UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05002

DWS Variable Series II
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 3/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2011 (Unaudited)

DWS Alternative Asset Allocation Plus VIP
	Shares	Value ($)
Equity - Equity Funds 32.6%
DWS Emerging Markets Equity Fund "Institutional"	189,295	3,632,576
DWS Gold & Precious Metals Fund "Institutional"	31,983	727,922
DWS RREEF Global Infrastructure Fund "Institutional"	252,222	2,529,789
DWS RREEF Global Real Estate Securities Fund "Institutional"	657,757	5,071,309

Total Equity - Equity Funds (Cost $10,920,409)		11,961,596
Equity - Exchange-Traded Funds 4.8%
iShares MSCI EAFE Small Cap Index Fund	9,056	392,487
Vanguard FTSE All World ex-US Small-Cap Fund	4,875	496,909
WisdomTree Emerging Markets SmallCap Dividend Fund	16,417	856,950

Total Equity - Exchange-Traded Funds (Cost $1,625,532)		1,746,346
Fixed Income - Bond Funds 42.2%
DWS Enhanced Commodity Strategy Fund "Institutional"*	1,155,203	5,498,766
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional"	266,893	2,887,779
DWS Floating Rate Plus Fund "Institutional"	292,169	2,778,522
DWS Global Inflation Plus Fund "Institutional"	414,418	4,355,533

Total Fixed Income - Bond Funds (Cost $14,276,884)		15,520,600
Fixed Income - Exchange-Traded Funds 2.0%
SPDR Barclays Capital International Treasury Bond (Cost $699,616)	12,049	720,892
Market Neutral Fund 14.7%
DWS Disciplined Market Neutral Fund "Institutional" (Cost $5,422,638)	575,737	5,417,688
Fixed Income - Money Market Fund 3.0%
Central Cash Management Fund (Cost $1,109,026)	1,109,026	1,109,026

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $34,054,105) †	99.3	36,476,148
Other Assets and Liabilities, Net	0.7	242,691

Net Assets	100.0	36,718,839

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $34,071,584.  At March 31, 2011, net unrealized appreciation for all securities based on tax cost was $2,404,564.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,426,993 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $22,429.

EAFE: Europe, Australasia and Far East
FTSE: Financial Times and the London Stock Exchange
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$11,961,596	$—	$—	$11,961,596
Exchange-Traded Funds (a)	2,467,238	—	—	2,467,238
Bond Funds	15,520,600	—	—	15,520,600
Market Neutral Fund	5,417,688	—	—	5,417,688
Money Market Fund	1,109,026	—	—	1,109,026
Total	$36,476,148	$—	$—	$36,476,148

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.
(a)	See Investment Portfolio for additional detailed categorizations.
Investment Portfolio	as of March 31, 2011 (Unaudited)

DWS Balanced VIP
	Shares	Value ($)
Common Stocks 53.3%
Consumer Discretionary 5.8%
Auto Components 0.8%
Autoliv, Inc.	8,395	623,161
BorgWarner, Inc.*	20,422	1,627,429
Minth Group Ltd.	84,054	140,476
Nippon Seiki Co., Ltd.	8,945	107,431

		2,498,497
Automobiles 0.3%
Daimler AG (Registered)*	5,645	398,804
Honda Motor Co., Ltd.	11,967	449,590

		848,394
Distributors 0.5%
Genuine Parts Co.	25,544	1,370,180
Diversified Consumer Services 0.4%
H&R Block, Inc.	73,616	1,232,332
Hotels Restaurants & Leisure 1.2%
Bwin.Party Digital Entertainment PLC*	16,338	52,419
Carnival Corp. (Units)	27,107	1,039,825
Darden Restaurants, Inc.	16,030	787,554
Domino's Pizza UK & IRL PLC	11,377	78,096
InterContinental Hotels Group PLC	7,015	143,819
Marriott International, Inc. "A"	27,710	985,922
McDonald's Corp.	5,680	432,191
Paddy Power PLC	3,276	143,461
REXLot Holdings Ltd.	1,178,316	130,275
Trump Entertainment Resorts, Inc.*	2	36

		3,793,598
Household Durables 0.1%
Hajime Construction Co., Ltd.	3,405	79,414
Jarden Corp.	1,746	62,105
Panasonic Corp.	22,414	285,093

		426,612
Leisure Equipment & Products 0.1%
Universal Entertainment Corp.*	5,935	174,168
Media 0.5%
Aegis Group PLC	24,038	55,105
Charm Communications, Inc. (ADR)*	2,963	29,897
Dex One Corp.*	245	1,186
JC Decaux SA*	3,538	118,733
News Corp. "A"	59,606	1,046,681
SuperMedia, Inc.*	43	268
WPP PLC	30,237	372,770

		1,624,640
Multiline Retail 0.3%
Dollar General Corp.*	10,900	341,715
Nordstrom, Inc.	13,084	587,210

		928,925
Personal Products 0.0%
Vertis Holdings, Inc.*	111	1,969
Specialty Retail 0.9%
Advance Auto Parts, Inc.	1,659	108,864
Aeropostale, Inc.*	4,234	102,971
Best Buy Co., Inc.	18,380	527,874
Dick's Sporting Goods, Inc.*	18,582	742,908
Guess?, Inc.	2,358	92,787
hhgregg, Inc.*	3,955	52,957
L'Occitane International SA*	23,130	56,973
Limited Brands, Inc.	33,960	1,116,605
Urban Outfitters, Inc.*	3,142	93,726

		2,895,665
Textiles, Apparel & Luxury Goods 0.7%
Adidas AG	4,836	304,676
Burberry Group PLC	4,186	78,836
Compagnie Financiere Richemont SA "A"	4,402	254,248
Deckers Outdoor Corp.*	2,335	201,160
LVMH Moet Hennessy Louis Vuitton SA	1,076	170,332
NIKE, Inc. "B"	13,650	1,033,305

		2,042,557
Consumer Staples 4.2%
Beverages 0.8%
C&C Group PLC	28,607	129,328
Carlsberg AS "B"	1,490	160,436
Central European Distribution Corp.*	2,517	28,568
Diageo PLC	12,815	243,610
PepsiCo, Inc.	29,295	1,886,891

		2,448,833
Food & Staples Retailing 0.9%
CVS Caremark Corp.	29,967	1,028,467
Kroger Co.	26,450	634,007
Seven & I Holdings Co., Ltd.	11,831	301,820
Wal-Mart Stores, Inc.	7,965	414,578
Wesfarmers Ltd.	7,877	258,930

		2,637,802
Food Products 1.1%
Diamond Foods, Inc.	2,706	150,995
General Mills, Inc.	15,035	549,529
Green Mountain Coffee Roasters, Inc.*	1,960	126,636
Kellogg Co.	27,007	1,457,838
Mead Johnson Nutrition Co.	9,213	533,709
Nestle SA (Registered)	5,806	332,810
SunOpta, Inc.*	18,154	134,703
Unilever NV (CVA)	7,417	232,564

		3,518,784
Household Products 0.4%
Church & Dwight Co., Inc.	7,590	602,191
Colgate-Palmolive Co.	7,070	570,973

		1,173,164
Personal Products 0.1%
Kao Corp.	12,622	314,867
Tobacco 0.9%
Altria Group, Inc.	51,500	1,340,545
Imperial Tobacco Group PLC	9,131	282,266
Philip Morris International, Inc.	17,075	1,120,632

		2,743,443
Energy 7.0%
Energy Equipment & Services 2.0%
AMEC PLC	12,984	248,489
Cameron International Corp.*	1,571	89,704
Compagnie Generale de Geophysique-Veritas*	5,847	210,847
Complete Production Services, Inc.*	3,202	101,856
Dresser-Rand Group, Inc.*	2,096	112,388
John Wood Group PLC	10,289	105,223
Lamprell PLC	16,870	95,397
National Oilwell Varco, Inc.	18,163	1,439,781
Noble Corp.	22,948	1,046,888
ProSafe SE	8,816	66,906
Saipem SpA	4,456	236,877
SBM Offshore NV	5,824	169,037
Schlumberger Ltd.	14,947	1,393,957
Tecnicas Reunidas SA	1,090	65,528
Transocean Ltd.*	9,997	779,266

		6,162,144
Oil, Gas & Consumable Fuels 5.0%
Alpha Natural Resources, Inc.*	8,761	520,141
Anadarko Petroleum Corp.	14,260	1,168,179
BG Group PLC	19,420	483,192
Canadian Natural Resources Ltd.	13,601	672,297
Chevron Corp.	11,835	1,271,434
Cloud Peak Energy, Inc.*	3,368	72,715
ConocoPhillips	11,190	893,633
Eni SpA	12,519	307,468
EOG Resources, Inc.	11,214	1,328,971
Exxon Mobil Corp.	14,639	1,231,579
Gazprom OAO (ADR)	11,700	378,378
LUKOIL (ADR)	4,267	304,621
Marathon Oil Corp.	28,302	1,508,780
Nexen, Inc.	29,834	743,463
Northern Oil & Gas, Inc.*	3,029	80,874
Occidental Petroleum Corp.	10,730	1,121,178
Plains Exploration & Production Co.*	13,573	491,750
Repsol YPF SA	11,049	378,548
Suncor Energy, Inc.	28,873	1,294,665
Total SA	9,731	592,382
Ultra Petroleum Corp.*	2,543	125,243
Woodside Petroleum Ltd.	7,131	345,194

		15,314,685
Financials 6.2%
Capital Markets 1.3%
Affiliated Managers Group, Inc.*	873	95,480
Ameriprise Financial, Inc.	7,230	441,608
Ashmore Group PLC	25,750	136,895
Charles Schwab Corp.	28,850	520,165
ICAP PLC	7,675	65,009
Jefferies Group, Inc.	4,451	111,008
Lazard Ltd. "A"	1,600	66,528
Morgan Stanley	30,177	824,436
Partners Group Holding AG	678	129,621
T. Rowe Price Group, Inc.	21,880	1,453,270
UOB-Kay Hian Holdings Ltd.	46,506	64,935
Waddell & Reed Financial, Inc. "A"	2,182	88,611

		3,997,566
Commercial Banks 1.5%
Australia & New Zealand Banking Group Ltd.	14,418	355,085
Banco Santander Brasil SA (Units)	15,650	189,796
BNP Paribas	3,852	281,742
Daegu Bank	6,428	105,478
Dah Sing Banking Group Ltd.	43,793	67,897
HSBC Holdings PLC	43,764	450,022
Huntington Bancshares, Inc.	9,230	61,287
Industrial & Commercial Bank of China Ltd. "H"	215,754	179,181
Intesa Sanpaolo	76,565	226,564
National Australia Bank Ltd.	10,891	291,203
Oversea-Chinese Banking Corp., Ltd.	39,230	298,154
Prosperity Bancshares, Inc.	1,920	82,118
Royal Bank of Scotland Group PLC*	335,733	219,688
Sberbank of Russia	27,585	103,664
Societe Generale	4,704	305,659
Standard Chartered PLC	13,685	354,988
Sumitomo Mitsui Financial Group, Inc.	11,221	348,852
Swedbank AB "A"	12,700	217,304
UniCredit SpA	144,623	357,450
Zions Bancorp.	2,711	62,516

		4,558,648
Consumer Finance 0.0%
Kiatnakin Bank PCL (Foreign Registered)	79,408	92,549
Magma Fincorp Ltd.	25,505	34,029

		126,578
Diversified Financial Services 0.6%
Hong Kong Exchanges & Clearing Ltd.	12,428	269,537
ING Groep NV (CVA)*	29,626	374,976
JPMorgan Chase & Co.	22,604	1,042,044

		1,686,557
Insurance 2.8%
AIA Group Ltd.*	53,108	163,518
Allianz SE (Registered)	1,982	278,164
Assurant, Inc.	22,612	870,788
AXA SA	5,124	107,074
Fidelity National Financial, Inc. "A"	44,228	624,942
HCC Insurance Holdings, Inc.	21,831	683,529
Legal & General Group PLC	160,135	295,936
Lincoln National Corp.	39,953	1,200,188
MetLife, Inc.	15,037	672,605
Old Mutual PLC	103,969	226,830
PartnerRe Ltd.	15,174	1,202,388
Prudential Financial, Inc.	17,316	1,066,319
Prudential PLC	14,617	165,664
Sampo Oyj "A"	10,018	319,586
Transatlantic Holdings, Inc.	12,494	608,083

		8,485,614
Real Estate Management & Development 0.0%
K Wah International Holdings Ltd.	278,054	111,171
Health Care 5.7%
Biotechnology 1.3%
Amgen, Inc.*	8,010	428,134
Celgene Corp.*	26,460	1,522,244
Gilead Sciences, Inc.*	46,847	1,988,187
Metabolix, Inc.*	3,579	37,615
Onyx Pharmaceuticals, Inc.*	1,761	61,952

		4,038,132
Health Care Equipment & Supplies 1.0%
Accuray, Inc.*	9,505	85,830
Baxter International, Inc.	21,441	1,152,882
Becton, Dickinson & Co.	9,781	778,763
Edwards Lifesciences Corp.*	5,727	498,249
Kinetic Concepts, Inc.*	1,869	101,711
NxStage Medical, Inc.*	5,220	114,736
Thoratec Corp.*	12,931	335,301

		3,067,472
Health Care Providers & Services 1.7%
Centene Corp.*	3,938	129,875
Express Scripts, Inc.*	24,250	1,348,543
Fleury SA	9,424	139,976
Fresenius Medical Care AG & Co. KGaA	5,468	367,237
McKesson Corp.	29,198	2,308,102
WellPoint, Inc.	11,456	799,514

		5,093,247
Health Care Technology 0.0%
SXC Health Solutions Corp.*	2,774	152,015
Life Sciences Tools & Services 0.4%
Life Technologies Corp.*	2,358	123,607
Thermo Fisher Scientific, Inc.*	18,955	1,052,950

		1,176,557
Pharmaceuticals 1.3%
AstraZeneca PLC	6,342	291,277
Bayer AG (Registered)	3,979	308,117
Flamel Technologies SA (ADR)*	12,092	72,673
Johnson & Johnson	5,328	315,684
Merck & Co., Inc.	32,260	1,064,902
Novo Nordisk AS "B"	2,077	260,947
Pacira Pharmaceuticals, Inc.*	7,309	51,894
Questcor Pharmaceuticals, Inc.*	10,344	149,057
Sanofi-Aventis	2,266	158,883
Takeda Pharmaceutical Co., Ltd.	6,568	306,370
Teva Pharmaceutical Industries Ltd. (ADR)	22,364	1,122,002
VIVUS, Inc.*	7,284	45,088

		4,146,894
Industrials 6.9%
Aerospace & Defense 1.6%
BE Aerospace, Inc.*	3,231	114,797
Huntington Ingalls Industries, Inc.*	2,156	89,474
Northrop Grumman Corp.	12,684	795,414
Raytheon Co.	16,970	863,264
S&T Dynamics Co., Ltd.	4,872	78,613
TransDigm Group, Inc.*	7,890	661,419
United Technologies Corp.	26,612	2,252,706

		4,855,687
Airlines 0.1%
Cebu Air, Inc.*	20,003	36,641
Deutsche Lufthansa AG (Registered)*	6,877	145,753
Ryanair Holdings PLC (ADR)	3,231	89,822
Singapore Airlines Ltd.	12,701	138,446

		410,662
Building Products 0.0%
Congoleum Corp.*	190,000	0
Commercial Services & Supplies 0.4%
Babcock International Group PLC	13,934	138,812
EnerNOC, Inc.*	2,169	41,450
Prosegur, Compania de Seguridad SA (Registered)	1,091	64,939
Quad Graphics, Inc.*	38	1,616
Serco Group PLC	9,304	83,284
Stericycle, Inc.*	8,297	735,695

		1,065,796
Construction & Engineering 0.1%
Aecom Technology Corp.*	3,665	101,630
Chicago Bridge & Iron Co. NV	3,928	159,713
Shui On Construction & Materials Ltd.	50,624	67,945

		329,288
Electrical Equipment 1.0%
AMETEK, Inc.	30,258	1,327,419
Prysmian SpA	3,430	73,595
Roper Industries, Inc.	14,970	1,294,306
Schneider Electric SA	2,285	390,539

		3,085,859
Industrial Conglomerates 0.3%
Keppel Corp., Ltd.	34,837	339,940
Siemens AG (Registered)	3,168	434,198

		774,138
Machinery 2.4%
Altra Holdings, Inc.*	3,508	82,859
Amtek Engineering Ltd.*	149,008	150,131
Andritz AG	1,105	103,028
Austal Ltd.	24,544	77,177
Charter International PLC	6,080	78,809
Dover Corp.	14,742	969,139
EVA Precision Industrial Holdings Ltd.	198,401	145,385
FANUC Corp.	3,719	562,902
Joy Global, Inc.	1,659	163,926
Komatsu Ltd.	15,160	514,871
Kubota Corp.	24,642	232,259
MAN SE	1,187	148,035
Meritor, Inc.*	24,461	415,103
Navistar International Corp.*	17,697	1,226,933
Parker Hannifin Corp.	16,300	1,543,284
Rational AG	468	111,426
Rotork PLC	3,551	99,461
SPX Corp.	7,908	627,816
Volvo AB "B"*	14,153	248,892

		7,501,436
Marine 0.2%
A P Moller-Maersk AS "B"	32	301,011
Mitsui O.S.K Lines Ltd.	67,229	387,145

		688,156
Professional Services 0.0%
Brunel International NV	1,896	89,263
Road & Rail 0.5%
Norfolk Southern Corp.	20,990	1,453,977
Trading Companies & Distributors 0.3%
JFE Shoji Holdings, Inc.	5,000	21,700
MISUMI Group, Inc.	5,598	138,974
Mitsubishi Corp.	21,967	609,784
Sumikin Bussan Corp.	25,951	61,461

		831,919
Transportation Infrastructure 0.0%
Koninklijke Vopak NV	2,512	120,862
Information Technology 9.2%
Communications Equipment 1.3%
Brocade Communications Systems, Inc.*	73,866	454,276
Cisco Systems, Inc.	111,170	1,906,565
Harris Corp.	1,832	90,867
QUALCOMM, Inc.	27,807	1,524,658
Sycamore Networks, Inc.	2,444	59,707

		4,036,073
Computers & Peripherals 2.2%
Apple, Inc.*	10,640	3,707,508
EMC Corp.*	53,120	1,410,336
Hewlett-Packard Co.	28,788	1,179,444
Lexmark International, Inc. "A"*	7,921	293,394

		6,590,682
Electronic Equipment, Instruments & Components 0.2%
Cognex Corp.	2,378	67,178
E Ink Holdings, Inc.*	59,200	95,726
Itron, Inc.*	2,182	123,152
Kingboard Chemical Holdings Ltd.	20,512	107,985
Star Micronics Co., Ltd.	6,085	67,449
Venture Corp., Ltd.	15,352	117,043

		578,533
Internet Software & Services 0.8%
Akamai Technologies, Inc.*	26,006	988,228
Google, Inc. "A"*	2,205	1,292,593
Internet Initiative Japan, Inc.	32	96,062
Meetic	1,685	36,894
NIC, Inc.	6,479	80,728
United Internet AG (Registered)	5,935	106,821

		2,601,326
IT Services 1.3%
Accenture PLC "A"	17,030	936,139
Automatic Data Processing, Inc.	14,998	769,547
Cardtronics, Inc.*	5,499	111,905
Digital Garage, Inc.*	37	163,693
International Business Machines Corp.	5,020	818,612
Telvent GIT SA*	2,474	72,018
VeriFone Systems, Inc.*	18,444	1,013,498

		3,885,412
Office Electronics 0.2%
Canon, Inc.	14,117	614,373
Semiconductors & Semiconductor Equipment 0.9%
ARM Holdings PLC	14,096	130,024
FSI International, Inc.*	14,925	65,371
Intel Corp.	95,836	1,933,012
Lam Research Corp.*	1,571	89,013
Skyworks Solutions, Inc.*	10,246	332,175
Taiwan Semiconductor Manufacturing Co., Ltd.	113,397	272,247

		2,821,842
Software 2.3%
Adobe Systems, Inc.*	10,200	338,232
Check Point Software Technologies Ltd.*	12,390	632,510
Concur Technologies, Inc.*	10,378	575,460
Microsoft Corp.	96,539	2,448,229
Oracle Corp.	56,550	1,887,073
Rovi Corp.*	1,746	93,673
SAP AG	6,138	375,787
Solera Holdings, Inc.	11,797	602,827
TiVo, Inc.*	5,920	51,859
VanceInfo Technologies, Inc. (ADR)*	2,661	83,582

		7,089,232
Materials 3.7%
Chemicals 2.1%
Air Liquide SA	1,585	210,609
Air Products & Chemicals, Inc.	13,198	1,190,196
BASF SE	5,441	470,601
Huntsman Corp.	70,342	1,222,544
Koninklijke DSM NV	6,442	395,814
Linde AG	1,949	307,839
Praxair, Inc.	9,134	928,014
Shin-Etsu Chemical Co., Ltd.	9,867	490,503
STR Holdings, Inc.*	3,421	65,615
Syngenta AG (Registered)	488	158,593
The Mosaic Co.	9,996	787,185
Yara International ASA	3,638	184,326

		6,411,839
Containers & Packaging 0.6%
Owens-Illinois, Inc.*	18,427	556,311
Sonoco Products Co.	30,423	1,102,225

		1,658,536
Metals & Mining 1.0%
BHP Billiton Ltd.	14,175	682,658
Cliffs Natural Resources, Inc.	1,459	143,391
Freeport-McMoRan Copper & Gold, Inc.	11,846	658,045
Lynas Corp., Ltd.*	92,508	215,293
Mechel (ADR)	9,500	292,505
Newcrest Mining Ltd.	2,950	121,504
Northam Platinum Ltd.	8,340	54,244
Randgold Resources Ltd. (ADR)*	960	78,278
Rio Tinto PLC	5,891	413,830
Thompson Creek Metals Co., Inc.*	5,751	72,118
Xstrata PLC	16,059	375,350

		3,107,216
Paper & Forest Products 0.0%
Schweitzer-Mauduit International, Inc.	1,870	94,641
Telecommunication Services 2.1%
Diversified Telecommunication Services 1.1%
AT&T, Inc.	47,766	1,461,640
CenturyLink, Inc.	37,798	1,570,507
Koninklijke (Royal) KPN NV	11,647	198,403
Telefonica SA	11,577	289,828

		3,520,378
Wireless Telecommunication Services 1.0%
America Movil SAB de CV "L"	79,231	230,410
American Tower Corp. "A"*	13,190	683,506
NTT DoCoMo, Inc.	288	506,199
Vodafone Group PLC	193,354	547,465
Vodafone Group PLC (ADR)	34,518	992,392

		2,959,972
Utilities 2.5%
Electric Utilities 2.1%
American Electric Power Co., Inc.	21,839	767,423
Duke Energy Corp.	38,175	692,876
Entergy Corp.	13,303	894,095
Exelon Corp.	25,883	1,067,415
FirstEnergy Corp.	39,032	1,447,697
Fortum Oyj*	10,176	345,537
Power Assets Holdings Ltd.	43,475	289,794
Southern Co.	19,510	743,526

		6,248,363
Multi-Utilities 0.4%
GDF Suez	3,994	162,733
PG&E Corp.	25,829	1,141,125

		1,303,858

Total Common Stocks (Cost $127,589,503)		163,521,029
Preferred Stocks 0.2%
Consumer Discretionary 0.0%
Volkswagen AG	686	111,268
Energy 0.1%
Petroleo Brasileiro SA	10,118	176,685
Information Technology 0.1%
Samsung Electronics Co., Ltd.	301	171,498
Materials 0.0%
Vale SA "A"	5,766	167,366

Total Preferred Stocks (Cost $593,447)		626,817
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	80	2
Information Technology 0.0%
Kingboard Chemical Holdings Ltd., Expiration Date 10/31/2012*	3,400	2,732
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	170	1,038

Total Warrants (Cost $30,284)		3,772

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 7.2%
Consumer Discretionary 1.1%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		35,000	35,394
8.75%, 6/1/2019		35,000	37,975
Asbury Automotive Group, Inc., 7.625%, 3/15/2017		35,000	35,700
Avis Budget Car Rental LLC, 8.25%, 1/15/2019		15,000	15,713
CanWest LP, 144A, 9.25%, 8/1/2015 **		25,000	4,250
Carrols Corp., 9.0%, 1/15/2013		15,000	15,038
CBS Corp., 5.9%, 10/15/2040		270,000	252,520
DineEquity, Inc., 144A, 9.5%, 10/30/2018		10,000	10,850
DIRECTV Holdings LLC:
6.0%, 8/15/2040		530,000	507,569
6.35%, 3/15/2040		51,000	51,011
DISH DBS Corp.:
6.625%, 10/1/2014		40,000	42,350
7.125%, 2/1/2016		35,000	37,363
Expedia, Inc., 7.456%, 8/15/2018		550,000	618,750
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		25,000	125
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		10,000	11,200
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		30,000	30,600
Home Depot, Inc.:
5.4%, 9/15/2040		125,000	116,150
5.875%, 12/16/2036		50,000	49,700
Mediacom Broadband LLC, 8.5%, 10/15/2015		20,000	20,750
NBCUniversal Media LLC, 144A, 5.95%, 4/1/2041		247,000	236,692
Norcraft Holdings LP, 9.75%, 9/1/2012		36,000	35,640
Penske Automotive Group, Inc., 7.75%, 12/15/2016		50,000	51,687
Sabre Holdings Corp., 8.35%, 3/15/2016		25,000	24,125
Sears Holdings Corp., 144A, 6.625%, 10/15/2018		10,000	9,700
TCI Communications, Inc., 8.75%, 8/1/2015		135,000	163,832
Time Warner, Inc.:
5.875%, 11/15/2016		147,000	163,998
6.2%, 3/15/2040		175,000	173,411
7.625%, 4/15/2031		175,000	201,874
Travelport LLC, 4.936% ***, 9/1/2014		20,000	18,125
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		100,000	105,250
Yum! Brands, Inc.:
3.875%, 11/1/2020		210,000	198,308
5.3%, 9/15/2019		65,000	68,946

			3,344,596
Consumer Staples 0.7%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/2019		500,000	615,154
CVS Caremark Corp.:
6.125%, 9/15/2039		275,000	280,029
6.25%, 6/1/2027		300,000	328,592
General Nutrition Centers, Inc., 5.75% ***, 3/15/2014 (PIK)		15,000	15,000
Kraft Foods, Inc., 5.375%, 2/10/2020		600,000	633,448
Kroger Co., 5.4%, 7/15/2040		110,000	103,238
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		108,750	105,080
SUPERVALU, Inc., 8.0%, 5/1/2016		10,000	10,000

			2,090,541
Energy 0.9%
Belden & Blake Corp., 8.75%, 7/15/2012		130,000	130,000
BreitBurn Energy Partners LP, 8.625%, 10/15/2020		10,000	10,475
Bristow Group, Inc., 7.5%, 9/15/2017		30,000	31,537
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		200,000	257,781
El Paso Corp., 7.25%, 6/1/2018		20,000	22,480
Enterprise Products Operating LLC, 6.125%, 10/15/2039		230,000	228,919
Kinder Morgan Energy Partners LP:
6.5%, 9/1/2039		50,000	51,244
7.3%, 8/15/2033		360,000	401,896
Marathon Petroleum Corp., 144A, 5.125%, 3/1/2021		75,000	75,599
Newfield Exploration Co., 7.125%, 5/15/2018		40,000	43,000
ONEOK Partners LP, 6.15%, 10/1/2016		201,000	226,737
Petrohawk Energy Corp., 7.875%, 6/1/2015		15,000	15,900
Plains All American Pipeline LP, 8.75%, 5/1/2019		600,000	750,630
Plains Exploration & Production Co., 7.0%, 3/15/2017		15,000	15,488
Stone Energy Corp., 6.75%, 12/15/2014		25,000	24,875
Weatherford International Ltd., 5.125%, 9/15/2020		300,000	297,886
Williams Partners LP, 4.125%, 11/15/2020		253,000	240,826

			2,825,273
Financials 2.5%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		20,000	18,400
American Express Co., 7.0%, 3/19/2018		390,000	455,803
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		36,400	21,840
Bank of America Corp., Series L, 7.625%, 6/1/2019		410,000	474,862
Bunge Ltd. Finance Corp., 4.1%, 3/15/2016		110,000	110,274
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		30,000	32,700
CIT Group, Inc., 7.0%, 5/1/2015		65,355	65,927
Citigroup, Inc., 5.375%, 8/9/2020		500,000	514,726
CNA Fianancial Corp., 5.75%, 8/15/2021		365,000	373,693
Fifth Third Bancorp., 5.45%, 1/15/2017		429,000	444,628
General Electric Capital Corp., 5.3%, 2/11/2021		185,000	187,899
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036		150,000	140,846
Health Care REIT, Inc., (REIT), 6.5%, 3/15/2041		135,000	130,356
iPayment, Inc., 9.75%, 5/15/2014		25,000	24,875
JPMorgan Chase & Co., 2.6%, 1/15/2016		700,000	675,812
KeyCorp, 5.1%, 3/24/2021		250,000	248,457
Lincoln National Corp., 8.75%, 7/1/2019		190,000	240,589
MetLife, Inc.:
6.75%, 6/1/2016		113,000	130,622
7.717%, 2/15/2019		250,000	303,894
Morgan Stanley:
3.45%, 11/2/2015		45,000	44,234
5.75%, 1/25/2021		260,000	262,417
Series F, 6.625%, 4/1/2018		225,000	247,301
Nationwide Financial Services, Inc., 144A, 5.375%, 3/25/2021		119,000	117,869
Navios Maritime Acquisition Corp., 8.625%, 11/1/2017		10,000	10,350
Nielsen Finance LLC, 144A, 7.75%, 10/15/2018		10,000	10,725
PNC Bank NA, 6.875%, 4/1/2018		300,000	340,167
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014		100,000	107,478
6.2%, 1/15/2015		100,000	110,366
7.375%, 6/15/2019		30,000	35,223
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		4,000	4,150
Reynolds Group Issuer, Inc., 144A, 9.0%, 4/15/2019		100,000	103,500
Royal Bank of Scotland PLC, 6.125%, 1/11/2021		210,000	215,895
Santander US Debt SA Unipersonal, 144A, 2.991%, 10/7/2013		500,000	496,848
SunTrust Banks, Inc., 3.6%, 4/15/2016		98,000	97,416
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018		400,000	433,671
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		75,000	37
Wells Fargo & Co., 4.6%, 4/1/2021		310,000	306,561
WMG Acquisition Corp., 9.5%, 6/15/2016		20,000	21,150

			7,561,561
Health Care 0.6%
Express Scripts, Inc.:
6.25%, 6/15/2014		250,000	277,738
7.25%, 6/15/2019		320,000	382,148
HCA, Inc., 8.5%, 4/15/2019		10,000	11,100
IASIS Healthcare LLC, 8.75%, 6/15/2014		30,000	30,637
McKesson Corp., 4.75%, 3/1/2021		200,000	202,833
Medco Health Solutions, Inc., 7.125%, 3/15/2018		425,000	495,645
Quest Diagnostics, Inc.:
4.7%, 4/1/2021		300,000	296,930
6.4%, 7/1/2017		250,000	281,594

			1,978,625
Industrials 0.2%
Actuant Corp., 6.875%, 6/15/2017		20,000	20,600
ARAMARK Corp., 8.5%, 2/1/2015		10,000	10,425
BE Aerospace, Inc., 8.5%, 7/1/2018		50,000	55,375
Belden, Inc., 7.0%, 3/15/2017		25,000	25,594
Cenveo Corp., 144A, 10.5%, 8/15/2016		10,000	10,050
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		62,700	43,890
Corrections Corp. of America, 7.75%, 6/1/2017		10,000	10,863
CSX Corp.:
6.15%, 5/1/2037		150,000	158,887
6.25%, 3/15/2018		190,000	216,712
Kansas City Southern de Mexico SA de CV, 7.375%, 6/1/2014		20,000	20,800
Owens Corning, Inc., 9.0%, 6/15/2019		10,000	11,819
United Rentals North America, Inc., 10.875%, 6/15/2016		35,000	40,425

			625,440
Information Technology 0.2%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		30,000	25,800
eBay, Inc., 1.625%, 10/15/2015		500,000	477,441
MasTec, Inc., 7.625%, 2/1/2017		35,000	35,875
SunGard Data Systems, Inc., 10.25%, 8/15/2015		70,000	73,500
Vangent, Inc., 9.625%, 2/15/2015		15,000	14,925

			627,541
Materials 0.3%
Appleton Papers, Inc., 11.25%, 12/15/2015		15,000	14,550
Crown Americas LLC, 7.625%, 5/15/2017		10,000	10,925
Domtar Corp., 10.75%, 6/1/2017		20,000	25,000
Dow Chemical Co., 4.25%, 11/15/2020		185,000	176,681
Exopack Holding Corp., 11.25%, 2/1/2014		80,000	82,300
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		209,283	188,355
10.0%, 3/31/2015		206,080	191,654
Graphic Packaging International, Inc., 9.5%, 6/15/2017		30,000	33,300
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		15,000	15,206
NewMarket Corp., 7.125%, 12/15/2016		65,000	66,950
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		10,000	10,963
Radnor Holdings Corp., 11.0%, 3/15/2010 **		40,000	4
Silgan Holdings, Inc., 7.25%, 8/15/2016		20,000	21,700
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK) **		43,120	15,954

			853,542
Telecommunication Services 0.5%
American Tower Corp.:
5.05%, 9/1/2020		350,000	340,036
7.25%, 5/15/2019		175,000	196,709
AT&T Mobility LLC, 6.5%, 12/15/2011		275,000	286,271
Cincinnati Bell, Inc., 8.375%, 10/15/2020		20,000	19,650
Cricket Communications, Inc., 10.0%, 7/15/2015		50,000	54,875
Embarq Corp., 7.082%, 6/1/2016		400,000	454,876
ERC Ireland Preferred Equity Ltd., 144A, 8.093% ***, 2/15/2017 (PIK)	EUR	110,729	6,259
Intelsat Subsidiary Holding Co. SA, 8.875%, 1/15/2015		60,000	61,950
Telesat Canada, 11.0%, 11/1/2015		70,000	77,962
Verizon Communications, Inc., 4.6%, 4/1/2021		116,000	115,503
West Corp., 144A, 8.625%, 10/1/2018		10,000	10,525
Windstream Corp., 7.0%, 3/15/2019		25,000	25,188

			1,649,804
Utilities 0.2%
AES Corp.:
8.0%, 10/15/2017		35,000	37,625
8.0%, 6/1/2020		30,000	32,400
DTE Energy Co., 7.625%, 5/15/2014		81,000	93,057
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		234,000	231,998
NRG Energy, Inc.:
7.375%, 2/1/2016		50,000	51,750
7.375%, 1/15/2017		60,000	62,550
Sempra Energy, 6.5%, 6/1/2016		135,000	154,075

			663,455

Total Corporate Bonds (Cost $21,765,266)			22,220,378
Asset-Backed 0.3%
Automobile Receivables 0.1%
Ford Credit Auto Owner Trust, "B", Series 2007-B, 5.69%, 11/15/2012		379,000	392,207
Credit Card Receivables 0.2%
Citibank Omni Master Trust, "A8", Series 2009-A8, 144A, 2.355% ***, 5/16/2016		500,000	507,550

Total Asset-Backed (Cost $885,529)			899,757
Mortgage-Backed Securities Pass-Throughs 3.2%
Federal Home Loan Mortgage Corp.:
4.0%, 8/1/2039		1,716,998	1,695,200
6.0%, 3/1/2038		32,554	35,353
Federal National Mortgage Association:
3.213% ***, 8/1/2037		160,733	168,415
3.5%, 8/1/2025 (b)		1,675,000	1,679,318
4.0%, with various maturities from 5/1/2039 until 9/1/2040		3,173,502	3,135,976
4.5%, 9/1/2035		47,656	48,886
6.0%, with various maturities from 1/1/2024 until 8/1/2037		1,950,396	2,131,155
6.5%, with various maturities from 5/1/2017 until 1/1/2038		51,626	56,625
8.0%, 9/1/2015		62,768	68,174
Government National Mortgage Association , 4.5%, 6/1/2039 (b)		875,000	902,480

Total Mortgage-Backed Securities Pass-Throughs (Cost $9,963,986)			9,921,582
Commercial Mortgage-Backed Securities 2.7%
Banc of America Commercial Mortgage, Inc.:
"A5A", Series 2005-4, 4.933%, 7/10/2045		575,000	608,298
"A4", Series 2006-3, 5.889%, 7/10/2044		750,000	811,335
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007-PW18, 5.7%, 6/13/2050		400,000	426,374
Citigroup/Deutsche Bank Commercial Mortgage Trust:
"A4", Series 2005-CD1, 5.222% ***, 7/15/2044		900,000	967,447
"A5", Series 2006-CD3, 5.617%, 10/15/2048		350,000	376,216
GS Mortgage Securities Corp. II, "A4A", Series 2005-GG4, 4.751%, 7/10/2039		750,000	789,133
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-LD12, 5.882%, 2/15/2051		590,000	631,661
LB-UBS Commercial Mortgage Trust:
"A2", Series 2005-C2, 4.821%, 4/15/2030		13,166	13,173
"A4", Series 2006-C1, 5.156%, 2/15/2031		1,250,000	1,336,603
"A3", Series 2006-C7, 5.347%, 11/15/2038		700,000	740,544
"A4", Series 2007-C6, 5.858%, 7/15/2040		260,000	276,732
Morgan Stanley Capital I, "A4", Series 2007-HQ11, 5.447%, 2/12/2044		205,000	215,180
Wachovia Bank Commercial Mortgage Trust, "A4", Series 2005-C22, 5.446% ***, 12/15/2044		885,000	951,831

Total Commercial Mortgage-Backed Securities (Cost $8,077,109)			8,144,527
Collateralized Mortgage Obligations 0.1%
Federal Home Loan Mortgage Corp., "H", Series 2278, 6.5%, 1/15/2031		5,411	6,015
Wells Fargo Mortgage Backed Securities, “2A3”, Series 2004-EE, 2.845% ***, 12/25/2034		245,502	227,422

Total Collateralized Mortgage Obligations (Cost $231,641)			233,437
Government & Agency Obligations 9.7%
Sovereign Bonds 2.6%
Federal Republic of Germany-Inflation Linked Note, 2.25%, 4/15/2013	EUR	214,838	321,701
Government of Canada-Inflation Linked Bond, 4.0%, 12/1/2031	CAD	270,686	429,180
Government of France-Inflation Linked Bonds:
1.0%, 7/25/2017	EUR	243,522	349,399
2.25%, 7/25/2020	EUR	630,427	971,080
3.15%, 7/25/2032	EUR	485,453	867,031
Government of Japan-Inflation Linked Bond, Series 9, 1.1%, 9/10/2016	JPY	41,538,000	506,316
Government of Sweden-Inflation Linked Bond, Series 3105, 3.5%, 12/1/2015	SEK	2,650,000	572,454
Republic of Italy-Inflation Linked Bond, 2.1%, 9/15/2017	EUR	87,338	124,654
Republic of Poland, 6.375%, 7/15/2019		100,000	111,274
State of Qatar, 144A, 6.4%, 1/20/2040		100,000	105,250
United Kingdom Treasury-Inflation Linked Bonds:
1.125%, 11/22/2037	GBP	475,528	830,125
1.875%, 11/22/2022	GBP	512,164	935,078
2.0%, 1/26/2035	GBP	190,000	505,050
2.5%, 8/16/2013	GBP	75,000	340,226
2.5%, 7/26/2016	GBP	112,000	572,196
2.5%, 4/16/2020	GBP	71,000	367,709

			7,908,723
US Treasury Obligations 7.1%
US Treasury Bill, 0.135% ****, 9/15/2011 (c)		221,000	220,836
US Treasury Bonds:
4.75%, 2/15/2037		1,500,000	1,570,079
5.375%, 2/15/2031		1,500,000	1,715,391
US Treasury Inflation-Indexed Bonds:
2.125%, 2/15/2040		86,593	91,565
2.375%, 1/15/2025		782,647	878,582
3.625%, 4/15/2028		810,021	1,044,674
3.875%, 4/15/2029		214,306	286,768
US Treasury Inflation-Indexed Notes:
1.125%, 1/15/2021		2,818,396	2,859,570
1.875%, 7/15/2015		186,783	205,491
2.375%, 1/15/2017		737,006	830,571
2.5%, 7/15/2016		485,188	550,688
3.0%, 7/15/2012		535,163	573,210
US Treasury Notes:
1.0%, 1/15/2014		605,000	602,022
1.75%, 1/31/2014		8,000,000	8,125,624
3.125%, 5/15/2019		500,000	499,961
4.5%, 11/15/2015		1,500,000	1,664,180

			21,719,212

Total Government & Agency Obligations (Cost $27,949,539)			29,627,935
Loan Participations and Assignments 0.0%
Senior Loans ***
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.246%, 3/26/2014		21,604	19,096
Letter of Credit, 2.303%, 3/26/2014		1,336	1,181
IASIS Healthcare LLC, Term Loan, 5.554%, 6/13/2014 (PIK)		92,687	91,751

Total Loan Participations and Assignments (Cost $114,592)			112,028
Municipal Bonds and Notes 0.3%
California, University Revenues, Build America Bonds, 5.946%, 5/15/2045 (d)		125,000	113,470
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Build America Bonds, Series B, 6.2%, 12/1/2040 (d)		185,000	164,861
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018 (d)		500,000	486,105
Louisville & Jefferson County, KY, Metropolitan Sewer District & Drain System, Build America Bonds, 6.25%, 5/15/2043 (d)		150,000	153,999

Total Municipal Bonds and Notes (Cost $960,266)			918,435
Preferred Securities 0.1%
Financials 0.1%
Farm Credit Bank of Texas, Series 1, 7.561%, 12/15/2013 (e)		218,000	227,367
Materials 0.0%
Hercules, Inc., 6.5%, 6/30/2029		40,000	33,650

Total Preferred Securities (Cost $244,165)			261,017

	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $2,000)	2	2,000

	Shares	Value ($)
Exchange-Traded Funds 13.3%
iShares JPMorgan USD Emerging Markets Bond Fund	43,155	4,601,617
iShares Russell 2000 Value Index Fund	82,565	6,223,750
SPDR Barclays Capital International Treasury Bond	76,710	4,589,560
Vanguard Emerging Markets Fund	191,578	9,371,996
Vanguard Total Bond Market Fund	198,732	15,902,534

Total Exchange-Traded Funds (Cost $34,492,428)		40,689,457
Cash Equivalents 7.1%
Central Cash Management Fund, 0.17% (f) (Cost $21,869,194)	21,869,194	21,869,194

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $254,768,949) †	97.5	299,051,365
Other Assets and Liabilities, Net	2.5	7,769,005

Net Assets	100.0	306,820,370

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
CanWest LP**	9.25%	8/1/2015	25,000	USD	25,000	4,250
Fontainebleau Las Vegas Holdings LLC**	11.0%	6/15/2015	25,000	USD	25,000	125
Radnor Holdings Corp.**	11.0%	3/15/2010	40,000	USD	25,775	4
Tropicana Entertainment LLC**	9.625%	12/15/2014	75,000	USD	55,245	37
Wolverine Tube, Inc.**	15.0%	3/31/2012	43,120	USD	43,120	15,954
					174,140	20,370

**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
***
These securities are shown at their current rate as of March 31, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $257,848,076. At March 31, 2011, net unrealized appreciation for all securities based on tax cost was $41,203,289. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $47,642,444 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,439,155.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	When-issued or delayed delivery security included.
(c)	At March 31, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Taxable issue.
(e)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At March 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	6/15/2011	199	21,367,136	(42,814)
10 Year US Treasury Note	USD	6/21/2011	149	17,735,656	(10,182)
2 Year US Treasury Note	USD	6/30/2011	125	27,265,625	10,922
Total net unrealized depreciation					(42,074)

At March 31, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	CAD	6/21/2011	101	12,501,289	138,498
10 Year Japanese Government Bond	JPY	6/9/2011	2	3,355,374	481
10 Year US Treasury Note	USD	6/21/2011	6	714,188	6,844
2 Year US Treasury Note	USD	6/30/2011	30	6,543,750	(2,954)
30 Year US Treasury Bond	USD	6/21/2011	15	1,802,813	(6,211)
Federal Republic of Germany Euro-Bund	EUR	6/8/2011	32	5,500,094	20,791
Ultra Long-Term US Treasury Bond	USD	6/21/2011	3	370,688	(1,594)
United Kingdom Long Gilt Bond	GBP	6/28/2011	130	24,435,322	34,581
Total net unrealized appreciation					190,436

As of March 31, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	140,000	USD	198,699	4/5/2011	127	Bank of America NA
USD	4,361,159	NOK	24,675,000	4/19/2011	96,285	UBS AG
USD	8,949,194	SEK	57,546,000	4/19/2011	159,535	UBS AG
GBP	3,167,000	USD	5,097,128	4/19/2011	17,693	UBS AG
CHF	7,325,000	USD	8,023,001	4/19/2011	47,107	UBS AG
USD	4,940,234	AUD	4,997,000	4/19/2011	216,306	UBS AG
USD	7,761,966	CAD	7,680,000	4/19/2011	156,332	UBS AG
Total unrealized appreciation					693,385

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	4,857,588	JPY	391,338,000	4/19/2011	(152,374)	UBS AG
EUR	2,741,000	USD	3,823,750	4/19/2011	(59,422)	UBS AG
NZD	6,442,000	USD	4,719,409	4/19/2011	(189,835)	UBS AG
Total unrealized depreciation					(401,631)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(g)
Consumer Discretionary	$14,240,813	$3,705,987	$2,007	$17,948,807
Consumer Staples	10,580,262	2,256,631	—	12,836,893
Energy	17,970,048	3,683,466	—	21,653,514
Financials	11,967,709	6,998,425	—	18,966,134
Health Care	15,981,486	1,692,831	—	17,674,317
Industrials	15,011,762	6,195,281	0	21,207,043
Information Technology	26,033,369	2,358,334	—	28,391,703
Materials	7,358,434	4,081,164	1,038	11,440,636
Telecommunication Services	4,938,455	1,541,895	—	6,480,350
Utilities	6,754,157	798,064	—	7,552,221
Fixed Income Investments(g)
Corporate Bonds	—	21,836,115	384,263	22,220,378
Asset Backed	—	899,757	—	899,757
Mortgage-Backed Securities Pass- Throughs	—	9,921,582	—	9,921,582
Commercial Mortgage-Backed Securities	—	8,144,527	—	8,144,527
Collateralized Mortgage Obligations	—	233,437	—	233,437
Government & Agency Obligations	—	29,407,099	—	29,407,099
Loan Participations and Assignments	—	112,028	—	112,028
Municipal Bonds and Notes	—	918,435	—	918,435
Preferred Securities	—	261,017	—	261,017
Other Investments	—	—	2,000	2,000
Exchange-Traded Funds	40,689,457	—	—	40,689,457
Short-Term Investments(g)	21,869,194	220,836	—	22,090,030
Derivatives (h)	212,117	693,385	—	905,502
Total	$193,607,263	$105,960,296	$389,308	$299,956,867
Liabilities
Derivatives (h)	$(63,755)	$(401,631)	$—	$(465,386)
Total	$(63,755)	$(401,631)	$—	$(465,386)

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended March 31 2011.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stock and/or Other Equity Investments
	Consumer Discretionary	Industrials	Materials	Corporate Bonds	Other Investments	Total
Balance as of December 31, 2010	$ 39	$ 0	$ 1,934	$ 414,996	$ 2,000	$ 418,969
Realized gain (loss)	—	—	—	(121,142)	—	(121,142)
Change in unrealized appreciation (depreciation)	946	0	(896)	132,546	0	132,596
Amortization premium/discount	—	—	—	1,088	—	1,088
Purchases	1,022	—	—	—	—	1,022
(Sales)	—	—	—	0	—	0
Transfers into Level 3	—	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	(43,225)(i)	—	(43,225)
Balance as of March 31, 2011	$ 2,007	$ 0	$ 1,038	$ 384,263	$ 2,000	$ 389,308
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2011	$ 946	$ 0	$ (896)	$ 11,891	$ 0	$ 11,941

Transfers between price levels are recognized at the beginning of the reporting period.

 (i)       The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$—	$291,754
Interest Rate Contracts	$148,362	$—

Investment Portfolio	as of March 31, 2011 (Unaudited)

DWS Blue Chip VIP
	Shares	Value ($)
Common Stocks 98.7%
Consumer Discretionary 10.7%
Auto Components 0.1%
Dana Holding Corp.*	4,300	74,777
Diversified Consumer Services 0.3%
Apollo Group, Inc. "A"*	4,200	175,182
Career Education Corp.* (a)	6,200	140,864

		316,046
Hotels Restaurants & Leisure 1.1%
Darden Restaurants, Inc.	2,900	142,477
McDonald's Corp.	3,600	273,924
Starbucks Corp.	11,100	410,145
Wynn Resorts Ltd.	3,400	432,650

		1,259,196
Household Durables 0.2%
Whirlpool Corp.	2,900	247,544
Internet & Catalog Retail 0.5%
Liberty Media Corp. - Interactive "A"*	34,600	554,984
Media 4.4%
Comcast Corp. "A"	81,400	2,012,208
Discovery Communications, Inc. "A"*	2,600	103,740
Time Warner, Inc.	34,033	1,214,978
Walt Disney Co. (a)	41,900	1,805,471

		5,136,397
Multiline Retail 1.5%
Dillard's, Inc. "A" (a)	24,408	979,249
Dollar General Corp.*	2,600	81,510
J.C. Penney Co., Inc.	6,800	244,188
Kohl's Corp.	2,000	106,080
Macy's, Inc.	14,800	359,048

		1,770,075
Specialty Retail 1.7%
Advance Auto Parts, Inc.	1,300	85,306
Chico's FAS, Inc.	5,800	86,420
Dick's Sporting Goods, Inc.*	2,300	91,954
GameStop Corp. "A"* (a)	6,200	139,624
Ross Stores, Inc.	1,300	92,456
The Gap, Inc. (a)	15,300	346,698
TJX Companies, Inc.	23,900	1,188,547

		2,031,005
Textiles, Apparel & Luxury Goods 0.9%
VF Corp.	10,500	1,034,565
Consumer Staples 6.4%
Beverages 0.1%
Molson Coors Brewing Co. "B"	1,800	84,402
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	3,800	278,616
Safeway, Inc.	22,800	536,712
Wal-Mart Stores, Inc.	16,800	874,440
Walgreen Co.	4,100	164,574

		1,854,342
Food Products 3.2%
Archer-Daniels-Midland Co.	17,600	633,776
ConAgra Foods, Inc.	5,700	135,375
Corn Products International, Inc.	4,200	217,644
Fresh Del Monte Produce, Inc.	6,200	161,882
Hormel Foods Corp.	6,000	167,040
Smithfield Foods, Inc.*	7,400	178,044
The Hershey Co.	13,700	744,595
The JM Smucker Co.	2,200	157,058
Tyson Foods, Inc. "A"	63,000	1,208,970
Unilever PLC (ADR)	2,900	88,798

		3,693,182
Household Products 0.5%
Church & Dwight Co., Inc.	700	55,538
Colgate-Palmolive Co.	6,200	500,712

		556,250
Personal Products 0.3%
Herbalife Ltd.	4,000	325,440
Tobacco 0.7%
Lorillard, Inc.	5,100	484,551
Philip Morris International, Inc.	5,400	354,402

		838,953
Energy 13.2%
Energy Equipment & Services 1.1%
Complete Production Services, Inc.*	8,000	254,480
Ensco PLC (ADR)	2,300	133,032
National Oilwell Varco, Inc.	3,000	237,810
Oil States International, Inc.* (a)	8,100	616,734

		1,242,056
Oil, Gas & Consumable Fuels 12.1%
Anadarko Petroleum Corp.	1,200	98,304
Apache Corp.	3,300	432,036
Chevron Corp.	31,500	3,384,045
ConocoPhillips	36,000	2,874,960
CVR Energy, Inc.*	4,900	113,484
Devon Energy Corp.	8,200	752,514
Exxon Mobil Corp.	29,200	2,456,596
Hess Corp.	9,000	766,890
Marathon Oil Corp.	26,300	1,402,053
Murphy Oil Corp.	4,400	323,048
Southwestern Energy Co.*	1,600	68,752
Valero Energy Corp.	44,100	1,315,062

		13,987,744
Financials 15.7%
Capital Markets 1.4%
BlackRock, Inc.	3,200	643,232
Franklin Resources, Inc.	3,700	462,796
Invesco Ltd.	8,600	219,816
T. Rowe Price Group, Inc. (a)	4,900	325,458

		1,651,302
Commercial Banks 2.6%
Fifth Third Bancorp.	21,500	298,420
KeyCorp	57,400	509,712
M&T Bank Corp. (a)	2,000	176,940
Marshall & Ilsley Corp.	11,600	92,684
SunTrust Banks, Inc.	62,200	1,793,848
Zions Bancorp. (a)	5,900	136,054

		3,007,658
Consumer Finance 2.2%
Capital One Financial Corp. (a)	34,800	1,808,208
Discover Financial Services	28,100	677,772

		2,485,980
Diversified Financial Services 2.8%
CME Group, Inc. "A"	2,300	693,565
IntercontinentalExchange, Inc.*	1,400	172,956
JPMorgan Chase & Co.	44,900	2,069,890
PHH Corp.*	4,700	102,319
The NASDAQ OMX Group, Inc.* (a)	8,700	224,808

		3,263,538
Insurance 5.7%
ACE Ltd.	16,200	1,048,140
Aflac, Inc.	10,500	554,190
Allied World Assurance Co. Holdings Ltd.	5,200	325,988
American International Group, Inc.* (a)	8,000	281,120
Axis Capital Holdings Ltd.	3,600	125,712
Berkshire Hathaway, Inc. "A"*	2	250,600
Chubb Corp.	12,400	760,244
Everest Re Group Ltd.	1,100	96,998
Hartford Financial Services Group, Inc. (a)	17,700	476,661
Lincoln National Corp.	10,700	321,428
Progressive Corp.	5,900	124,667
Reinsurance Group of America, Inc.	1,100	69,058
RenaissanceRe Holdings Ltd.	1,400	96,586
The Travelers Companies, Inc. (a)	35,300	2,099,644

		6,631,036
Real Estate Investment Trusts 0.7%
HCP, Inc. (REIT)	16,100	610,834
Public Storage (REIT)	700	77,637
Rayonier, Inc. (REIT)	1,200	74,772
SL Green Realty Corp. (REIT)	1,000	75,200

		838,443
Thrifts & Mortgage Finance 0.3%
People's United Financial, Inc.	23,900	300,662
Health Care 13.3%
Biotechnology 2.0%
Biogen Idec, Inc.*	9,000	660,510
Cephalon, Inc.* (a)	22,200	1,682,316

		2,342,826
Health Care Providers & Services 6.2%
Aetna, Inc.	15,800	591,394
AMERIGROUP Corp.*	1,100	70,675
AmerisourceBergen Corp. (a)	31,900	1,261,964
Cardinal Health, Inc.	31,000	1,275,030
CIGNA Corp.	3,800	168,264
Coventry Health Care, Inc.*	26,400	841,896
Health Net, Inc.*	4,700	153,690
Humana, Inc.*	12,500	874,250
UnitedHealth Group, Inc.	43,300	1,957,160

		7,194,323
Life Sciences Tools & Services 0.3%
Life Technologies Corp.*	2,200	115,324
Thermo Fisher Scientific, Inc.*	4,300	238,865

		354,189
Pharmaceuticals 4.8%
Bristol-Myers Squibb Co.	23,100	610,533
Eli Lilly & Co.	59,100	2,078,547
Endo Pharmaceuticals Holdings, Inc.*	10,300	393,048
Forest Laboratories, Inc.*	53,000	1,711,900
Medicis Pharmaceutical Corp. "A"	3,200	102,528
Merck & Co., Inc.	10,900	359,809
Par Pharmaceutical Companies, Inc.*	6,600	205,128
Warner Chilcott PLC "A"	3,700	86,136

		5,547,629
Industrials 11.6%
Aerospace & Defense 5.4%
General Dynamics Corp.	15,500	1,186,680
Honeywell International, Inc.	18,700	1,116,577
Huntington Ingalls Industries, Inc.*	4,616	191,564
L-3 Communications Holdings, Inc.	3,900	305,409
Lockheed Martin Corp.	5,000	402,000
Northrop Grumman Corp.	27,700	1,737,067
Raytheon Co.	25,800	1,312,446

		6,251,743
Air Freight & Logistics 0.9%
FedEx Corp.	9,400	879,370
United Parcel Service, Inc. "B"	2,200	163,504

		1,042,874
Airlines 0.2%
Alaska Air Group, Inc.*	3,900	247,338
Commercial Services & Supplies 0.4%
Cintas Corp.	2,600	78,702
R.R. Donnelley & Sons Co.	17,600	332,992

		411,694
Construction & Engineering 0.3%
EMCOR Group, Inc.*	7,500	232,275
KBR, Inc.	2,800	105,756

		338,031
Industrial Conglomerates 1.9%
3M Co.	14,200	1,327,700
General Electric Co.	18,500	370,925
Tyco International Ltd.	11,700	523,809

		2,222,434
Machinery 1.0%
Dover Corp.	1,500	98,610
Eaton Corp.	11,300	626,472
Oshkosh Corp.*	12,300	435,174
Trinity Industries, Inc.	1,500	55,005

		1,215,261
Professional Services 0.2%
Manpower, Inc.	3,700	232,656
Road & Rail 0.8%
Dollar Thrifty Automotive Group, Inc.*	1,100	73,403
Ryder System, Inc.	16,300	824,780

		898,183
Trading Companies & Distributors 0.5%
W.W. Grainger, Inc.	4,200	578,256
Information Technology 18.2%
Communications Equipment 0.1%
Brocade Communications Systems, Inc.*	22,900	140,835
Computers & Peripherals 2.1%
Dell, Inc.*	36,700	532,517
EMC Corp.* (a)	11,800	313,290
Lexmark International, Inc. "A"*	18,900	700,056
SanDisk Corp.*	5,100	235,059
Western Digital Corp.*	18,900	704,781

		2,485,703
Electronic Equipment, Instruments & Components 4.3%
Anixter International, Inc. (a)	2,600	181,714
Arrow Electronics, Inc.*	20,800	871,104
Avnet, Inc.*	12,300	419,307
Corning, Inc.	24,300	501,309
Flextronics International Ltd.*	22,100	165,087
Ingram Micro, Inc. "A"*	20,900	439,527
Power-One, Inc.*	7,200	63,000
TE Connectivity Ltd.	32,300	1,124,686
Tech Data Corp.*	11,200	569,632
Vishay Intertechnology, Inc.* (a)	34,000	603,160

		4,938,526
Internet Software & Services 1.4%
AOL, Inc.*	14,900	290,997
Baidu, Inc. (ADR)*	5,000	689,050
IAC/InterActiveCorp.* (a)	20,300	627,067

		1,607,114
IT Services 4.9%
Accenture PLC "A"	5,500	302,335
Automatic Data Processing, Inc.	16,600	851,746
Computer Sciences Corp.	28,236	1,375,940
Fiserv, Inc.*	4,800	301,056
International Business Machines Corp.	15,300	2,494,971
MasterCard, Inc. "A"	400	100,688
VeriFone Systems, Inc.*	3,300	181,335
Western Union Co.	3,000	62,310

		5,670,381
Semiconductors & Semiconductor Equipment 3.6%
Analog Devices, Inc. (a)	8,800	346,544
Applied Materials, Inc.	67,200	1,049,664
Intel Corp.	56,600	1,141,622
KLA-Tencor Corp.	4,600	217,902
Lam Research Corp.*	3,000	169,980
Micron Technology, Inc.*	78,000	893,880
SunPower Corp. "A"* (a)	9,100	155,974
Teradyne, Inc.*	8,000	142,480

		4,118,046
Software 1.8%
Activision Blizzard, Inc.	16,300	178,811
CA, Inc.	7,900	191,022
Microsoft Corp.	57,900	1,468,344
Symantec Corp.*	14,100	261,414

		2,099,591
Materials 4.7%
Chemicals 2.7%
Ashland, Inc.	2,800	161,728
Dow Chemical Co.	13,500	509,625
E.I. du Pont de Nemours & Co.	17,500	961,975
Lubrizol Corp.	5,200	696,592
Monsanto Co.	8,300	599,758
Potash Corp. of Saskatchewan, Inc.	3,100	182,683

		3,112,361
Metals & Mining 1.5%
Alcoa, Inc. (a)	32,500	573,625
Barrick Gold Corp.	17,600	913,616
Coeur d'Alene Mines Corp.*	6,900	239,982

		1,727,223
Paper & Forest Products 0.5%
Domtar Corp. (a)	2,900	266,162
International Paper Co.	9,200	277,656
MeadWestvaco Corp.	3,400	103,122

		646,940
Telecommunication Services 2.5%
Diversified Telecommunication Services 1.9%
Verizon Communications, Inc.	57,500	2,216,050
Wireless Telecommunication Services 0.6%
Vodafone Group PLC (ADR)	24,600	707,250
Utilities 2.4%
Electric Utilities 1.3%
Duke Energy Corp. (a)	41,600	755,040
Entergy Corp.	2,200	147,862
Exelon Corp.	7,600	313,424
Pepco Holdings, Inc.	3,400	63,410
PPL Corp.	9,400	237,820

		1,517,556
Independent Power Producers & Energy Traders 0.9%
Constellation Energy Group, Inc.	3,700	115,181
NRG Energy, Inc.* (a)	42,308	911,315

		1,026,496
Multi-Utilities 0.2%
Ameren Corp.	10,200	286,314

Total Common Stocks (Cost $96,362,007)		114,363,400
Securities Lending Collateral 11.7%
Daily Assets Fund Institutional, 0.22% (b) (c) (Cost $13,563,376)	13,563,376	13,563,376
Cash Equivalents 0.8%
Central Cash Management Fund, 0.17% (b) (Cost $864,619)	864,619	864,619

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $110,790,002) †	111.2	128,791,395
Other Assets and Liabilities, Net (a)	(11.2)	(12,930,536)

Net Assets	100.0	115,860,859

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $111,742,773.  At March 31, 2011, net unrealized appreciation for all securities based on tax cost was $17,048,622.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $18,334,061 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,285,439.

(a)
All or a portion of these securities were on loan amounting to $12,798,078. In addition, included in other assets and liabilities, net are pending sales, amounting to $423,693, that are also on loan. The value of all securities loaned at March 31, 2011 amounted to $13,221,771 which is 11.4% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At March 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 E-Mini Index	USD	6/17/2011	24	1,585,200	42,325

Currency Abbreviations

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$114,363,400	$—	$—	$114,363,400
Short-Term Investments(d)	14,427,995	—	—	14,427,995
Derivatives(e)	42,325	—	—	42,325
Total	$128,833,720	$—	$—	$128,833,720

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$42,325
Investment Portfolio	as of March 31, 2011 (Unaudited)

DWS Core Fixed Income VIP
	Principal Amount ($)	Value ($)
Corporate Bonds 35.8%
Consumer Discretionary 4.3%
AMC Entertainment, Inc., 8.75%, 6/1/2019	143,000	155,155
CBS Corp., 5.9%, 10/15/2040	380,000	355,399
CCO Holdings LLC, 7.0%, 1/15/2019	400,000	410,000
Comcast Cable Holdings LLC, 10.125%, 4/15/2022	180,000	244,901
DIRECTV Holdings LLC:
3.125%, 2/15/2016	200,000	197,100
6.35%, 3/15/2040	312,000	312,067
Home Depot, Inc.:
5.4%, 9/15/2040	175,000	162,610
5.875%, 12/16/2036	75,000	74,549
MGM Resorts International, 9.0%, 3/15/2020	500,000	548,125
NBCUniversal Media LLC, 144A, 5.95%, 4/1/2041	172,000	164,822
Time Warner, Inc.:
6.2%, 3/15/2040	250,000	247,730
7.625%, 4/15/2031	250,000	288,392
Yum! Brands, Inc.:
3.875%, 11/1/2020	300,000	283,297
5.3%, 9/15/2019	100,000	106,071

		3,550,218
Consumer Staples 3.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/2019	400,000	492,123
CVS Caremark Corp., 6.125%, 9/15/2039	825,000	840,088
Kellogg Co., 4.0%, 12/15/2020	200,000	195,739
Kraft Foods, Inc., 5.375%, 2/10/2020	825,000	870,991
Kroger Co., 5.4%, 7/15/2040	150,000	140,779

		2,539,720
Energy 4.6%
DCP Midstream LLC, 144A, 9.75%, 3/15/2019	530,000	683,119
Enterprise Products Operating LLC, 4.6%, 8/1/2012	500,000	520,319
Kinder Morgan Energy Partners LP, 6.5%, 9/1/2039	300,000	307,463
Marathon Petroleum Corp., 144A, 5.125%, 3/1/2021	120,000	120,958
ONEOK Partners LP, 6.15%, 10/1/2016	321,000	362,103
Plains All American Pipeline LP, 8.75%, 5/1/2019	750,000	938,288
Weatherford International Ltd., 5.125%, 9/15/2020	550,000	546,125
Williams Partners LP, 4.125%, 11/15/2020	360,000	342,677

		3,821,052
Financials 14.5%
American Express Co., 7.0%, 3/19/2018	700,000	818,107
Bank of America Corp.:
5.625%, 7/1/2020	410,000	420,937
5.65%, 5/1/2018	865,000	903,996
6.5%, 8/1/2016	80,000	88,530
Bunge Ltd. Finance Corp., 4.1%, 3/15/2016	145,000	145,361
Citigroup, Inc., 5.375%, 8/9/2020	800,000	823,562
CNA Financial Corp., 5.75%, 8/15/2021	553,000	566,170
Fifth Third Bancorp., 5.45%, 1/15/2017	430,000	445,665
Ford Motor Credit Co., LLC, 8.0%, 6/1/2014	1,000,000	1,112,179
General Electric Capital Corp., 5.3%, 2/11/2021	285,000	289,466
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036	270,000	253,523
Health Care REIT, Inc., (REIT), 6.5%, 3/15/2041	204,000	196,982
JPMorgan Chase & Co., 5.125%, 9/15/2014	1,000,000	1,073,320
KeyCorp, 5.1%, 3/24/2021	300,000	298,148
Lincoln National Corp., 8.75%, 7/1/2019	350,000	443,191
MetLife, Inc., 7.717%, 2/15/2019	395,000	480,152
Morgan Stanley:
5.75%, 1/25/2021	400,000	403,718
Series F, 6.0%, 4/28/2015	490,000	533,662
National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/2018	200,000	273,075
Nationwide Financial Services, Inc., 144A, 5.375%, 3/25/2021	183,000	181,261
PNC Funding Corp., 5.25%, 11/15/2015	450,000	483,918
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014	130,000	139,722
6.2%, 1/15/2015	90,000	99,330
7.375%, 6/15/2019	50,000	58,706
Royal Bank of Scotland PLC, 6.125%, 1/11/2021	325,000	334,123
SunTrust Banks, Inc., 3.6%, 4/15/2016	150,000	149,105
The Goldman Sachs Group, Inc., 6.0%, 6/15/2020	550,000	581,419
Wells Fargo & Co., 4.6%, 4/1/2021	475,000	469,730

		12,067,058
Health Care 3.2%
Express Scripts, Inc.:
6.25%, 6/15/2014	205,000	227,745
7.25%, 6/15/2019	405,000	483,656
Medco Health Solutions, Inc.:
4.125%, 9/15/2020	125,000	120,490
7.125%, 3/15/2018	500,000	583,111
Quest Diagnostics, Inc.:
4.7%, 4/1/2021	650,000	643,349
6.4%, 7/1/2017	500,000	563,188

		2,621,539
Industrials 0.8%
CSX Corp.:
6.15%, 5/1/2037	250,000	264,812
6.25%, 3/15/2018	380,000	433,425

		698,237
Materials 1.6%
ArcelorMittal, 6.125%, 6/1/2018	500,000	529,627
Corp Nacional del Cobre de Chile, 144A, 3.75%, 11/4/2020	550,000	514,332
Dow Chemical Co., 4.25%, 11/15/2020	285,000	272,184

		1,316,143
Telecommunication Services 2.7%
American Tower Corp.:
5.05%, 9/1/2020	550,000	534,342
7.25%, 5/15/2019	250,000	281,012
Embarq Corp., 7.082%, 6/1/2016	631,000	717,567
Frontier Communications Corp., 7.875%, 4/15/2015	500,000	538,750
Verizon Communications, Inc., 4.6%, 4/1/2021	187,000	186,200

		2,257,871
Utilities 1.0%
DTE Energy Co., 7.625%, 5/15/2014	148,000	170,030
FirstEnergy Solutions Corp., 6.8%, 8/15/2039	292,000	289,501
Sempra Energy, 6.5%, 6/1/2016	290,000	330,977

		790,508

Total Corporate Bonds (Cost $28,679,341)		29,662,346
Mortgage-Backed Securities Pass-Throughs 15.8%
Federal Home Loan Mortgage Corp.:
4.0%, 8/1/2039	1,265,156	1,249,095
6.0%, with various maturities from 12/1/2034 until 3/1/2038	734,481	802,625
Federal National Mortgage Association:
3.213% *, 8/1/2037	195,148	204,474
3.5%, 8/1/2025 (a)	1,687,500	1,691,719
4.0%, 9/1/2040	2,434,402	2,399,502
4.5%, 10/1/2033	387,705	399,533
5.0%, 8/1/2040	289,566	303,139
5.152%, 9/1/2038	160,719	170,584
5.5%, with various maturities from 12/1/2032 until 9/1/2036 (a)	2,318,277	2,491,821
6.0%, 4/1/2024	659,561	729,047
6.5%, with various maturities from 3/1/2017 until 4/1/2037	1,021,814	1,144,715
8.0%, 9/1/2015	11,306	12,280
Government National Mortgage Association:
4.5%, 6/1/2039 (a)	1,450,000	1,495,539

Total Mortgage-Backed Securities Pass-Throughs (Cost $12,749,368)		13,094,073
Asset-Backed 1.5%
Credit Card Receivables
Citibank Omni Master Trust, "A8", Series 2009-A8, 144A, 2.355% *, 5/16/2016 (Cost $1,215,844)	1,200,000	1,218,121
Commercial Mortgage-Backed Securities 13.4%
Banc of America Commercial Mortgage, Inc.:
"A5A", Series 2005-4, 4.933%, 7/10/2045	1,100,000	1,163,701
"A2", Series 2007-2, 5.634%, 4/10/2049	229,958	233,384
"A4", Series 2006-3, 5.889%, 7/10/2044	795,000	860,015
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007-PW18, 5.7%, 6/13/2050	1,000,000	1,065,935
Citigroup/Deutsche Bank Commercial Mortgage Trust:
"A4", Series 2005-CD1, 5.396% *, 7/15/2044	1,300,000	1,397,423
"A4", Series 2006-CD2, 5.525% *, 1/15/2046	250,000	268,315
"A5", Series 2006-CD3, 5.617%, 10/15/2048	1,035,000	1,112,525
GS Mortgage Securities Corp. II, "A4A", Series 2005-GG4, 4.751%, 7/10/2039	1,300,000	1,367,830
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-LD12, 5.882%, 2/15/2051	785,000	840,431
LB-UBS Commercial Mortgage Trust:
"A3", Series 2006-C7, 5.347%, 11/15/2038	400,000	423,168
"A4", Series 2007-C6, 5.858%, 7/15/2040	400,000	425,741
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 6.02% *, 6/12/2050	900,000	956,457
Morgan Stanley Capital I, "A4", Series 2007-HQ11, 5.447%, 2/12/2044	315,000	330,643
Wachovia Bank Commercial Mortgage Trust, "A4", Series 2005-C22, 5.446% *, 12/15/2044	600,000	645,309

Total Commercial Mortgage-Backed Securities (Cost $11,024,871)		11,090,877
Collateralized Mortgage Obligations 1.9%
Federal National Mortgage Association:
''IO", Series 2010-143, Interest Only, 5.0%, 12/25/2025	91,403	10,828
"QD", Series 2005-29, 5.0%, 8/25/2033	435,000	463,531
Government National Mortgage Association:
"MI", Series 2010-85, Interest Only, 4.5%, 1/20/2036	1,097,093	147,404
"MI", Series 2010-109, Interest Only, 4.5%, 10/20/2037	2,431,902	400,944
"GI", Series 2010-89, Interest Only, 4.5%, 5/20/2039	951,980	170,064
"EI", Series 2010-134, Interest Only, 4.5%, 11/20/2039	494,392	89,418
MASTR Alternative Loans Trust, "5A1", Series 2005-1, 5.5%, 1/25/2020	300,512	307,994

Total Collateralized Mortgage Obligations (Cost $1,608,030)		1,590,183
Government & Agency Obligations 16.5%
Sovereign Bonds 1.2%
Republic of Poland, 6.375%, 7/15/2019	500,000	556,370
Republic of South Africa, 6.25%, 3/8/2041	400,000	412,248

		968,618
US Treasury Obligations 15.3%
US Treasury Bills, 0.159% **, 9/15/2011 (b)	391,000	390,710
US Treasury Bonds:
4.75%, 2/15/2037 (c)	2,000,000	2,093,438
5.375%, 2/15/2031 (c)	2,500,000	2,858,985
US Treasury Notes:
1.0%, 1/15/2014	955,000	950,299
3.625%, 2/15/2020	2,500,000	2,567,970
US Treasury-Inflation Linked Note, 1.125%, 1/15/2021 (c)	3,824,966	3,880,845

		12,742,247

Total Government & Agency Obligations (Cost $13,960,851)		13,710,865
Municipal Bonds and Notes 7.0%
California, University Revenues, Build America Bonds, 5.946%, 5/15/2045 (d)	180,000	163,397
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Build America Bonds, Series B, 6.2%, 12/1/2040 (d)	265,000	236,152
Glendale, AZ, Municipal Property Corp., Excise Tax Revenue, Series B, 6.157%, 7/1/2033, INS: AGMC (d)	420,000	395,056
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013 (d)	575,000	567,922
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018 (d)	775,000	753,462
Louisville & Jefferson County, KY, Metropolitan Sewer District & Drain System, Build America Bonds, 6.25%, 5/15/2043 (d)	200,000	205,332
Miami-Dade County, FL, Educational Facilities Authority Revenue, University of Miami, Series B, 6.1%, 4/1/2015 (d)	680,000	699,550
Michigan, Western Michigan University Revenue, 4.41%, 11/15/2014, INS: AMBAC (d)	620,000	625,822
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series A2, 7.431%, 7/1/2043 (d)	250,000	264,280
New Jersey, Economic Development Authority Revenue, Series B, 6.5%, 11/1/2014, INS: AGC (d)	585,000	658,441
New Jersey, State Educational Facilities Authority Revenue, NJ City University, Series F, 6.85%, 7/1/2036, INS: AGC (d)	395,000	422,721
Newark, NJ, Pension Obligation, 5.853%, 4/1/2022, INS: AGMC (d)	865,000	848,124

Total Municipal Bonds and Notes (Cost $5,837,540)		5,840,259

	Shares	Value ($)
Securities Lending Collateral 10.2%
Daily Assets Fund Institutional, 0.22% (e) (f) (Cost $8,483,404)	8,483,404	8,483,404
Cash Equivalents 10.6%
Central Cash Management Fund, 0.17% (e) (Cost $8,746,736)	8,746,736	8,746,736

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $92,305,985) †	112.7	93,436,864
Other Assets and Liabilities, Net	(12.7)	(10,499,290)

Net Assets	100.0	82,937,574

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of March 31, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $92,312,370.  At March 31, 2011, net unrealized appreciation for all securities based on tax cost was $1,124,494.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,126,700 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,002,206.

(a)	When-issued or delayed delivery security included.
(b)	At March 31, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2011 amounted to $8,310,698 which is 10.0% of net assets.
(d)	Taxable issue.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
INS: Insured
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At March 31, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year US Treasury Note	USD	6/21/2011	60	7,141,875	56,688
2 Year US Treasury Note	USD	6/30/2011	55	11,996,875	(10,313)
30 Year US Treasury Bond	USD	6/21/2011	35	4,206,563	(37,734)
Total net unrealized appreciation					8,641

Currency Abbreviations

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(g)
Corporate Bonds	$—	$29,662,346	$—	$29,662,346
Mortgage-Backed Securities Pass-Throughs	—	13,094,073	—	13,094,073
Asset-Backed	—	1,218,121	—	1,218,121
Commercial Mortgage-Backed Securities	—	11,090,877	—	11,090,877
Collateralized Mortgage Obligations	—	1,590,183	—	1,590,183
Government & Agency Obligations	—	13,320,155	—	13,320,155
Municipal Bonds and Notes	—	5,840,259	—	5,840,259
Short-Term Investments(g)	17,230,140	390,710	—	17,620,850
Derivatives(h)	56,688	—	—	56,688
Total	$17,286,828	$76,206,724	$—	$93,493,552
Liabilities
Derivatives(h)	$(48,047)	$—	$—	$(48,047)
Total	$(48,047)	$—	$—	$(48,047)

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Interest Rate Contracts	$8,641

Investment Portfolio	as of March 31, 2011 (Unaudited)

DWS Diversified International Equity VIP
	Shares	Value ($)
Common Stocks 86.1%
Australia 4.3%
Asciano Ltd.	17,279	31,098
Australia & New Zealand Banking Group Ltd.	2,823	69,524
BHP Billiton Ltd.	8,349	402,082
Billabong International Ltd.	3,942	30,784
Brambles Ltd.	13,105	95,971
Coca-Cola Amatil Ltd.	3,584	43,521
Cochlear Ltd.	862	73,995
Commonwealth Bank of Australia	1,574	85,311
Crown Ltd.	9,187	77,446
CSL Ltd.	8,087	298,874
Fairfax Media Ltd. (a)	54,011	72,068
Foster's Group Ltd.	10,776	63,756
Leighton Holdings Ltd.	1,643	50,116
National Australia Bank Ltd.	2,600	69,519
Newcrest Mining Ltd.	1,579	65,036
Origin Energy Ltd.	8,027	134,670
Paladin Energy Ltd.*	7,326	27,355
Qantas Airways Ltd.*	18,444	41,589
QBE Insurance Group Ltd.	2,063	37,705
Rio Tinto Ltd.	900	78,895
Santos Ltd.	9,683	155,743
Sonic Healthcare Ltd.	5,537	68,612
TABCORP Holdings Ltd.	15,130	117,216
Tatts Group Ltd.	24,689	59,757
Telstra Corp., Ltd.	144,475	421,414
Toll Holdings Ltd.	7,945	48,732
Transurban Group (Units)	14,907	82,800
Wesfarmers Ltd.	5,593	183,851
Westfield Group (REIT) (Units)	3,912	37,793
Westpac Banking Corp.	2,569	64,651
Woodside Petroleum Ltd.	5,329	257,964
Woolworths Ltd.	6,442	179,109
WorleyParsons Ltd.	2,509	80,399

(Cost $2,205,511)		3,607,356
Austria 0.5%
Erste Group Bank AG (a)	3,560	179,635
Immofinanz AG* (a)	21,500	97,077
Raiffeisen Bank International AG (a)	881	48,893
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,323	75,561

(Cost $228,099)		401,166
Belgium 1.3%
Ageas (a)	27,095	76,990
Anheuser-Busch InBev NV	6,331	360,641
Compagnie Nationale a Portefeuille (a)	539	37,105
Delhaize Group (a)	1,198	97,539
Dexia SA* (a)	9,616	37,449
Groupe Bruxelles Lambert SA	588	54,907
KBC Groep NV* (a)	1,952	73,406
Solvay SA (a)	1,719	203,639
Umicore	3,294	163,366

(Cost $734,661)		1,105,042
Bermuda 0.2%
Seadrill Ltd. (a) (Cost $51,743)	4,206	152,109
Canada 5.0%
Agnico-Eagle Mines Ltd.	700	46,534
Bank of Montreal	700	45,473
Bank of Nova Scotia	1,100	67,498
Barrick Gold Corp.	2,600	135,136
BCE, Inc.	4,300	156,210
Bombardier, Inc. "B"	8,400	61,776
Canadian Imperial Bank of Commerce	400	34,492
Canadian National Railway Co. (a)	3,100	233,899
Canadian Natural Resources Ltd.	2,100	103,841
Canadian Pacific Railway Ltd.	1,200	77,137
Canadian Tire Corp., Ltd. "A"	1,000	66,374
Canadian Utilities Ltd. "A"	2,800	152,924
CGI Group, Inc. "A"*	4,600	96,460
EnCana Corp.	1,500	51,877
Fortis, Inc.	5,800	198,139
George Weston Ltd.	800	54,511
Goldcorp, Inc.	1,800	89,749
Imperial Oil Ltd.	1,000	51,098
Kinross Gold Corp.	2,300	36,250
Loblaw Companies Ltd.	2,100	84,152
Magna International, Inc. "A" (a)	1,906	91,378
Manulife Financial Corp.	1,600	28,353
Metro, Inc. "A"	1,700	81,011
Open Text Corp.*	700	43,495
Potash Corp. of Saskatchewan, Inc.	2,100	123,892
Research In Motion Ltd.*	6,700	378,918
Rogers Communications, Inc. "B"	5,000	181,743
Royal Bank of Canada	1,400	86,628
Saputo, Inc.	2,200	99,301
Shaw Communications, Inc. "B"	3,800	80,115
Shoppers Drug Mart Corp.	2,900	119,230
Silver Wheaton Corp.	700	30,412
SNC-Lavalin Group, Inc.	1,200	68,373
Suncor Energy, Inc.	2,820	126,471
Teck Resources Ltd. "B"	1,500	79,510
Telus Corp. (a)	1,700	82,589
Thomson Reuters Corp. (b)	3,000	117,741
Thomson Reuters Corp. (b)	1,158	45,440
Tim Hortons, Inc.	2,400	108,848
Toronto-Dominion Bank	1,000	88,499
TransAlta Corp.	8,100	170,773
Viterra, Inc.	4,900	59,437

(Cost $2,674,632)		4,135,687
Cyprus 0.0%
Bank of Cyprus Public Co., Ltd. (Cost $60,706)	11,062	40,133
Denmark 2.3%
A P Moller-Maersk AS "A" (a)	10	91,899
A P Moller-Maersk AS "B" (a)	25	235,165
Carlsberg AS "B" (a)	5,037	542,359
Coloplast AS "B" (a)	299	43,305
Danske Bank AS*	12,075	267,380
DSV AS (a)	3,456	85,329
Novo Nordisk AS "B" (a)	3,201	402,163
Tryg AS (a)	621	36,520
Vestas Wind Systems AS*	3,931	170,504
William Demant Holding AS* (a)	427	36,977

(Cost $1,248,971)		1,911,601
Finland 3.1%
Fortum Oyj* (a)	21,064	715,251
Kone Oyj "B" (a)	3,962	227,967
Metso Corp. (a)	3,040	163,456
Nokia Oyj (a)	43,490	371,961
Outokumpu Oyj (a)	4,027	69,740
Pohjola Bank PLC (a)	5,199	70,880
Rautaruukki Oyj (a)	2,774	66,518
Sampo Oyj "A"	9,439	301,115
Stora Enso Oyj "R"	15,893	189,311
UPM-Kymmene Oyj*	13,715	289,999
Wartsila Corp.	3,786	147,820

(Cost $1,670,808)		2,614,018
France 7.5%
Air Liquide SA (a)	2,329	309,470
Alcatel-Lucent*	19,719	113,208
Atos Origin SA*	697	40,870
AXA SA (a)	3,081	64,382
BNP Paribas	1,550	113,370
Bouygues SA	1,062	50,999
Cap Gemini	1,341	77,891
Carrefour SA (a)	6,517	288,529
Casino Guichard-Perrachon SA (a)	996	94,276
Compagnie de Saint-Gobain (a)	1,148	70,292
Compagnie Generale de Geophysique-Veritas*	529	19,076
Credit Agricole SA	1,831	30,049
DANONE SA (a)	6,358	415,342
Dassault Systemes SA	830	63,789
Electricite de France	964	39,920
Essilor International SA (a)	3,351	248,849
France Telecom SA	50,588	1,133,471
GDF Suez (a)	6,014	245,037
Iliad SA	426	51,075
L'Oreal SA	2,731	318,145
Lafarge SA (a)	1,526	95,189
LVMH Moet Hennessy Louis Vuitton SA (a)	420	66,487
Pernod Ricard SA	2,240	209,201
Sanofi-Aventis	13,946	977,837
Schneider Electric SA (a)	627	107,163
Societe Generale (a)	1,069	69,462
Suez Environnement Co.	1,869	38,672
Total SA	9,848	599,505
Unibail-Rodamco SE (REIT) (a)	265	57,404
Vallourec SA	472	52,952
Veolia Environnement	2,122	65,980
Vinci SA	1,171	73,177
Vivendi (a)	3,089	88,211

(Cost $4,836,248)		6,289,280
Germany 5.3%
Allianz SE (Registered)	1,458	204,623
BASF SE	2,590	224,013
Bayer AG	2,784	215,581
Bayerische Motoren Werke (BMW) AG	649	54,036
Beiersdorf AG	3,770	230,089
Daimler AG (Registered)* (a)	1,906	134,654
Deutsche Boerse AG	688	52,213
Deutsche Post AG (Registered)	3,555	64,085
Deutsche Telekom AG (Registered)	81,553	1,256,321
E.ON AG	6,205	189,505
Fresenius SE & Co. KGaA	632	58,460
HeidelbergCement AG	517	36,111
Henkel AG & Co. KGaA	4,251	222,094
Infineon Technologies AG (a)	6,144	62,997
K+S AG	629	47,486
Linde AG (a)	769	121,461
Merck KGaA (a)	430	38,806
Metro AG (a)	4,361	297,988
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (a)	598	94,071
RWE AG	1,021	65,034
SAP AG	4,984	305,136
Siemens AG (Registered)	2,094	286,998
Suedzucker AG	2,976	83,002
ThyssenKrupp AG	1,086	44,372

(Cost $2,854,176)		4,389,136
Greece 0.3%
Alpha Bank AE*	9,054	58,382
EFG Eurobank Ergasias*	4,435	27,655
National Bank of Greece SA*	18,976	168,887

(Cost $357,511)		254,924
Hong Kong 2.3%
AIA Group Ltd.*	13,200	40,643
Cathay Pacific Airways Ltd.	15,000	35,945
Cheung Kong (Holdings) Ltd.	5,000	81,635
Cheung Kong Infrastructure Holdings Ltd. (a)	7,000	33,072
CLP Holdings Ltd. (a)	19,500	158,310
Esprit Holdings Ltd.	18,495	84,884
Genting Singapore PLC* (a)	116,000	188,655
Hang Seng Bank Ltd.	2,200	35,523
Hong Kong & China Gas Co., Ltd.	51,500	123,279
Hong Kong Exchanges & Clearing Ltd. (a)	3,500	75,907
Hutchison Whampoa Ltd.	26,000	307,847
Li & Fung Ltd. (a)	26,000	133,032
MTR Corp., Ltd.	28,500	105,155
Noble Group Ltd.	29,363	49,851
NWS Holdings Ltd.	30,000	45,895
Orient Overseas International Ltd.	3,000	31,471
Power Assets Holdings Ltd.	17,500	116,651
Shangri-La Asia Ltd.	24,000	61,338
Sun Hung Kai Properties Ltd.	5,000	79,192
Swire Pacific Ltd. "A"	3,500	51,385
Yue Yuen Industrial (Holdings) Ltd. (a)	14,500	45,857

(Cost $1,202,104)		1,885,527
Ireland 0.8%
CRH PLC (b)	3,376	77,508
CRH PLC (b)	20,956	480,527
Experian PLC	6,430	79,632

(Cost $480,241)		637,667
Italy 3.8%
A2A SpA	20,926	33,897
Assicurazioni Generali SpA	3,242	70,205
Atlantia SpA	5,502	126,084
Enel SpA	46,072	290,424
Eni SpA	19,143	470,153
Fiat SpA (a)	12,889	116,722
Finmeccanica SpA	10,520	132,391
Intesa Sanpaolo	25,029	74,064
Luxottica Group SpA	2,649	86,496
Mediaset SpA	10,870	69,076
Prysmian SpA	5,146	110,415
Saipem SpA	2,103	111,794
Snam Rete Gas SpA	9,753	54,818
Telecom Italia SpA	488,177	750,651
Telecom Italia SpA (RSP)	318,281	428,063
Terna - Rete Elettrica Nationale SpA	14,939	71,517
UBI Banca - Unione di Banche Italiane ScpA	3,919	33,491
UniCredit SpA	41,574	102,754

(Cost $2,408,742)		3,133,015
Japan 18.2%
AEON Co., Ltd. (a)	11,300	130,959
Ajinomoto Co., Inc.	11,000	114,655
Alfresa Holdings Corp.	1,000	38,411
Asahi Breweries Ltd.	7,000	116,386
Asahi Glass Co., Ltd. (a)	5,000	62,876
Asahi Kasei Corp.	14,000	94,422
Astellas Pharma, Inc.	5,900	218,466
Canon, Inc.	6,200	269,824
Central Japan Railway Co.	5	39,613
Chubu Electric Power Co., Inc.	8,600	191,272
Chugai Pharmaceutical Co., Ltd. (a)	3,700	63,698
Chugoku Electric Power Co., Inc.	3,500	64,715
Cosmo Oil Co., Ltd.	33,000	102,753
Dai-ichi Life Insurance Co., Ltd.	35	52,807
Daiichi Sankyo Co., Ltd.	9,500	183,421
Daikin Industries Ltd.	1,100	32,942
Daiwa House Industry Co., Ltd. (a)	3,000	36,860
Daiwa Securities Group, Inc. (a)	10,000	45,925
Denso Corp.	1,100	36,499
East Japan Railway Co.	926	51,488
Eisai Co., Ltd.	3,700	132,734
Electric Power Development Co., Ltd.	2,600	80,082
FamilyMart Co., Ltd. (a)	1,400	52,597
FANUC Corp.	800	121,087
FUJIFILM Holdings Corp.	2,300	71,229
Fujitsu Ltd.	13,000	73,455
Hisamitsu Pharmaceutical Co., Inc. (a)	900	36,301
Hitachi Ltd. (a)	18,000	93,700
Hokkaido Electric Power Co., Inc.	2,400	46,540
Hokuriku Electric Power Co.	2,800	63,419
Honda Motor Co., Ltd.	2,900	108,950
HOYA	2,100	47,918
Idemitsu Kosan Co., Ltd.	1,100	128,805
INPEX Corp.	87	659,978
ITOCHU Corp.	6,000	62,828
Japan Petroleum Exploration Co., Ltd.	1,600	80,019
Japan Retail Fund Investment Corp. (REIT)	20	31,306
Japan Tobacco, Inc.	73	263,723
JFE Holdings, Inc.	5,300	155,088
JSR Corp.	2,100	42,136
JX Holdings, Inc.	90,420	608,742
Kansai Electric Power Co., Inc.	9,900	215,543
Kao Corp.	7,800	194,578
KDDI Corp.	60	371,484
Keyence Corp.	200	51,190
Kikkoman Corp.	4,000	37,701
Kirin Holdings Co., Ltd.	14,000	183,962
Kobe Steel Ltd.	33,000	85,694
Komatsu Ltd.	4,200	142,642
Kubota Corp.	8,000	75,403
Kuraray Co., Ltd.	6,000	77,326
Kyocera Corp.	800	81,077
Kyowa Hakko Kirin Co., Ltd.	5,000	46,886
Kyushu Electric Power Co., Inc.	4,800	93,773
Lawson, Inc. (a)	900	43,388
Marubeni Corp. (a)	7,000	50,409
MEIJI Holdings Co., Ltd.	1,200	48,257
Miraca Holdings, Inc.	1,000	38,290
Mitsubishi Chemical Holdings Corp.	12,000	75,451
Mitsubishi Corp.	6,300	174,882
Mitsubishi Electric Corp.	9,000	106,251
Mitsubishi Estate Co., Ltd.	5,000	84,576
Mitsubishi Heavy Industries Ltd.	18,000	82,664
Mitsubishi Materials Corp.	19,000	64,415
Mitsubishi Tanabe Pharma Corp. (a)	3,000	48,690
Mitsubishi UFJ Financial Group, Inc.	51,400	237,288
Mitsui & Co., Ltd.	5,000	89,625
Mitsui Chemicals, Inc.	11,000	38,880
Mitsui Fudosan Co., Ltd.	3,000	49,519
Mitsui O.S.K Lines Ltd.	7,000	40,310
Mizuho Financial Group, Inc.	77,200	128,079
MS&AD Insurance Group Holdings, Inc.	2,400	54,648
Murata Manufacturing Co., Ltd.	1,300	93,616
NEC Corp.* (a)	26,000	56,576
Nidec Corp. (a)	500	43,280
Nintendo Co., Ltd.	500	135,069
Nippon Electric Glass Co., Ltd.	2,000	28,324
Nippon Meat Packers, Inc.	4,000	50,445
Nippon Steel Corp.	52,000	166,290
Nippon Telegraph & Telephone Corp.	10,309	462,901
Nishi-Nippon City Bank Ltd.	13,000	37,353
Nissan Motor Co., Ltd. (a)	6,000	53,234
Nisshin Seifun Group, Inc.	4,000	46,117
Nissin Foods Holdings Co., Ltd.	1,100	38,774
Nitto Denko Corp.	1,900	100,733
NKSJ Holdings, Inc.	9,000	58,752
Nomura Holdings, Inc.	12,000	62,755
NTT DoCoMo, Inc.	334	587,050
OJI Paper Co., Ltd.	11,000	52,236
Olympus Corp. (a)	3,500	97,367
Ono Pharmaceutical Co., Ltd.	1,500	73,756
Oriental Land Co., Ltd.	700	55,626
Osaka Gas Co., Ltd.	30,000	119,740
Panasonic Corp. (a)	4,600	58,509
Resona Holdings, Inc.	6,900	32,849
Ricoh Co., Ltd.	4,000	46,934
ROHM Co., Ltd. (a)	800	50,108
Santen Pharmaceutical Co., Ltd.	1,300	51,809
Sapporo Hokuyo Holdings, Inc.	10,400	50,012
Sapporo Holdings Ltd.	7,000	26,088
Seven & I Holdings Co., Ltd.	12,000	306,131
Sharp Corp.	3,000	29,755
Shikoku Electric Power Co., Inc.	2,400	65,295
Shin-Etsu Chemical Co., Ltd.	4,100	203,817
Shionogi & Co., Ltd.	5,000	85,297
Shiseido Co., Ltd.	5,000	86,559
Showa Shell Sekiyu KK	10,400	108,526
SMC Corp.	300	49,375
SOFTBANK Corp. (a)	16,400	654,580
Sony Corp.	2,100	67,257
Sumitomo Chemical Co., Ltd.	14,000	69,849
Sumitomo Corp.	5,300	75,760
Sumitomo Electric Industries Ltd.	5,000	69,187
Sumitomo Metal Industries Ltd.	26,000	58,139
Sumitomo Metal Mining Co., Ltd.	4,000	68,815
Sumitomo Mitsui Financial Group, Inc.	5,700	177,208
Sumitomo Realty & Development Co., Ltd. (a)	2,000	40,010
Sumitomo Trust & Banking Co., Ltd.	9,000	46,634
Suzuken Co., Ltd.	1,300	34,289
Sysmex Corp. (a)	2,200	77,812
T&D Holdings, Inc.	1,800	44,362
Taisho Pharmaceutical Co., Ltd.	2,000	43,280
Takeda Pharmaceutical Co., Ltd.	10,200	475,787
TDK Corp.	1,200	70,906
Terumo Corp.	2,300	121,249
Tohoku Electric Power Co., Inc.	5,600	94,590
Tokio Marine Holdings, Inc.	2,200	58,822
Tokyo Electric Power Co., Inc.	21,600	121,010
Tokyo Electron Ltd.	900	49,609
Tokyo Gas Co., Ltd.	31,000	141,621
TonenGeneral Sekiyu KK (a)	14,000	172,854
Toray Industries, Inc. (a)	10,000	72,734
Toshiba Corp.	25,000	122,325
Toyo Suisan Kaisha Ltd.	2,000	43,424
Toyota Motor Corp.	4,100	165,124
Tsumura & Co.	1,500	47,067
Unicharm Corp.	1,500	54,550
UNY Co., Ltd.	5,600	51,974
Yahoo Japan Corp.	87	31,127
Yakult Honsha Co., Ltd.	1,700	43,450

(Cost $12,960,478)		15,157,973
Luxembourg 0.5%
ArcelorMittal (a)	6,320	228,620
Millicom International Cellular SA (SDR) (a)	943	90,238
Tenaris SA	4,211	103,422

(Cost $225,626)		422,280
Macau 0.1%
Sands China Ltd.* (a)	32,000	71,417
Wynn Macau Ltd.	18,400	51,449

(Cost $73,108)		122,866
Netherlands 5.5%
AEGON NV* (a)	10,987	82,276
Akzo Nobel NV	3,801	261,151
ASML Holding NV*	8,425	371,331
Heineken Holding NV	913	43,889
Heineken NV	3,364	183,809
ING Groep NV (CVA)* (a)	19,810	250,735
Koninklijke (Royal) KPN NV	73,369	1,249,822
Koninklijke Ahold NV (a)	14,948	200,573
Koninklijke DSM NV	2,400	147,463
Koninklijke Philips Electronics NV*	8,829	282,218
Randstad Holding NV*	1,215	67,671
Reed Elsevier NV	17,980	231,370
Royal Dutch Shell PLC "A"	3,949	143,424
Royal Dutch Shell PLC "B"	3,179	115,254
TNT NV	4,235	108,633
Unilever NV (CVA)	21,114	662,041
Wolters Kluwer NV (a)	9,269	216,744

(Cost $3,035,627)		4,618,404
Norway 2.7%
Aker Solutions ASA	2,603	59,824
DnB NOR ASA	22,240	341,226
Norsk Hydro ASA	35,480	291,013
Orkla ASA	33,980	329,339
Statoil ASA (a)	16,202	449,124
Telenor ASA	25,300	416,310
Yara International ASA	7,209	365,257

(Cost $1,273,812)		2,252,093
Portugal 0.4%
EDP - Energias de Portugal SA (Cost $266,680)	79,204	308,457
Singapore 1.7%
CapitaLand Ltd.	20,000	52,360
DBS Group Holdings Ltd.	10,000	116,144
Fraser & Neave Ltd. (a)	15,000	71,519
Jardine Cycle & Carriage Ltd.	2,000	58,072
Keppel Corp., Ltd.	14,000	136,613
Oversea-Chinese Banking Corp., Ltd.	14,000	106,402
SembCorp Industries Ltd.	19,000	78,532
SembCorp Marine Ltd. (a)	8,000	37,065
Singapore Airlines Ltd.	6,000	65,117
Singapore Exchange Ltd. (a)	7,000	43,594
Singapore Press Holdings Ltd.	37,000	115,653
Singapore Technologies Engineering Ltd.	15,000	38,794
Singapore Telecommunications Ltd.	167,000	400,111
United Overseas Bank Ltd.	7,000	104,403

(Cost $810,379)		1,424,379
Spain 4.0%
Abertis Infraestructuras SA	4,785	103,957
ACS, Actividades de Construccion y Servicios SA	2,437	114,249
Banco Bilbao Vizcaya Argentaria SA (a)	7,473	90,667
Banco Santander SA (a)	14,432	167,551
EDP Renovaveis SA*	11,598	83,301
Enagas	2,258	50,945
Ferrovial SA (a)	7,222	90,580
Gas Natural SDG SA	2,049	38,491
Gestevision Telecinco SA* (a)	3,887	44,499
Iberdrola Renovables (a)	11,066	47,754
Iberdrola SA (a)	28,947	251,721
Industria de Diseno Textil SA (a)	4,356	349,533
Red Electrica Corporacion SA (a)	1,144	65,013
Repsol YPF SA	19,098	654,313
Telefonica SA	45,620	1,142,089
Zardoya Otis SA	3,050	50,573

(Cost $2,331,488)		3,345,236
Sweden 3.1%
AB SKF "B" (a)	2,358	68,664
Assa Abloy AB "B" (a)	2,544	73,153
Atlas Copco AB "A"	3,215	85,470
Boliden AB	7,309	157,484
Electrolux AB "B"* (a)	3,335	85,965
Hennes & Mauritz AB "B" (a)	11,314	375,705
Holmen AB "B" (a)	2,160	74,670
Husqvarna AB "B" (a)	7,799	66,846
Modern Times Group "B" (a)	537	40,837
Nordea Bank AB (a)	10,270	112,432
Sandvik AB (a)	5,637	106,365
Skandinaviska Enskilda Banken AB "A" (a)	6,486	57,853
Skanska AB "B" (a)	3,667	77,210
SSAB AB "A"*	5,874	93,016
Svenska Cellulosa AB "B"	18,870	303,743
Svenska Handelsbanken AB "A" (a)	2,807	92,056
Tele2 AB "B"	4,023	92,928
Telefonaktiebolaget LM Ericsson "B"	26,543	342,306
TeliaSonera AB (a)	21,657	187,169
Volvo AB "B"* (a)	7,507	132,017

(Cost $1,489,528)		2,625,889
Switzerland 6.4%
ABB Ltd. (Registered)* (a)	10,142	243,585
Adecco SA (Registered) (a)	824	54,186
Compagnie Financiere Richemont SA "A"	4,125	238,249
Credit Suisse Group AG (Registered)	1,994	84,731
Geberit AG (Registered) (a)	332	72,292
Givaudan SA (Registered)*	102	102,555
Holcim Ltd. (Registered)	2,490	187,597
Lonza Group AG (Registered)	466	39,091
Nestle SA (Registered) (a)	19,171	1,098,915
Novartis AG (Registered) (a)	9,930	538,609
Roche Holding AG (Genusschein) (a)	3,411	487,233
Sika AG (a)	27	65,023
Sonova Holding AG (Registered)	289	25,754
STMicroelectronics NV (a)	5,378	66,614
Swatch Group AG (Bearer) (a)	301	133,082
Swiss Reinsurance Co., Ltd. (Registered)	723	41,365
Swisscom AG (Registered) (a)	2,760	1,230,506
Syngenta AG (Registered)	861	279,813
UBS AG (Registered)*	6,394	114,723
Wolseley PLC*	2,345	78,961
Xstrata PLC	2,858	66,801
Zurich Financial Services AG	398	111,405

(Cost $3,213,616)		5,361,090
United Kingdom 6.8%
Anglo American PLC	2,783	143,176
ARM Holdings PLC	24,348	224,590
AstraZeneca PLC	8,391	385,384
Autonomy Corp. PLC*	4,292	109,406
BAE Systems PLC	18,633	97,116
Barclays PLC	8,467	37,699
BG Group PLC	5,435	135,229
BHP Billiton PLC	4,437	175,099
BP PLC	25,484	185,602
British American Tobacco PLC	2,268	91,031
British Sky Broadcasting Group PLC	4,941	65,392
BT Group PLC	57,356	170,771
Burberry Group PLC	2,033	38,288
Capita Group PLC	3,822	45,555
Centrica PLC	28,642	149,467
Compass Group PLC	11,814	106,226
Diageo PLC	2,849	54,159
GlaxoSmithKline PLC	27,730	529,142
HSBC Holdings PLC	12,924	132,896
Inmarsat PLC	5,084	49,261
International Consolidated Airlines Group SA* (a)	9,009	33,157
International Power PLC	9,966	49,241
Kingfisher PLC	14,696	57,972
Lloyds Banking Group PLC*	35,330	32,923
Marks & Spencer Group PLC	8,450	45,641
National Grid PLC	13,726	130,794
Next PLC	1,325	42,086
Pearson PLC	4,110	72,592
Reed Elsevier PLC	7,134	61,800
Rio Tinto PLC	2,348	164,942
Rolls-Royce Group PLC*	10,228	101,564
SABMiller PLC	1,731	61,299
Scottish & Southern Energy PLC	5,665	114,597
Severn Trent PLC	2,133	49,992
Shire PLC	4,174	121,263
Smith & Nephew PLC	6,163	69,503
Smiths Group PLC	2,903	60,401
Standard Chartered PLC	1,687	43,761
Tesco PLC	11,554	70,618
The Sage Group PLC	30,436	135,783
Unilever PLC	1,529	46,604
United Utilities Group PLC	6,323	59,998
Vodafone Group PLC	342,837	970,713
William Morrison Supermarkets PLC	8,072	35,740
WPP PLC	7,538	92,931

(Cost $3,814,228)		5,651,404

Total Common Stocks (Cost $50,508,723)		71,846,732
Preferred Stocks 0.5%
Germany
Henkel AG & Co. KGaA (a)	5,783	358,232
Volkswagen AG	396	64,231

Total Preferred Stocks (Cost $183,993)		422,463
Rights 0.0%
Australia
Origin Energy Ltd., Expiration Date 4/13/2011* (Cost $0)	1,605	5,313
Exchange-Traded Funds 10.1%
Emerging Markets
iShares MSCI Emerging Markets Index Fund	86,500	4,211,685
Vanguard Emerging Markets Fund	85,600	4,187,552

Total Exchange-Traded Funds (Cost $5,737,008)		8,399,237
Securities Lending Collateral 22.5%
Daily Assets Fund Institutional, 0.22% (c) (d) (Cost $18,745,869)	18,745,869	18,745,869
Cash Equivalents 2.4%
Central Cash Management Fund, 0.17% (c) (Cost $2,021,876)	2,021,876	2,021,876

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $77,197,469) †	121.6	101,441,490
Other Assets and Liabilities, Net	(21.6)	(18,027,512)

Net Assets	100.0	83,413,978

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $77,659,569. At March 31, 2011, net unrealized appreciation for all securities based on tax cost was $23,781,921. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $25,329,400 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,547,479.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2011 amounted to $17,689,876 which is 21.2% of net assets.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CVA: Certificaten Van Aandelen
MSCI: Morgan Stanley Capital International
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt

At March 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

ASX SPI 200 Index	AUD	6/16/2011	2	251,606	16,860
Euro Stoxx 50 Index	EUR	6/17/2011	33	1,330,070	66,877
FTSE 100 Index	GBP	6/17/2011	2	188,798	8,406
Nikkei 225 Index	USD	6/9/2011	12	584,100	(48,300)
S&P TSX 60 Index	CAD	6/16/2011	1	166,539	5,170
Total net unrealized appreciation					49,013

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

At March 31, 2011 the DWS Diversified International Equity VIP had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks, Preferred Stocks & Rights
Telecommunication Services	12,537,470	17.3%
Consumer Staples	8,967,712	12.4%
Materials	8,039,654	11.1%
Industrials	7,919,161	11.0%
Financials	7,244,761	10.0%
Health Care	6,574,048	9.1%
Energy	6,055,237	8.4%
Utilities	5,460,574	7.6%
Consumer Discretionary	5,298,149	7.3%
Information Technology	4,177,742	5.8%
Total	72,274,508	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(e)
Australia	$5,313	3,607,356	$—	$3,612,669
Austria	—	401,166	—	401,166
Belgium	—	1,105,042	—	1,105,042
Bermuda	—	152,109	—	152,109
Canada	4,090,247	45,440	—	4,135,687
Cyprus	—	40,133	—	40,133
Denmark	—	1,911,601	—	1,911,601
Finland	—	2,614,018	—	2,614,018
France	—	6,289,280	—	6,289,280
Germany	—	4,811,599	—	4,811,599
Greece	—	254,924	—	254,924
Hong Kong	—	1,885,527	—	1,885,527
Ireland	—	637,667	—	637,667
Italy	—	3,133,015	—	3,133,015
Japan	—	15,157,973	—	15,157,973
Luxembourg	—	422,280	—	422,280
Macau	—	122,866	—	122,866
Netherlands	—	4,618,404	—	4,618,404
Norway	—	2,252,093	—	2,252,093
Portugal	—	308,457	—	308,457
Singapore	—	1,424,379	—	1,424,379
Spain	—	3,345,236	—	3,345,236
Sweden	—	2,625,889	—	2,625,889
Switzerland	—	5,361,090	—	5,361,090
United Kingdom	—	5,651,404	—	5,651,404
Exchange-Traded Funds	8,399,237	—	—	8,399,237
Short-Term Investments(e)	20,767,745	—	—	20,767,745
Derivatives(f)	97,313	—	—	97,313
Total	$33,359,855	$68,178,948	$—	$101,538,803

Liabilities
Derivatives(f)	$(48,300)	$—	$—	$(48,300)
Total	$(48,300)	$—	$—	$(48,300)

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$49,013

Investment Portfolio	as of March 31, 2011 (Unaudited)

DWS Dreman Small Mid Cap Value VIP
	Shares	Value ($)
Common Stocks 94.1%
Consumer Discretionary 13.2%
Auto Components 1.4%
Cooper Tire & Rubber Co.	154,275	3,972,581
Diversified Consumer Services 1.1%
Regis Corp. (a)	187,925	3,333,790
Hotels Restaurants & Leisure 3.2%
Brinker International, Inc. (a)	156,300	3,954,390
International Speedway Corp. "A"	113,475	3,381,555
LIFE TIME FITNESS, Inc.* (a)	48,596	1,813,117

		9,149,062
Household Durables 1.3%
Whirlpool Corp.	42,825	3,655,542
Leisure Equipment & Products 1.1%
Mattel, Inc.	131,425	3,276,425
Multiline Retail 1.4%
Big Lots, Inc.*	91,179	3,959,904
Specialty Retail 1.4%
Aaron's, Inc. (a)	155,625	3,946,650
Textiles, Apparel & Luxury Goods 2.3%
Hanesbrands, Inc.* (a)	129,900	3,512,496
The Jones Group, Inc.	239,790	3,297,112

		6,809,608
Consumer Staples 3.9%
Beverages 1.4%
Constellation Brands, Inc. "A"*	195,975	3,974,373
Food Products 1.3%
Ralcorp Holdings, Inc.* (a)	53,300	3,647,319
Household Products 1.2%
Energizer Holdings, Inc.*	50,975	3,627,381
Energy 11.9%
Energy Equipment & Services 6.8%
Atwood Oceanics, Inc.* (a)	96,040	4,459,137
Cal Dive International, Inc.* (a)	575,100	4,014,198
McDermott International, Inc.*	126,125	3,202,314
Superior Energy Services, Inc.* (a)	111,975	4,590,975
Tidewater, Inc. (a)	57,775	3,457,834

		19,724,458
Oil, Gas & Consumable Fuels 5.1%
Arch Coal, Inc. (a)	98,550	3,551,742
Forest Oil Corp.* (a)	102,800	3,888,924
Newfield Exploration Co.*	46,915	3,566,009
Ultra Petroleum Corp.* (a)	77,022	3,793,333

		14,800,008
Financials 16.1%
Capital Markets 1.4%
Raymond James Financial, Inc. (a)	104,600	3,999,904
Commercial Banks 2.5%
Bank of Hawaii Corp. (a)	73,675	3,523,138
BOK Financial Corp. (a)	69,500	3,591,760

		7,114,898
Insurance 4.9%
Allied World Assurance Co. Holdings Ltd. (a)	62,450	3,914,990
Argo Group International Holdings Ltd. (a)	104,813	3,463,022
Axis Capital Holdings Ltd.	93,800	3,275,496
Everest Re Group Ltd.	40,225	3,547,041

		14,200,549
Real Estate Investment Trusts 7.3%
CBL & Associates Properties, Inc. (REIT) (a)	196,250	3,418,675
CommonWealth REIT (REIT)	126,756	3,291,853
Hospitality Properties Trust (REIT)	146,750	3,397,263
Medical Properties Trust, Inc. (REIT) (a)	341,500	3,951,155
MFA Financial, Inc. (REIT) (a)	411,975	3,378,195
Weingarten Realty Investors (REIT) (a)	149,400	3,743,964

		21,181,105
Health Care 9.5%
Biotechnology 0.8%
Cephalon, Inc.* (a)	28,600	2,167,308
Health Care Equipment & Supplies 2.5%
Alere, Inc.* (a)	88,500	3,463,890
Teleflex, Inc. (a)	62,800	3,641,144

		7,105,034
Health Care Providers & Services 3.7%
Healthspring, Inc.* (a)	94,200	3,520,254
LifePoint Hospitals, Inc.* (a)	88,825	3,568,988
Owens & Minor, Inc. (a)	114,350	3,714,088

		10,803,330
Life Sciences Tools & Services 1.2%
Charles River Laboratories International, Inc.* (a)	93,375	3,583,733
Pharmaceuticals 1.3%
Endo Pharmaceuticals Holdings, Inc.* (a)	100,625	3,839,850
Industrials 10.5%
Aerospace & Defense 2.3%
Alliant Techsystems, Inc. (a)	45,250	3,197,818
Spirit AeroSystems Holdings, Inc. "A"* (a)	137,150	3,520,640

		6,718,458
Commercial Services & Supplies 2.5%
Pitney Bowes, Inc. (a)	143,600	3,689,084
The Brink's Co.	101,475	3,359,837

		7,048,921
Construction & Engineering 1.3%
Tutor Perini Corp. (a)	155,900	3,797,724
Electrical Equipment 1.4%
Hubbell, Inc. "B"	57,425	4,078,898
Machinery 1.5%
Crane Co.	89,925	4,355,068
Trading Companies & Distributors 1.5%
Textainer Group Holdings Ltd. (a)	118,450	4,401,602
Information Technology 14.9%
Communications Equipment 1.3%
Arris Group, Inc.* (a)	292,375	3,724,858
Computers & Peripherals 2.2%
NCR Corp.*	185,925	3,502,827
Synaptics, Inc.* (a)	110,675	2,990,438

		6,493,265
Electronic Equipment, Instruments & Components 2.5%
Arrow Electronics, Inc.*	93,090	3,898,609
Jabil Circuit, Inc. (a)	165,475	3,380,654

		7,279,263
IT Services 3.9%
Amdocs Ltd.*	125,900	3,632,215
DST Systems, Inc.	77,050	4,069,781
ManTech International Corp. "A"* (a)	85,625	3,630,500

		11,332,496
Semiconductors & Semiconductor Equipment 3.5%
Microsemi Corp.* (a)	156,150	3,233,867
PMC-Sierra, Inc.*	452,625	3,394,687
Teradyne, Inc.* (a)	191,775	3,415,513

		10,044,067
Software 1.5%
Net 1 UEPS Technologies, Inc.*	64,943	558,510
Synopsys, Inc.*	138,575	3,831,599

		4,390,109
Materials 8.0%
Chemicals 2.7%
CF Industries Holdings, Inc.	25,250	3,453,948
Lubrizol Corp.	32,900	4,407,284

		7,861,232
Containers & Packaging 1.1%
Owens-Illinois, Inc.*	108,925	3,288,446
Metals & Mining 4.2%
Coeur d'Alene Mines Corp.* (a)	116,350	4,046,653
IAMGOLD Corp. (a)	188,575	4,152,421
Reliance Steel & Aluminum Co. (a)	68,800	3,975,264

		12,174,338
Utilities 6.1%
Electric Utilities 2.4%
FirstEnergy Corp.	94,780	3,515,390
Portland General Electric Co.	150,350	3,573,820

		7,089,210
Gas Utilities 1.3%
AGL Resources, Inc. (a)	94,875	3,779,820
Independent Power Producers & Energy Traders 1.2%
Constellation Energy Group, Inc.	109,825	3,418,852
Multi-Utilities 1.2%
Ameren Corp. (a)	121,650	3,414,715

Total Common Stocks (Cost $201,754,324)		272,564,154
Closed-End Investment Company 1.3%
Financials
Apollo Investment Corp. (Cost $3,305,969)	302,775	3,651,467
Securities Lending Collateral 37.4%
Daily Assets Fund Institutional, 0.22% (b) (c) (Cost $108,162,164)	108,162,164	108,162,164
Cash Equivalents 3.9%
Central Cash Management Fund, 0.17% (b) (Cost $11,395,247)	11,395,247	11,395,247

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $324,617,704) †	136.7	395,773,032
Other Assets and Liabilities, Net (a)	(36.7)	(106,166,948)

Net Assets	100.0	289,606,084

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $325,580,284.  At March 31, 2011, net unrealized appreciation for all securities based on tax cost was $70,192,748.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $79,132,034 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,939,286.

(a)
All or a portion of these securities were on loan amounting to $104,222,060. In addition, included in other assets and liabilities, net is pending sale, amounting to $1,894,500, that is also on loan.  The value of all securities loaned at March 31, 2011 amounted to $106,116,560 which is 36.6% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$272,564,154	$—	$—	$272,564,154
Closed-End Investment Company	3,651,467	—	—	3,651,467
Short-Term Investments(d)	119,557,411	—	—	119,557,411
Total	$395,773,032	$—	$—	$395,773,032

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2011 (Unaudited)

DWS Global Thematic VIP
	Shares	Value ($)
Common Stocks 93.9%
Australia 0.4%
Centamin Egypt Ltd.* (a) (Cost $290,258)	137,476	299,271
Austria 2.5%
Erste Group Bank AG	25,334	1,278,338
Raiffeisen Bank International AG	9,509	527,726

(Cost $1,289,675)		1,806,064
Bahrain 0.3%
Aluminium Bahrain (GDR) 144A (Cost $263,463)	21,937	241,307
Bermuda 0.6%
Frontline Ltd. (b) (c)	12,801	317,081
Lazard Ltd. "A" (c)	3,615	150,311

(Cost $408,030)		467,392
Brazil 3.9%
All America Latina Logistica	59,160	485,557
Banco Santander Brasil SA (ADR)	34,501	422,982
Gol Linhas Aereas Inteligentes SA (ADR)* (Preferred)	22,765	312,564
OGX Petroleo e Gas Participacoes SA*	38,527	463,697
SLC Agricola SA	63,320	889,695
Tam SA (ADR) (b) (Preferred)	11,961	236,110

(Cost $2,543,203)		2,810,605
Cayman Islands 0.4%
Herbalife Ltd. (c) (Cost $133,305)	3,262	265,396
China 3.1%
Bank of China Ltd. "H"	1,218,080	678,055
China Metal Recycling Holdings Ltd.	199,352	238,857
Li Ning Co., Ltd.	103,507	175,117
Mindray Medical International Ltd. (ADR)* (b)	23,089	581,843
Trina Solar Ltd. (ADR)* (b)	20,168	607,460

(Cost $2,359,829)		2,281,332
Colombia 0.5%
Bancolombia SA (ADR) (Preferred) (Cost $333,793)	6,130	384,106
Denmark 1.2%
Vestas Wind Systems AS* (Cost $632,040)	20,308	880,842
Egypt 0.5%
Orascom Telecom Holding SAE (GDR) REG S* (Cost $187,402)	99,134	365,309
France 0.8%
Carrefour SA (Cost $654,392)	13,437	594,900
Germany 6.5%
Axel Springer AG	3,896	629,717
Deutsche Lufthansa AG (Registered)*	68,565	1,453,181
Deutsche Post AG (Registered)	29,838	537,883
E.ON AG	25,470	777,870
HeidelbergCement AG	8,343	582,731
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	4,673	735,106

(Cost $4,117,705)		4,716,488
Greece 0.4%
Hellenic Exchanges SA (Cost $212,849)	29,319	257,615
Hong Kong 0.1%
Yingde Gases* (d) (Cost $71,390)	69,766	58,299
Hungary 0.7%
OTP Bank Nyrt.* (Cost $483,004)	16,542	489,501
India 3.1%
Deccan Chronicle Holdings Ltd.*	67,247	120,938
ICICI Bank Ltd. (ADR)	16,605	827,427
Larsen & Toubro Ltd.	10,235	380,757
Mahindra & Mahindra Ltd.	31,241	488,984
Reliance Industries Ltd.	18,261	430,594

(Cost $2,224,772)		2,248,700
Indonesia 2.3%
PT Semen Gresik (Persero) Tbk	377,454	394,468
PT Telekomunikasi Indonesia Tbk (ADR)	39,184	1,315,799

(Cost $1,666,081)		1,710,267
Israel 1.2%
NICE Systems Ltd. (ADR)*	5,809	214,585
Teva Pharmaceutical Industries Ltd. (ADR)	13,296	667,060

(Cost $827,636)		881,645
Japan 6.7%
Dai-ichi Life Insurance Co., Ltd.	198	298,738
FANUC Corp.	1,900	287,581
Fujitsu Ltd.	74,000	418,129
Hitachi Ltd.	110,000	572,614
INPEX Corp.	159	1,206,167
Kirin Holdings Co., Ltd.	27,000	354,785
Mitsubishi UFJ Financial Group, Inc.	66,200	305,612
Toyota Motor Corp. (ADR)	1,783	143,086
Toyota Motor Corp.	25,800	1,039,072
Yamada Denki Co., Ltd.	4,020	271,125

(Cost $4,199,573)		4,896,909
Kazakhstan 0.0%
Kazakhstan Kagazy PLC (GDR)* (Cost $916,872)	181,200	30,804
Korea 4.8%
KT&G Corp.	17,238	897,297
NHN Corp.*	2,054	358,577
POSCO (ADR)	1,809	206,751
POSCO	1,037	477,401
Samsung Electronics Co., Ltd.	1,881	1,598,151

(Cost $3,273,062)		3,538,177
Luxembourg 0.8%
Ternium SA (ADR) (e) (Cost $623,791)	17,261	620,360
Malaysia 0.4%
Axiata Group Bhd.* (Cost $214,993)	185,900	294,003
Mexico 2.7%
America Movil SAB de CV "L" (ADR)	10,894	632,941
Fomento Economico Mexicano SAB de CV (ADR)	6,803	399,336
Grupo Aeroportuario del Sureste SAB de CV (ADR) (b)	8,909	523,582
Grupo Financiero Banorte SAB de CV "O"	89,902	423,266

(Cost $1,808,281)		1,979,125
Netherlands 4.0%
Koninklijke (Royal) KPN NV	36,637	624,102
QIAGEN NV*	23,265	464,728
Unilever NV (CVA)	34,261	1,074,272
VimpelCom Ltd. (ADR) (f)	54,987	776,416

(Cost $2,830,891)		2,939,518
Panama 1.5%
Copa Holdings SA "A" (Cost $948,054)	20,632	1,089,370
Peru 0.2%
Credicorp Ltd. (Cost $149,754)	1,488	156,136
Puerto Rico 1.4%
Popular, Inc.* (Cost $1,002,707)	344,254	1,001,779
Russia 1.1%
Aeroflot-Russian Airlines	124,721	319,286
Mobile TeleSystems (ADR)	23,394	496,654

(Cost $763,183)		815,940
South Africa 2.5%
MTN Group Ltd.	37,788	762,854
Murray & Roberts Holdings Ltd.	63,923	250,779
Standard Bank Group Ltd.	38,410	590,486
Tiger Brands Ltd.	9,361	242,168

(Cost $1,668,841)		1,846,287
Spain 0.6%
Telefonica SA (Cost $380,731)	17,148	429,297
Sweden 2.4%
Nordea Bank AB (b)	45,064	493,342
Telefonaktiebolaget LM Ericsson "B"	96,303	1,241,950

(Cost $1,507,356)		1,735,292
Switzerland 0.9%
EFG International AG	14,780	219,649
Roche Holding AG (Genusschein)	2,940	419,954

(Cost $567,466)		639,603
Thailand 0.1%
Seamico Securities PCL (Foreign Registered)* (Cost $153,906)	1,403,300	85,836
Turkey 1.2%
Turkiye Garanti Bankasi AS	134,895	630,771
Turkiye Vakiflar Bankasi TAO "D"	88,204	220,503

(Cost $828,804)		851,274
United Kingdom 4.6%
African Minerals Ltd.* (g)	14,153	113,635
Barratt Developments PLC*	247,378	436,925
Diageo PLC	16,230	308,528
GlaxoSmithKline PLC	46,856	894,104
Tesco PLC	141,105	862,433
Vodafone Group PLC	258,213	731,107

(Cost $3,056,926)		3,346,732
United States 29.5%
Abbott Laboratories	13,825	678,116
Advanced Micro Devices, Inc.* (b)	82,707	711,280
AllianceBernstein Holding LP (b)	9,445	205,901
Apple, Inc.*	4,663	1,624,822
Bank of America Corp.	30,931	412,310
Calpine Corp.*	40,777	647,131
Cephalon, Inc.* (b)	5,734	434,523
Cisco Systems, Inc.	30,882	529,626
Electronic Arts, Inc.* (b)	33,495	654,157
General Dynamics Corp. (b)	12,058	923,160
General Motors Co.* (b)	39,836	1,236,111
GSI Commerce, Inc.* (b)	16,189	473,852
Harris Corp.	12,188	604,525
iRobot Corp.* (b)	2,076	68,280
JPMorgan Chase & Co.	16,520	761,572
Kinetic Concepts, Inc.* (b)	13,074	711,487
Laboratory Corp. of America Holdings* (b)	10,847	999,334
Life Technologies Corp.*	33,311	1,746,163
MasterCard, Inc. "A"	3,219	810,287
Medco Health Solutions, Inc.*	8,636	484,998
Monsanto Co.	5,868	424,022
Morgan Stanley	29,354	801,951
NCR Corp.*	30,528	575,148
New York Times Co. "A"* (b)	29,510	279,460
Newmont Mining Corp.	25,704	1,402,924
Owens-Illinois, Inc.*	22,517	679,788
The Gap, Inc. (b)	47,658	1,079,930
Whirlpool Corp.	9,035	771,228
Williams Companies, Inc.	24,489	763,566

(Cost $18,953,887)		21,495,652

Total Common Stocks (Cost $62,547,905)		68,551,133
Preferred Stock 1.5%
Germany
Volkswagen AG (Cost $1,048,614)	6,516	1,056,885
Participatory Notes 2.3%
Jordan 0.2%
Arab Bank PLC (issuer HSBC Bank PLC), Expiration Date 4/12/2013* (Cost $183,727)	11,543	146,456
Nigeria 0.6%
Bank of Nigeria (issuer HSBC Bank PLC), Expiration Date 11/5/2013*	2,034,569	182,993
Guaranty Trust Bank PLC (issuer Morgan Stanley BV), Expiration Date 3/25/2013*	1,159,235	149,259
Zenith Bank Ltd. (issuer Morgan Stanley BV), Expiration Date 3/25/2013*	1,015,714	99,738

(Cost $380,571)		431,990
Pakistan 0.3%
National Bank of Pakistan (issuer Merrill Lynch International & Co.), Expiration Date 2/25/2015* (Cost $200,358)	296,691	198,095
Saudi Arabia 1.2%
Saudi Basic Industrial Corp. (issuer HSBC Bank PLC), Expiration Date 3/26/2012*	18,969	532,368
Yanbu National Petrochemicals Co. (issuer HSBC Bank PLC), Expiration Date 1/7/2013	28,847	370,761

(Cost $831,477)		903,129

Total Participatory Notes (Cost $1,596,133)		1,679,670
Securities Lending Collateral 12.9%
Daily Assets Fund Institutional, 0.22% (h) (i) (Cost $9,396,344)	9,396,344	9,396,344
Cash Equivalents 1.0%
Central Cash Management Fund, 0.17% (h) (Cost $738,783)	738,783	738,783

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $75,327,779) †	111.6	81,422,815
Other Assets and Liabilities, Net (b)	(11.6)	(8,455,387)

Net Assets	100.0	72,967,428

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $75,727,453.  At March 31, 2011, net unrealized appreciation  for all securities based on tax cost was $5,695,362.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,349,752 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,654,390.

(a)	Security is listed in country of domicile. Significant business activities of company are in Egypt.
(b)
All or a portion of these securities were on loan amounting to $9,015,669. In addition, included in other assets and liabilities, net is pending sale, amounting to $150,348, that is also on loan.  The value of all securities loaned at March 31, 2011 amounted to $9,166,017 which is 12.6% of net assets.

(c)	Listed on the New York Stock Exchange.
(d)	Security is listed in country of domicile. Significant business activities of company are in China.
(e)	Security is listed in country of domicile. Significant business activities of company are in Argentina, Mexico and Venezuela.
(f)	Security is listed in country of domicile. Significant business activities of company are in Eastern Europe and South Asia.
(g)	Security is listed in country of domicile. Significant business activities of company are in Africa.
(h)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At March 31, 2011 the DWS Global Thematic VIP had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks, Preferred Stock & Participatory Notes
Financials	13,135,560	18.4%
Information Technology	10,995,163	15.4%
Health Care	8,082,310	11.3%
Consumer Discretionary	7,796,858	10.9%
Industrials	7,680,652	10.8%
Materials	6,673,747	9.4%
Telecommunication Services	6,428,482	9.0%
Consumer Staples	5,888,810	8.3%
Energy	3,181,105	4.5%
Utilities	1,425,001	2.0%
Total	71,287,688	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks & Preferred Stock(j)
Australia	$—	$299,271	$—	$299,271
Austria	—	1,806,064	—	1,806,064
Bahrain	—	241,307	—	241,307
Bermuda	467,392	—	—	467,392
Brazil	2,810,605	—	—	2,810,605
Cayman Islands	265,396	—	—	265,396
China	1,189,303	1,092,029	—	2,281,332
Colombia	384,106	—	—	384,106
Denmark	—	880,842	—	880,842
Egypt	—	365,309	—	365,309
France	—	594,900	—	594,900
Germany	—	5,773,373	—	5,773,373
Greece	—	257,615	—	257,615
Hong Kong	—	58,299	—	58,299
Hungary	—	489,501	—	489,501
India	827,427	1,421,273	—	2,248,700
Indonesia	1,315,799	394,468	—	1,710,267
Israel	881,645	—	—	881,645
Japan	143,086	4,753,823	—	4,896,909
Kazakhstan	—	30,804	—	30,804
Korea	206,751	3,331,426	—	3,538,177
Luxembourg	620,360	—	—	620,360
Malaysia	—	294,003	—	294,003
Mexico	1,979,125	—	—	1,979,125
Netherlands	776,416	2,163,102	—	2,939,518
Panama	1,089,370	—	—	1,089,370
Peru	156,136	—	—	156,136
Puerto Rico	1,001,779	—	—	1,001,779
Russia	496,654	319,286	—	815,940
South Africa	—	1,846,287	—	1,846,287
Spain	—	429,297	—	429,297
Sweden	—	1,735,292	—	1,735,292
Switzerland	—	639,603	—	639,603
Thailand	—	85,836	—	85,836
Turkey	—	851,274	—	851,274
United Kingdom	—	3,346,732	—	3,346,732
United States	21,495,652	—	—	21,495,652
Participatory Notes(j)	—	1,679,670	—	1,679,670
Short-Term Investments(j)	10,135,127	—	—	10,135,127
Total	$46,242,129	$35,180,686	$—	$81,422,815

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.
(j)	See Investment Portfolio for additional detailed categorizations.
Investment Portfolio	as of March 31, 2011 (Unaudited)

DWS Government & Agency Securities VIP
	Principal Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Throughs 84.3%
Federal Home Loan Mortgage Corp.:
5.0%, 9/1/2036 (a)	13,000,000	13,570,781
7.0%, with various maturities from 6/1/2032 until 8/1/2035	263,467	294,553
Federal National Mortgage Association:
4.5%, 1/1/2039 (a)	20,000,000	20,354,688
5.0%, with various maturities from 10/1/2033 until 5/1/2036 (a)	15,373,368	16,086,720
Government National Mortgage Association:
4.5%, with various maturities from 2/15/2039 until 10/15/2040 (a)	10,857,223	11,191,480
5.0%, with various maturities from 12/15/2032 until 7/15/2040 (a) (b)	11,150,573	12,021,147
5.5%, with various maturities from 3/15/2029 until 3/20/2040 (a)	22,425,128	24,392,881
6.0%, with various maturities from 7/15/2014 until 7/20/2039 (a)	21,565,078	23,781,961
6.5%, with various maturities from 4/15/2031 until 2/15/2039	4,126,516	4,631,565
7.0%, with various maturities from 10/15/2026 until 2/20/2039	2,550,486	2,885,081
7.5%, with various maturities from 4/15/2026 until 1/15/2037	767,243	878,081

Total Mortgage-Backed Securities Pass-Throughs (Cost $124,737,613)		130,088,938
Collateralized Mortgage Obligations 19.0%
Fannie Mae Benchmark Remic, "ZA", Series 2007-B2, 5.5%, 6/25/2037	1,727,757	1,826,104
Federal Home Loan Mortgage Corp.:
"OA", Series 3179, Principal Only, Zero Coupon, 7/15/2036	857,070	742,518
"FO", Series 2418, 1.155% *, 2/15/2032	494,664	504,143
"FA", Series 2419, 1.255% *, 2/15/2032	404,263	413,505
"FA", Series 2436, 1.255% *, 3/15/2032	394,908	403,792
"IK", Series 3754, Interest Only, 3.5%, 6/15/2025	2,509,755	334,081
"NI", Series 3657, Interest Only, 4.5%, 8/15/2027	2,324,380	255,353
"ZK", Series 3382, 5.0%, 7/15/2037	1,180,951	1,217,326
"22", Series 243, Interest Only, 5.275% **, 6/15/2021	2,201,487	269,452
"PI", Series 2535, Interest Only, 6.0%, 9/15/2032	948,857	69,356
"S17", Series 244, Interest Only, 6.195% **, 12/15/2036	3,437,515	418,873
"WS", Series 2877, Interest Only, 6.345% **, 10/15/2034	1,004,510	89,613
"A", Series 172, Interest Only, 6.5%, 1/1/2024	47,080	8,545
"ST", Series 2411, Interest Only, 8.495% **, 6/15/2021	2,249,184	308,300
Federal National Mortgage Association:
"FA", Series G92-53, 1.032% *, 9/25/2022	1,255,931	1,268,436
"OF", Series 2001-60, 1.2% *, 10/25/2031	209,874	213,901
"FB", Series 2002-30, 1.25% *, 8/25/2031	450,380	459,056
"FG", Series 2002-66, 1.25% *, 9/25/2032	692,415	708,001
"25", Series 351, Interest Only, 4.5%, 5/1/2019	467,672	45,469
"HI", Series 2009-77, Interest Only, 4.5%, 9/25/2027	1,964,775	239,820
"20", Series 334, Interest Only, 5.0%, 3/1/2018	343,560	33,626
"21", Series 334, Interest Only, 5.0%, 3/1/2018	230,122	24,101
''23", Series 339, Interest Only, 5.0%, 7/1/2018	480,101	52,035
"ZA", Series 2008-24, 5.0%, 4/25/2038	609,779	629,318
"PI", Series 2009-14, Interest Only, 5.5%, 3/25/2024	1,668,477	206,521
"ZQ", Series G93-39, 6.5%, 12/25/2023	437,428	486,182
"SA", Series G92-57, IOette, 82.35% **, 10/25/2022	69,369	131,588
Government National Mortgage Association:
"FB", Series 2001-28, 0.754% *, 6/16/2031	469,755	472,182
"JY", Series 2010-20, 4.0%, 12/20/2033	1,804,396	1,666,851
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	552,959	55,699
"NI", Series 2010-44, Interest Only, 4.5%, 10/20/2037	944,660	142,156
"CI", Series 2010-87, Interest Only, 4.5%, 11/20/2038	1,251,588	393,276
"VB", Series 2010-26, 5.0%, 1/20/2024	600,000	640,796
"KE", Series 2004-19, 5.0%, 3/16/2034	500,000	522,493
"ZM", Series 2004-24, 5.0%, 4/20/2034	2,118,228	2,235,950
"Z", Series 2004-61, 5.0%, 8/16/2034	1,041,645	1,046,940
"LE", Series 2004-87, 5.0%, 10/20/2034	1,000,000	1,049,602
"ZB", Series 2005-15, 5.0%, 2/16/2035	1,490,103	1,574,027
"GZ", Series 2005-24, 5.0%, 3/20/2035	451,921	425,654
"ZA", Series 2005-75, 5.0%, 10/16/2035	508,404	513,316
"CK", Series 2007-31, 5.0%, 5/16/2037	1,000,000	1,061,108
"MZ", Series 2009-98, 5.0%, 10/16/2039	912,258	899,724
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	527,009	63,309
"AI", Series 2008-51, Interest Only, 5.5%, 5/16/2023	1,098,208	126,716
"GI", Series 2003-19, Interest Only, 5.5%, 3/16/2033	1,090,909	276,001
"ZA", Series 2006-7, 5.5%, 2/20/2036	2,246,948	2,423,866
"IB", Series 2010-130, Interest Only, 5.5%, 2/20/2038	2,322,017	139,553
"NZ", Series 2009-65, 5.5%, 8/20/2039	362,136	377,210
"KZ", Series 2009-78, 5.5%, 9/16/2039	332,253	340,561
"DI", Series 2009-10, Interest Only, 6.0%, 4/16/2038	567,613	85,512
"PY", Series 2009-122, 6.0%, 12/20/2039	596,945	643,937
"SM", Series 2004-49, Interest Only, 6.897% **, 1/20/2034	1,089,388	151,740
"SL", Series 2009-16, Interest Only, 7.087% **, 1/20/2037	2,257,821	253,259
"SK", Series 2003-11, Interest Only, 7.447% **, 2/16/2033	849,946	149,781
"IC", Series 1997-4, Interest Only, 7.5%, 3/16/2027	906,278	210,999
"SA", Series 1999-30, Interest Only, 7.747% **, 4/16/2029	647,917	65,219

Total Collateralized Mortgage Obligations (Cost $27,022,064)		29,366,452
Government & Agency Obligations 14.0%
US Government Sponsored Agency 11.7%
Federal Home Loan Bank, 3.625%, 10/18/2013	17,000,000	18,008,610
US Treasury Obligations 2.3%
US Treasury Bill, 0.135% ***, 9/15/2011 (c)	1,045,000	1,044,225
US Treasury Note, 0.875%, 2/29/2012	2,500,000	2,513,075

		3,557,300

Total Government & Agency Obligations (Cost $21,582,325)		21,565,910

	Shares	Value ($)
Securities Lending Collateral 5.6%
Daily Assets Fund Institutional, 0.22% (d) (e) (Cost $8,656,422)	8,656,422	8,656,422
Cash Equivalents 3.4%
Central Cash Management Fund, 0.17% (d) (Cost $5,309,426)	5,309,426	5,309,426

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $187,307,850) †	126.3	194,987,148
Other Assets and Liabilities, Net	(26.3)	(40,560,108)

Net Assets	100.0	154,427,040

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of March 31, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	These securities are shown at their current rate as of March 31, 2011.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $187,307,890.  At March 31, 2011, net unrealized appreciation for all securities based on tax cost was $7,679,258.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,947,473 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $268,215.

(a)	When-issued or delayed delivery security included.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2011 amounted to $8,447,310 which is 5.5% of net assets.
(c)	At March 31, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

IOettes: These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, a nominal amount of principal is assigned to an IOette which is small in relation to the interest flow that constitutes almost all of the IOette cash flow. The effective yield of this security is lower than the stated interest rate.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At March 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Ultra Long Term US Treasury Bond	USD	6/21/2011	12	1,482,750	17,969

At March 31, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year US Treasury Note	USD	6/21/2011	137	16,307,281	(8,938)

Currency Abbreviations

USD	United States Dollar
At March 31, 2011, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

10/28/2010 10/28/2025	320,000 1	Floating — LIBOR	Floating — 4.154%††	(4,315)	—	(4,315)
11/1/2010 11/1/2025	540,000 2	Floating — LIBOR	Floating — 4.154%††	(26,680)	—	(26,680)
11/12/2010 11/12/2025	640,000 1	Floating — LIBOR	Floating — 4.312%††	(7,615)	—	(7,615)
11/15/2010 11/15/2025	640,000 2	Floating — LIBOR	Floating — 4.613%††	(27,135)	—	(27,135)
11/16/2010 11/16/2025	320,000 1	Floating — LIBOR	Floating — 4.614%††	(1,051)	—	(1,051)
11/19/2010 11/19/2025	320,000 2	Floating — LIBOR	Floating — 4.812%††	(12,222)	—	(12,222)
11/23/2010 11/23/2025	150,000 1	Floating — LIBOR	Floating — 4.862%††	400	—	400
Total net unrealized depreciation					(78,618)

††	These interest rate swaps are shown at their current rate as of March 31, 2011.

At March 31, 2011, open total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

5/28/2010 6/1/2012	6,900,000 3	0.45%	Citi Global Interest Rate Strategy Index	54,768	4,600	50,168

Counterparties:
1	Morgan Stanley
2	Barclays Capital Securities, Inc.
3	Citigroup, Inc.
LIBOR: London InterBank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(f)
Mortgage-Backed Securities Pass-Throughs	$—	$130,088,938	$—	$130,088,938
Collateralized Mortgage Obligations	—	29,366,452	—	29,366,452
Government & Agency Obligations	—	20,521,685	—	20,521,685
Short-Term Investments	13,965,848	1,044,225	—	15,010,073
Derivatives (g)	17,969	50,568	—	68,537
Total	$13,983,817	$181,071,868	$—	$195,055,685

Liabilities
Derivatives (g)	$(8,938)	$(79,018)	$—	$(87,956)
Total	$(8,938)	$(79,018)	$—	$(87,956)

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on futures contracts, interest rate swap contracts and total return swap contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Collateralized Mortgage Obligations
Balance as of December 31, 2010	$518,128
Realized Gains (Loss)	42,664
Change in unrealized appreciation (depreciation)	(44,578)
Amortization premium/discount	(9,779)
Purchases	—
(Sales)	(506,435)
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of March 31, 2011	$—
Net change in unrealized appreciation (depreciation) from investments held at March 31, 2011	$—

Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps
Interest Rate Contracts	$9,031	$(28,450)

Investment Portfolio	as of March 31, 2011 (Unaudited)

DWS High Income VIP
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 93.7%
Consumer Discretionary 18.8%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		590,000	596,636
8.75%, 6/1/2019		765,000	830,025
American Achievement Corp., 144A, 10.875%, 4/15/2016		260,000	255,450
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		590,000	601,800
144A, 8.375%, 11/15/2020		460,000	478,400
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		85,000	88,719
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		535,000	560,412
9.625%, 3/15/2018		260,000	287,300
Beazer Homes USA, Inc., 144A, 9.125%, 5/15/2019		285,000	288,206
Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014		155,000	158,875
Burlington Coat Factory Warehouse Corp., 144A, 10.0%, 2/15/2019		470,000	455,900
Cablevision Systems Corp.:
7.75%, 4/15/2018		65,000	70,200
8.0%, 4/15/2020		65,000	70,850
Caeser's Entertainment Operating Co., Inc.:
10.0%, 12/15/2018		790,000	720,875
11.25%, 6/1/2017		1,415,000	1,607,794
144A, 12.75%, 4/15/2018		295,000	297,950
CanWest LP, 144A, 9.25%, 8/1/2015 **		340,000	57,800
Carrols Corp., 9.0%, 1/15/2013		225,000	225,563
CCO Holdings LLC:
7.0%, 1/15/2019		120,000	123,000
7.25%, 10/30/2017		520,000	543,400
7.875%, 4/30/2018		225,000	239,063
8.125%, 4/30/2020		150,000	163,125
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		1,495,000	1,558,537
Claire's Stores, Inc.:
144A, 8.875%, 3/15/2019		360,000	343,800
9.625%, 6/1/2015 (PIK)		110,000	106,196
Clear Channel Communications, Inc., 144A, 9.0%, 3/1/2021		140,000	139,650
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		100,000	109,250
Series B, 9.25%, 12/15/2017		150,000	164,438
CSC Holdings LLC:
8.5%, 4/15/2014		500,000	560,625
8.5%, 6/15/2015		430,000	469,775
DineEquity, Inc., 144A, 9.5%, 10/30/2018		620,000	672,700
DISH DBS Corp.:
7.125%, 2/1/2016		465,000	496,388
7.875%, 9/1/2019		270,000	292,275
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		490,000	2,450
Gannett Co., Inc.:
8.75%, 11/15/2014		145,000	165,844
9.375%, 11/15/2017		295,000	333,350
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		225,000	252,000
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		505,000	515,100
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		375,000	478,594
Hertz Corp.:
144A, 6.75%, 4/15/2019		660,000	654,225
144A, 7.5%, 10/15/2018		905,000	936,675
8.875%, 1/1/2014		369,000	378,225
Kabel BW Erste Beteiligungs GmbH, 144A, 7.5%, 3/15/2019		435,000	445,875
Lear Corp.:
7.875%, 3/15/2018		235,000	255,563
8.125%, 3/15/2020		230,000	253,000
Macy's Retail Holdings, Inc., 8.375%, 7/15/2015		85,000	98,813
Mediacom Broadband LLC, 8.5%, 10/15/2015 (b)		635,000	658,812
Mediacom LLC, 9.125%, 8/15/2019 (b)		560,000	599,200
MGM Resorts International:
7.625%, 1/15/2017		200,000	188,750
9.0%, 3/15/2020		145,000	158,956
144A, 10.0%, 11/1/2016 (b)		425,000	447,313
10.375%, 5/15/2014		340,000	389,300
11.125%, 11/15/2017		455,000	520,975
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		150,000	153,000
Musketeer GmbH, 144A, 9.5%, 3/15/2021	EUR	265,000	390,580
Needle Merger Sub Corp., 144A, 8.125%, 3/15/2019		280,000	282,800
Neiman Marcus Group, Inc., 10.375%, 10/15/2015		155,000	163,331
Norcraft Companies LP, 10.5%, 12/15/2015		1,260,000	1,346,625
Norcraft Holdings LP, 9.75%, 9/1/2012		630,000	623,700
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		435,000	444,788
Penske Automotive Group, Inc., 7.75%, 12/15/2016		1,085,000	1,121,619
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		315,000	337,050
Phillips-Van Heusen Corp., 7.375%, 5/15/2020		160,000	169,200
Regal Entertainment Group, 9.125%, 8/15/2018		180,000	192,600
Sabre Holdings Corp., 8.35%, 3/15/2016		515,000	496,975
Sears Holdings Corp., 144A, 6.625%, 10/15/2018		345,000	334,650
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		200,000	211,500
144A, 7.804%, 10/1/2020		450,000	444,924
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		315,000	339,806
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		340,000	382,500
Sonic Automotive, Inc.:
5.0%, 10/1/2029		155,000	203,631
Series B, 9.0%, 3/15/2018		565,000	600,312
Standard Pacific Corp.:
8.375%, 5/15/2018		240,000	249,300
10.75%, 9/15/2016		440,000	512,600
Toys "R" Us, Inc., 7.375%, 10/15/2018		695,000	696,737
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		200,000	209,500
Travelport LLC:
4.936% ***, 9/1/2014		390,000	353,438
9.0%, 3/1/2016		390,000	362,213
9.875%, 9/1/2014		275,000	267,781
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	550,000	849,611
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		945,000	994,612
Univision Communications, Inc., 144A, 7.875%, 11/1/2020		140,000	148,050
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	210,000	305,052
144A, 9.75%, 4/15/2018	EUR	425,000	644,471
Valassis Communications, Inc., 144A, 6.625%, 2/1/2021		180,000	174,825
Visant Corp., 10.0%, 10/1/2017		460,000	496,800
Visteon Corp., 144A, 6.75%, 4/15/2019 (c)		435,000	435,000
Wynn Las Vegas LLC, 7.75%, 8/15/2020		280,000	296,800

			36,604,378
Consumer Staples 4.9%
B&G Foods, Inc., 7.625%, 1/15/2018		170,000	183,175
Blue Merger Sub, Inc., 144A, 7.625%, 2/15/2019		710,000	719,762
Bumble Bee Holdco SCA, 144A, 9.625%, 3/15/2018 (PIK) (b)		420,000	391,650
C&S Group Enterprises LLC, 144A, 8.375%, 5/1/2017 (b)		180,000	184,275
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		215,000	228,169
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		555,000	559,856
General Nutrition Centers, Inc., 5.75% ***, 3/15/2014 (PIK)		280,000	280,000
NBTY, Inc., 144A, 9.0%, 10/1/2018		140,000	151,900
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		2,081,750	2,011,491
Pilgrim's Pride Corp., 144A, 7.875%, 12/15/2018		725,000	703,250
Rite Aid Corp.:
7.5%, 3/1/2017		295,000	295,000
8.0%, 8/15/2020		580,000	614,075
Smithfield Foods, Inc., 7.75%, 7/1/2017		1,880,000	2,021,000
Stater Bros. Holdings, Inc., 144A, 7.375%, 11/15/2018		180,000	186,750
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		210,000	210,000
Tops Holding Corp., 10.125%, 10/15/2015		330,000	354,750
US Foodservice:
144A, 10.25%, 6/30/2015 (PIK)		330,000	346,913
144A, 10.25%, 6/30/2015		200,000	210,250

			9,652,266
Energy 10.6%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014		300,000	306,375
Arch Coal, Inc., 7.25%, 10/1/2020		110,000	117,975
Belden & Blake Corp., 8.75%, 7/15/2012		2,050,000	2,050,000
Berry Petroleum Co., 6.75%, 11/1/2020		535,000	551,719
BreitBurn Energy Partners LP, 8.625%, 10/15/2020		300,000	314,250
Bristow Group, Inc., 7.5%, 9/15/2017		485,000	509,856
Chaparral Energy, Inc., 144A, 8.25%, 9/1/2021		645,000	664,350
Chesapeake Energy Corp.,7.25%, 12/15/2018		255,000	284,962
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		145,000	158,050
8.5%, 12/15/2019		150,000	166,125
CONSOL Energy, Inc.:
144A, 6.375%, 3/1/2021		90,000	90,113
8.0%, 4/1/2017		655,000	717,225
8.25%, 4/1/2020		250,000	277,187
Continental Resources, Inc.:
7.125%, 4/1/2021		175,000	185,938
7.375%, 10/1/2020		195,000	209,625
8.25%, 10/1/2019		105,000	116,156
Crestwood Midstream Partners LP, 144A, 7.75%, 4/1/2019 (c)		920,000	926,900
Crosstex Energy LP, 8.875%, 2/15/2018		365,000	397,850
Dresser-Rand Group, Inc., 144A, 6.5%, 5/1/2021		420,000	433,125
Energy Transfer Equity LP, 7.5%, 10/15/2020		215,000	233,813
Frontier Oil Corp., 6.875%, 11/15/2018		315,000	328,387
Genesis Energy LP, 144A, 7.875%, 12/15/2018		365,000	368,650
Global Geophysical Services, Inc., 10.5%, 5/1/2017		775,000	833,125
Harvest Operations Corp., 144A, 6.875%, 10/1/2017		140,000	145,250
Holly Corp., 9.875%, 6/15/2017		545,000	615,850
Holly Energy Partners LP, 144A, 8.25%, 3/15/2018		330,000	351,450
Linn Energy LLC:
144A, 7.75%, 2/1/2021		335,000	357,612
8.625%, 4/15/2020		305,000	338,550
MEG Energy Corp., 144A, 6.5%, 3/15/2021		235,000	238,819
Newfield Exploration Co., 7.125%, 5/15/2018		640,000	688,000
Oasis Petroleum, Inc., 144A, 7.25%, 2/1/2019		120,000	121,500
Offshore Group Investments Ltd., 11.5%, 8/1/2015		275,000	305,250
OPTI Canada, Inc., 7.875%, 12/15/2014		690,000	364,837
Petrohawk Energy Corp.:
7.25%, 8/15/2018		280,000	288,400
144A, 7.25%, 8/15/2018		420,000	432,600
7.875%, 6/1/2015		220,000	233,200
10.5%, 8/1/2014		380,000	436,525
Plains Exploration & Production Co.:
7.0%, 3/15/2017		220,000	227,150
7.625%, 6/1/2018		720,000	770,400
8.625%, 10/15/2019		400,000	445,000
Range Resources Corp., 6.75%, 8/1/2020		105,000	111,825
Regency Energy Partners LP, 6.875%, 12/1/2018		205,000	218,325
Sabine Pass LNG LP:
7.25%, 11/30/2013		930,000	950,925
7.5%, 11/30/2016		355,000	364,762
SandRidge Energy, Inc., 144A, 7.5%, 3/15/2021		300,000	311,250
SM Energy Co., 144A, 6.625%, 2/15/2019		170,000	174,463
Southwestern Energy Co., 7.5%, 2/1/2018		585,000	663,244
Stone Energy Corp.:
6.75%, 12/15/2014		590,000	587,050
8.625%, 2/1/2017		125,000	130,313
Venoco, Inc., 144A, 8.875%, 2/15/2019		590,000	590,000

			20,704,306
Financials 15.1%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		775,000	773,062
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		830,000	763,600
Ally Financial, Inc.:
144A, 6.25%, 12/1/2017		555,000	565,406
8.0%, 3/15/2020		685,000	745,794
Antero Resources Finance Corp., 9.375%, 12/1/2017		70,000	76,300
Ardagh Packaging Finance PLC:
144A, 7.375%, 10/15/2017		215,000	230,050
144A, 7.375%, 10/15/2017	EUR	140,000	202,872
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		712,400	427,440
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/15/2016		600,000	600,000
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		570,000	621,300
Chinos Acquisition Corp., 144A, 8.125%, 3/1/2019 (b)		420,000	412,125
CIT Group, Inc.:
Series C, 144A, 5.25%, 4/1/2014		1,585,000	1,594,938
7.0%, 5/1/2013		327,814	333,961
7.0%, 5/1/2015		623,195	628,648
7.0%, 5/1/2017		2,085,000	2,087,606
CPI International Acquisition, Inc., 144A, 8.0%, 2/15/2018		260,000	261,300
Dunkin Finance Corp., 144A, 9.625%, 12/1/2018		186,000	189,488
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		435,000	479,044
E*TRADE Financial Corp.:
7.375%, 9/15/2013		995,000	998,731
12.5%, 11/30/2017 (PIK)		632,000	753,660
Express LLC, 8.75%, 3/1/2018		260,000	282,100
FCE Bank PLC, 9.375%, 1/17/2014	EUR	700,000	1,112,324
Ford Motor Credit Co., LLC:
6.625%, 8/15/2017		355,000	378,874
8.125%, 1/15/2020		100,000	114,544
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		420,000	481,425
Giraffe Acquisition Corp., 144A, 9.125%, 12/1/2018		330,000	320,100
Hellas Telecommunications Finance SCA, 144A, 8.985%***, 7/15/2015 (PIK) **	EUR	322,107	274
Hexion US Finance Corp., 8.875%, 2/1/2018		2,000,000	2,115,000
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		670,000	706,850
International Lease Finance Corp.:
144A, 8.625%, 9/15/2015		235,000	258,500
144A, Step-down Coupon, 9.0% to 5/4/2011, 8.75% to 3/15/17		465,000	523,125
iPayment, Inc., 9.75%, 5/15/2014		475,000	472,625
National Money Mart Co., 10.375%, 12/15/2016		790,000	880,850
Navios Maritime Acquisition Corp., 8.625%, 11/1/2017		150,000	155,250
Nielsen Finance LLC:
144A, 7.75%, 10/15/2018		150,000	160,875
11.5%, 5/1/2016		97,000	114,218
NII Capital Corp., 7.625%, 4/1/2021		335,000	342,538
Nuveen Investments, Inc.:
144A, 10.5%, 11/15/2015		525,000	536,812
10.5%, 11/15/2015		725,000	744,937
OMEGA Healthcare Investors, Inc., 144A, (REIT), 6.75%, 10/15/2022		305,000	311,481
Pinafore LLC, 144A, 9.0%, 10/1/2018		230,000	249,550
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		425,000	444,125
9.25%, 4/1/2015		695,000	725,406
Reynolds Group Issuer, Inc.:
144A, 6.875%, 2/15/2021		540,000	544,050
144A, 7.125%, 4/15/2019		415,000	425,375
144A, 7.75%, 10/15/2016		550,000	581,625
144A, 8.25%, 2/15/2021		225,000	222,750
144A, 8.5%, 5/15/2018		610,000	617,625
144A, 9.0%, 4/15/2019		590,000	610,650
SLM Corp., 8.0%, 3/25/2020		135,000	147,150
Susser Holdings LLC, 8.5%, 5/15/2016		175,000	189,438
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		1,220,000	610
Uncle Acquisition 2010 Corp., 144A, 8.625%, 2/15/2019		120,000	126,000
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		185,000	181,300
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		1,135,000	1,291,062
WMG Acquisition Corp., 9.5%, 6/15/2016		375,000	396,563

			29,511,306
Health Care 3.8%
Aviv Healthcare Properties LP, 144A, 7.75%, 2/15/2019		235,000	244,988
Community Health Systems, Inc., 8.875%, 7/15/2015		435,000	458,925
HCA Holdings, Inc., 144A, 7.75%, 5/15/2021 (b)		605,000	630,712
HCA, Inc.:
9.25%, 11/15/2016		2,040,000	2,195,550
9.625%, 11/15/2016 (PIK)		809,000	871,697
IASIS Healthcare LLC, 8.75%, 6/15/2014		525,000	536,156
Mylan, Inc., 144A, 7.875%, 7/15/2020		95,000	103,313
STHI Holding Corp., 144A, 8.0%, 3/15/2018		345,000	357,075
Valeant Pharmaceuticals International:
144A, 6.75%, 10/1/2017		245,000	241,325
144A, 7.0%, 10/1/2020		385,000	373,450
Vanguard Health Holding Co. II, LLC:
8.0%, 2/1/2018		285,000	291,769
144A, 8.0%, 2/1/2018		305,000	311,481
Vanguard Health Systems, Inc., 144A, Zero Coupon, 2/1/2016		490,000	311,150
Warner Chilcott Co., LLC, 144A, 7.75%, 9/15/2018		420,000	439,950

			7,367,541
Industrials 9.8%
Accuride Corp., 9.5%, 8/1/2018		405,000	450,562
Actuant Corp., 6.875%, 6/15/2017		300,000	309,000
Aguila 3 SA, 144A, 7.875%, 1/31/2018		310,000	316,200
American Airlines, Inc., 144A, 7.5%, 3/15/2016		490,000	484,487
AMGH Merger Sub, Inc., 144A, 9.25%, 11/1/2018		190,000	204,013
ARAMARK Corp., 8.5%, 2/1/2015		560,000	583,800
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		610,000	620,675
BE Aerospace, Inc.:
6.875%, 10/1/2020		210,000	217,350
8.5%, 7/1/2018		300,000	332,250
Belden, Inc., 7.0%, 3/15/2017		420,000	429,975
Boart Longyear Management Pty Ltd., 144A, 7.0%, 4/1/2021		190,000	194,750
Briggs & Stratton Corp., 6.875%, 12/15/2020		195,000	204,263
Casella Waste Systems, Inc., 144A, 7.75%, 2/15/2019		415,000	415,000
Cenveo Corp., 8.875%, 2/1/2018		1,055,000	1,057,637
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		950,000	978,500
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		396,000	277,200
Corrections Corp. of America, 7.75%, 6/1/2017		35,000	38,019
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		99,000	105,188
Deluxe Corp., 144A, 7.0%, 3/15/2019		180,000	179,100
DynCorp International, Inc., 144A, 10.375%, 7/1/2017		490,000	530,425
Florida East Coast Railway Corp., 144A, 8.125%, 2/1/2017		225,000	234,844
FTI Consulting, Inc., 144A, 6.75%, 10/1/2020		195,000	197,438
Garda World Security Corp., 144A, 9.75%, 3/15/2017		375,000	404,062
H&E Equipment Services, Inc., 8.375%, 7/15/2016		615,000	646,519
Huntington Ingalls Industries, Inc.:
144A, 6.875%, 3/15/2018		180,000	187,875
144A, 7.125%, 3/15/2021		60,000	62,550
Interline Brands, Inc., 7.0%, 11/15/2018		295,000	302,375
K. Hovnanian Enterprises, Inc., 10.625%, 10/15/2016		365,000	387,812
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		470,000	488,800
8.0%, 2/1/2018		715,000	779,350
Meritor, Inc., 8.125%, 9/15/2015		280,000	291,200
Navios Maritime Holdings, Inc., 144A, 8.125%, 2/15/2019		760,000	765,700
Ply Gem Industries, Inc.:
144A, 8.25%, 2/15/2018		275,000	282,562
13.125%, 7/15/2014		515,000	569,075
RailAmerica, Inc., 9.25%, 7/1/2017		304,000	336,300
RBS Global, Inc. & Rexnord Corp.:
8.5%, 5/1/2018		715,000	772,200
11.75%, 8/1/2016		120,000	128,700
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		135,000	146,475
Sitel LLC, 144A, 11.5%, 4/1/2018		565,000	526,156
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		205,000	209,613
7.5%, 10/1/2017		215,000	231,125
SPX Corp., 144A, 6.875%, 9/1/2017		130,000	139,750
Titan International, Inc., 144A, 7.875%, 10/1/2017		945,000	1,001,700
Triumph Group, Inc., 8.0%, 11/15/2017		75,000	80,250
Tutor Perini Corp., 144A, 7.625%, 11/1/2018		325,000	334,750
United Rentals North America, Inc.:
9.25%, 12/15/2019		830,000	923,375
10.875%, 6/15/2016		390,000	450,450
USG Corp., 144A, 9.75%, 8/1/2014		220,000	240,900

			19,050,300
Information Technology 6.7%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		570,000	490,200
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		210,000	213,150
Amkor Technology, Inc., 7.375%, 5/1/2018		250,000	258,750
Aspect Software, Inc., 144A, 10.625%, 5/15/2017		350,000	374,500
Avaya, Inc., 144A, 7.0%, 4/1/2019		830,000	809,250
CDW LLC, 11.0%, 10/12/2015		1,780,000	1,931,300
CommScope, Inc., 144A, 8.25%, 1/15/2019		485,000	506,825
eAccess Ltd., 144A, 8.25%, 4/1/2018 (c)		335,000	343,794
Equinix, Inc., 8.125%, 3/1/2018		120,000	129,900
Fidelity National Information Services, Inc.:
7.625%, 7/15/2017		95,000	102,956
7.875%, 7/15/2020		130,000	142,025
First Data Corp.:
144A, 7.375%, 6/15/2019 (c)		170,000	173,613
144A, 8.25%, 1/15/2021		1,340,000	1,336,650
144A, 8.875%, 8/15/2020		495,000	543,262
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		1,520,000	1,664,400
InterXion Holding NV, 144A, 9.5%, 2/12/2017	EUR	210,000	324,397
Jabil Circuit, Inc., 7.75%, 7/15/2016		145,000	164,575
MasTec, Inc., 7.625%, 2/1/2017		610,000	625,250
MEMC Electronic Materials, Inc., 144A, 7.75%, 4/1/2019		240,000	245,700
SunGard Data Systems, Inc.:
144A, 7.375%, 11/15/2018		140,000	143,150
10.25%, 8/15/2015		1,790,000	1,879,500
10.625%, 5/15/2015		365,000	400,131
Vangent, Inc., 9.625%, 2/15/2015		350,000	348,250

			13,151,528
Materials 11.0%
Aleris International, Inc., 144A, 7.625%, 2/15/2018		220,000	220,550
APERAM:
144A, 7.375%, 4/1/2016		215,000	218,763
144A, 7.75%, 4/1/2018		260,000	265,200
Appleton Papers, Inc., 11.25%, 12/15/2015		237,000	229,890
Berry Plastics Corp.:
8.25%, 11/15/2015		660,000	700,425
9.5%, 5/15/2018		390,000	388,050
144A, 9.75%, 1/15/2021		460,000	455,400
Boise Paper Holdings LLC, 8.0%, 4/1/2020		170,000	183,600
BWAY Parent Co., Inc., 144A, 10.125%, 11/1/2015 (PIK)		230,000	236,900
Celanese US Holdings LLC, 144A, 6.625%, 10/15/2018		200,000	206,000
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		1,120,000	1,048,656
Clearwater Paper Corp., 144A, 7.125%, 11/1/2018		390,000	408,525
Clondalkin Acquisition BV, 144A, 2.31% ***, 12/15/2013		265,000	254,400
Crown Americas LLC, 144A, 6.25%, 2/1/2021		50,000	50,875
Crown European Holdings SA, 144A, 7.125%, 8/15/2018	EUR	125,000	183,793
Domtar Corp., 10.75%, 6/1/2017		380,000	475,000
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		1,410,000	1,410,000
Exopack Holding Corp., 11.25%, 2/1/2014		1,415,000	1,455,681
FMG Resources August 2006 Pty Ltd., 144A, 7.0%, 11/1/2015		140,000	145,250
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		1,297,793	1,168,014
10.0%, 3/31/2015		1,277,440	1,188,019
Graham Packaging Co., LP, 8.25%, 10/1/2018		135,000	144,788
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		70,000	74,988
9.5%, 6/15/2017		810,000	899,100
Hexcel Corp., 6.75%, 2/1/2015		475,000	485,687
Huntsman International LLC:
8.625%, 3/15/2020		330,000	359,700
144A, 8.625%, 3/15/2021		140,000	152,600
Ineos Finance PLC:
144A, 9.0%, 5/15/2015		325,000	354,656
144A, 9.25%, 5/15/2015	EUR	120,000	183,244
JMC Steel Group, 144A, 8.25%, 3/15/2018		350,000	357,875
Koppers, Inc., 7.875%, 12/1/2019		440,000	477,400
Lyondell Chemical Co., 144A, 8.0%, 11/1/2017		323,000	356,107
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		200,000	202,750
Momentive Performance Materials, Inc.:
144A, 9.0%, 1/15/2021		385,000	397,994
144A, 9.5%, 1/15/2021	EUR	385,000	557,898
NewMarket Corp., 7.125%, 12/15/2016		1,005,000	1,035,150
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	130,000	186,078
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		535,000	547,037
Phibro Animal Health Corp., 144A, 9.25%, 7/1/2018		70,000	74,725
Polymer Group, Inc., 144A, 7.75%, 2/1/2019		300,000	309,375
Radnor Holdings Corp., 11.0%, 3/15/2010 **		265,000	27
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		270,000	288,900
Silgan Holdings, Inc., 7.25%, 8/15/2016		415,000	450,275
Solo Cup Co., 10.5%, 11/1/2013		210,000	219,450
Texas Industries, Inc., 9.25%, 8/15/2020		465,000	502,200
United States Steel Corp., 7.375%, 4/1/2020		480,000	502,800
Verso Paper Holdings LLC, 144A, 8.75%, 2/1/2019		130,000	135,200
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		940,000	1,012,850
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK) **		830,088	307,133

			21,468,978
Telecommunication Services 10.4%
Buccaneer Merger Sub, Inc., 144A, 9.125%, 1/15/2019		130,000	137,800
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		1,020,000	1,027,650
8.375%, 10/15/2020		1,030,000	1,011,975
8.75%, 3/15/2018		350,000	330,313
Clearwire Communications LLC:
144A, 12.0%, 12/1/2015		890,000	961,200
144A, 12.0%, 12/1/2017		295,000	315,281
Cricket Communications, Inc.:
7.75%, 10/15/2020 (b)		1,795,000	1,808,462
10.0%, 7/15/2015		380,000	417,050
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		495,000	566,775
Digicel Ltd., 144A, 8.25%, 9/1/2017		1,090,000	1,155,400
ERC Ireland Preferred Equity Ltd., 144A, 8.093% ***, 2/15/2017 (PIK)	EUR	651,957	37,058
Frontier Communications Corp.:
7.875%, 4/15/2015		65,000	70,038
8.25%, 4/15/2017		395,000	426,600
8.5%, 4/15/2020		525,000	568,969
8.75%, 4/15/2022		70,000	75,775
Hughes Network Systems LLC, 9.5%, 4/15/2014		1,105,000	1,140,912
Intelsat Jackson Holdings SA:
144A, 7.25%, 10/15/2020		695,000	695,000
144A, 7.5%, 4/1/2021 (c)		855,000	857,137
11.25%, 6/15/2016		65,000	69,306
Intelsat Luxembourg SA, 11.5%, 2/4/2017 (PIK)		1,340,625	1,471,336
Intelsat Subsidiary Holding Co. SA:
Series B, 144A, 8.875%, 1/15/2015		165,000	169,538
8.875%, 1/15/2015		960,000	991,200
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		480,000	479,400
7.875%, 9/1/2018		420,000	449,400
Pacnet Ltd., 144A, 9.25%, 11/9/2015		225,000	228,375
Sprint Nextel Corp., 8.375%, 8/15/2017		590,000	657,113
Telesat Canada, 11.0%, 11/1/2015		1,545,000	1,720,744
West Corp.:
144A, 7.875%, 1/15/2019		285,000	290,344
144A, 8.625%, 10/1/2018		75,000	78,938
Windstream Corp.:
7.0%, 3/15/2019		430,000	433,225
144A, 7.5%, 4/1/2023		340,000	334,900
144A, 7.75%, 10/15/2020		180,000	184,950
7.875%, 11/1/2017		845,000	906,262
8.125%, 9/1/2018		180,000	192,150

			20,260,576
Utilities 2.6%
AES Corp.:
8.0%, 10/15/2017		415,000	446,125
8.0%, 6/1/2020		525,000	567,000
Calpine Corp.:
144A, 7.5%, 2/15/2021		485,000	501,975
144A, 7.875%, 7/31/2020		560,000	595,000
Edison Mission Energy, 7.0%, 5/15/2017		1,570,000	1,259,925
Energy Future Holdings Corp., Series P, 5.55%, 11/15/2014		345,000	225,975
Ferrellgas LP, 144A, 6.5%, 5/1/2021		120,000	116,400
NRG Energy, Inc.:
7.375%, 1/15/2017		320,000	333,600
144A, 7.625%, 1/15/2018		510,000	529,125
144A, 8.25%, 9/1/2020		490,000	509,600

			5,084,725

Total Corporate Bonds (Cost $178,732,079)			182,855,904
Loan Participations and Assignments 2.8%
Senior Loans*** 2.7%
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/1/2010 **		700,000	0
Buffets, Inc., Letter of Credit, First Lien, 7.557%, 4/22/2015		95,825	76,900
Burger King Corp., Term Loan B, 4.5%, 10/19/2016		473,812	473,812
Clear Channel Communications, Inc., Term Loan B, 3.896%, 1/28/2016		559,135	493,562
Dunkin' Brands, Inc., Term Loan B, 4.25%, 11/23/2017		359,100	361,756
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.246%, 3/26/2014		980,677	866,811
Letter of Credit, 2.303%, 3/26/2014		60,643	53,602
IASIS Healthcare LLC, Term Loan, 5.554%, 6/13/2014 (PIK)		691,436	684,460
Kabel Deutschland GmbH, Term Loan, 8.272%, 11/19/2014 (PIK)	EUR	490,373	712,428
Pinafore LLC, Term Loan B, 6.25%, 9/29/2016		606,772	610,279
Roundy's Supermarkets, Inc., Second Lien Term Loan, 10.0%, 4/18/2016		325,000	330,078
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014 **		1,009,426	705,558

			5,369,246
Sovereign Loan 0.1%
VIP Finance Ireland Ltd., 144A, 6.493%, 2/2/2016		200,000	207,000

Total Loan Participations and Assignments (Cost $6,404,904)			5,576,246
Preferred Security 0.5%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $735,792)		1,135,000	954,819

	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $31,000)	31	31,000

	Shares	Value ($)
Common Stocks 0.1%
Consumer Discretionary 0.1%
Buffets Restaurants Holdings, Inc.*	18,256	73,024
Dex One Corp.*	3,884	18,799
SuperMedia, Inc.*	726	4,530
Trump Entertainment Resorts, Inc.*	45	820
Vertis Holdings, Inc.	676	11,992

		109,165
Industrials 0.0%
Congoleum Corp.*	1,200,000	1
Quad Graphics, Inc.*	649	27,609

		27,610
Materials 0.0%
GEO Specialty Chemicals, Inc.*	24,225	20,591
GEO Specialty Chemicals, Inc. 144A*	2,206	1,875

		22,466

Total Common Stocks (Cost $2,412,740)		159,241
Warrants 0.0%
Consumer Discretionary 0.0%
Reader’s Digest Association, Inc., Expiration Date 2/19/2014*	1,115	34
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	1,100	6,714

Total Warrants (Cost $244,286)		6,748
Preferred Stocks 0.7%
Financials
Ally Financial, Inc. Series G, 144A, 7.0%	440	409,447
Ally Financial, Inc. Series A, 8.5%*	18,090	451,554
GMAC Capital Trust I Series 2, 8.125%*	19,000	484,500

Total Preferred Stocks (Cost $1,330,113)		1,345,501
Securities Lending Collateral 2.8%
Daily Assets Fund Institutional, 0.22% (d) (e) (Cost $5,369,211)	5,369,211	5,369,211
Cash Equivalents 0.0%
Central Cash Management Fund, 0.17% (d) (Cost $47,776)	47,776	47,776

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $194,604,494) †	100.6	196,346,446
Other Assets and Liabilities, Net (b)	(0.6)	(1,246,566)

Net Assets	100.0	195,099,880

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan**	9.5%	6/1/2010	700,000	USD	700,000	0
CanWest LP**	9.25%	8/1/2015	340,000	USD	340,000	57,800
Fontainebleau Las Vegas Holdings LLC**	11.0%	6/15/2015	490,000	USD	495,963	2,450
Hellas Telecommunications Finance SCA**	8.985%	7/15/2015	322,107	EUR	92,199	274
Radnor Holdings Corp.**	11.0%	3/15/2010	265,000	USD	234,313	27
Tribune Co.**	LIBOR plus 3.0%	6/4/2014	1,009,426	USD	905,407	705,558
Tropicana Entertainment LLC**	9.625%	12/15/2014	1,220,000	USD	959,601	610
Wolverine Tube, Inc.**	15.0%	3/31/2012	830,088	USD	830,088	307,133
					4,557,571	1,073,852

**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
***
These securities are shown at their current rate as of March 31, 2011.  Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†
The cost for federal income tax purposes was $195,327,140.  At March 31, 2011, net unrealized appreciation for all securities based on tax cost was $1,019,306.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,876,286 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,856,980.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan amounting to $4,940,730. In addition, included in other assets and liabilities, net is a pending sale, amounting to $208,682, that is also on loan. The value of all securities loaned at March 31, 2011 amounted to $5,149,412 which is 2.6% of net assets.

(c)	When-issued security.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London InterBank Offered Rate
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust
At March 31, 2011, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (f)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

6/21/2010 9/20/2013	380,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	30,564	4,658	25,906
6/21/2010 9/20/2013	1,230,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	98,930	(37,769)	136,699
6/21/2010 9/20/2015	560,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	50,056	(9,983)	60,039
6/21/2010 9/20/2015	175,0004	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	15,642	(16,625)	32,267
6/21/2010 9/20/2015	320,0005	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	28,602	(27,750)	56,352
6/21/2010 9/20/2015	100,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	8,938	(6,896)	15,834
3/21/2011 6/20/2016	540,0006	5.0%	Ally Financial Corp., 6.75%, 12/1/2014, B	55,203	61,585	(6,382)
3/21/2011 6/20/2016	1,085,0006	5.0%	Ford Motor Credit Co., LLC, 7.25%, 10/25/2011, BB-	134,686	135,871	(1,185)
Total net unrealized appreciation					319,530

(f)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(g)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

Counterparties:
1	Citigroup, Inc.
2	The Goldman Sachs & Co.
3	Bank of America
4	JPMorgan Chase Securities, Inc.
5	Credit Suisse
6	Barclays Bank PLC

As of March 31, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	5,078,300	USD	7,197,952	4/18/2011	3,395	JPMorgan Chase Securities, Inc.

Currency Abbreviations

EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Corporate Bonds	$—	$180,255,966	$2,599,938	$182,855,904
Loan Participations and Assignments	—	5,576,246	0	5,576,246
Preferred Security	—	954,819	—	954,819
Other Investments	—	—	31,000	31,000
Common Stocks(h)	123,962	—	35,279	159,241
Preferred Stock	936,054	409,447	—	1,345,501
Warrants(h)	—	—	6,748	6,748
Short-Term Investments(h)	5,416,987	—	—	5,416,987
Derivatives (i)	—	330,492	—	330,492
Total	$6,477,003	$187,526,970	$2,672,965	$196,676,938

Liabilities
Derivatives (i)	$—	$(7,567)	$—	$(7,567)
Total	$—	$(7,567)	$—	$(7,567)

There have been no significant transfers between of Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds		Loan Participations and Assignments	Other Investments	Common Stocks	Warrants	Total
Balance as of December 31, 2010	$2,784,439		$0	$31,000	$23,288	$12,547	$2,851,274
Realized gain (loss)	(2,014,745)		—	—	—	—	(2,014,745)
Change in unrealized appreciation (depreciation)	2,096,606		0	0	5,765	(5,799)	2,096,572
Amortization premium/discount	6,636		—	—	—	—	6,636
Purchases	—		—	—	6,226	—	6,226
(Sales)	0		—	—	—	—	—
Transfers into Level 3	—		—	—	—	—	—
Transfers (out) of Level 3	(272,998	)(j)	—	—	—	—	(272,998)
Balance as of March 31, 2011	$2,599,938		$0	$31,000	$35,279	$6,748	$2,672,965
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2011	$83,216		$0	$0	$5,765	$(5,799)	$83,182

Transfers between price levels are recognized at the beginning of the reporting period.

(j)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$319,530	$—
Foreign Exchange Contracts	$—	$3,395
Investment Portfolio	as of March 31, 2011 (Unaudited)

DWS Large Cap Value VIP
	Shares	Value ($)
Common Stocks 93.7%
Consumer Discretionary 8.2%
Distributors 2.1%
Genuine Parts Co.	83,353	4,471,054
Diversified Consumer Services 2.0%
H&R Block, Inc.	248,588	4,161,363
Hotels Restaurants & Leisure 1.7%
Carnival Corp. (Units)	89,378	3,428,540
Media 1.6%
News Corp. "A"	194,776	3,420,267
Specialty Retail 0.8%
Best Buy Co., Inc.	59,585	1,711,281
Consumer Staples 11.0%
Beverages 1.6%
PepsiCo, Inc.	52,051	3,352,605
Food & Staples Retailing 2.7%
CVS Caremark Corp.	102,224	3,508,328
Kroger Co.	86,287	2,068,299

		5,576,627
Food Products 2.8%
General Mills, Inc.	49,319	1,802,610
Kellogg Co.	42,602	2,299,656
Mead Johnson Nutrition Co.	32,371	1,875,252

		5,977,518
Tobacco 3.9%
Altria Group, Inc.	169,724	4,417,916
Philip Morris International, Inc.	55,707	3,656,050

		8,073,966
Energy 13.4%
Energy Equipment & Services 3.0%
Noble Corp.	75,424	3,440,843
Transocean Ltd.*	36,392	2,836,756

		6,277,599
Oil, Gas & Consumable Fuels 10.4%
Canadian Natural Resources Ltd.	47,626	2,354,153
Chevron Corp.	38,581	4,144,757
ConocoPhillips	37,026	2,956,896
Marathon Oil Corp.	94,821	5,054,908
Nexen, Inc.	102,710	2,559,533
Suncor Energy, Inc.	102,846	4,611,615

		21,681,862
Financials 12.4%
Diversified Financial Services 1.5%
JPMorgan Chase & Co.	70,966	3,271,533
Insurance 10.9%
Assurant, Inc.	73,171	2,817,815
Fidelity National Financial, Inc. "A"	145,752	2,059,476
HCC Insurance Holdings, Inc.	72,184	2,260,081
Lincoln National Corp.	131,739	3,957,440
MetLife, Inc.	50,073	2,239,765
PartnerRe Ltd.	49,904	3,954,393
Prudential Financial, Inc.	56,738	3,493,926
Transatlantic Holdings, Inc.	40,338	1,963,250

		22,746,146
Health Care 13.3%
Biotechnology 1.8%
Gilead Sciences, Inc.*	89,193	3,785,351
Health Care Equipment & Supplies 3.0%
Baxter International, Inc.	71,338	3,835,844
Becton, Dickinson & Co.	32,145	2,559,385

		6,395,229
Health Care Providers & Services 3.4%
McKesson Corp.	55,754	4,407,354
WellPoint, Inc.	38,114	2,659,976

		7,067,330
Life Sciences Tools & Services 1.1%
Thermo Fisher Scientific, Inc.*	40,199	2,233,054
Pharmaceuticals 4.0%
Johnson & Johnson	17,493	1,036,460
Merck & Co., Inc.	104,448	3,447,829
Teva Pharmaceutical Industries Ltd. (ADR)	76,548	3,840,413

		8,324,702
Industrials 5.5%
Aerospace & Defense 4.0%
Huntington Ingalls Industries, Inc.*	6,964	289,006
Northrop Grumman Corp.	41,788	2,620,525
Raytheon Co.	55,341	2,815,197
United Technologies Corp.	31,179	2,639,302

		8,364,030
Machinery 1.5%
Dover Corp.	48,697	3,201,341
Information Technology 7.8%
Communications Equipment 2.0%
Brocade Communications Systems, Inc.*	250,356	1,539,689
Cisco Systems, Inc.	156,052	2,676,292

		4,215,981
Computers & Peripherals 1.3%
Hewlett-Packard Co.	44,342	1,816,692
Lexmark International, Inc. "A"*	25,787	955,150

		2,771,842
IT Services 1.2%
Automatic Data Processing, Inc.	48,956	2,511,933
Semiconductors & Semiconductor Equipment 1.6%
Intel Corp.	165,688	3,341,927
Software 1.7%
Microsoft Corp.	136,212	3,454,336
Materials 5.1%
Chemicals 3.4%
Air Products & Chemicals, Inc.	44,957	4,054,222
Praxair, Inc.	29,822	3,029,915

		7,084,137
Containers & Packaging 1.7%
Sonoco Products Co.	99,786	3,615,247
Telecommunication Services 6.4%
Diversified Telecommunication Services 4.8%
AT&T, Inc.	161,057	4,928,344
CenturyLink, Inc.	124,187	5,159,970

		10,088,314
Wireless Telecommunication Services 1.6%
Vodafone Group PLC (ADR)	111,911	3,217,441
Utilities 10.6%
Electric Utilities 8.8%
American Electric Power Co., Inc.	73,219	2,572,916
Duke Energy Corp.	128,169	2,326,268
Entergy Corp.	43,029	2,891,979
Exelon Corp.	84,729	3,494,224
FirstEnergy Corp.	129,136	4,789,654
Southern Co.	63,399	2,416,136

		18,491,177
Multi-Utilities 1.8%
PG&E Corp.	86,312	3,813,264

Total Common Stocks (Cost $153,117,448)		196,126,997
Cash Equivalents 6.0%
Central Cash Management Fund, 0.17% (a) (Cost $12,504,715)	12,504,715	12,504,715

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $165,622,163) †	99.7	208,631,712
Other Assets and Liabilities, Net	0.3	664,309

Net Assets	100.0	209,296,021

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $167,718,592.  At March 31, 2011, net unrealized appreciation for all securities based on tax cost was $40,913,120.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $45,648,232 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,735,112.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(b)	$196,126,997	$—	$—	$196,126,997
Short-Term Investments	12,504,715	—	—	12,504,715
Total	$208,631,712	$—	$—	$208,631,712

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.
(b)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2011 (Unaudited)

DWS Mid Cap Growth VIP
	Shares	Value ($)
Common Stocks 97.9%
Consumer Discretionary 17.7%
Auto Components 2.7%
BorgWarner, Inc.*	5,561	443,156
Gentex Corp.	10,297	311,484

		754,640
Hotels Restaurants & Leisure 3.0%
Darden Restaurants, Inc.	8,548	419,963
Panera Bread Co. "A"*	3,158	401,066

		821,029
Household Durables 1.0%
Jarden Corp.	8,005	284,738
Internet & Catalog Retail 1.5%
Priceline.com, Inc.* (a)	820	415,281
Specialty Retail 6.4%
Advance Auto Parts, Inc. (a)	5,305	348,114
Children's Place Retail Stores, Inc.*	7,040	350,803
Guess?, Inc. (a)	8,583	337,741
Tiffany & Co. (a)	6,365	391,066
Urban Outfitters, Inc.* (a)	11,091	330,845

		1,758,569
Textiles, Apparel & Luxury Goods 3.1%
Deckers Outdoor Corp.*	6,117	526,980
Hanesbrands, Inc.*	11,986	324,101

		851,081
Consumer Staples 5.1%
Food Products 2.3%
Diamond Foods, Inc. (a)	6,086	339,599
Green Mountain Coffee Roasters, Inc.* (a)	4,541	293,394

		632,993
Household Products 1.1%
Church & Dwight Co., Inc.	3,821	303,158
Personal Products 1.7%
Herbalife Ltd.	5,838	474,980
Energy 11.2%
Energy Equipment & Services 7.5%
Cameron International Corp.*	5,049	288,298
Complete Production Services, Inc.*	9,053	287,976
Core Laboratories NV (a)	2,394	244,595
Dresser-Rand Group, Inc.*	5,440	291,693
FMC Technologies, Inc.*	3,824	361,291
McDermott International, Inc.*	12,911	327,810
National Oilwell Varco, Inc.	3,311	262,463

		2,064,126
Oil, Gas & Consumable Fuels 3.7%
Concho Resources, Inc.*	3,556	381,559
Pioneer Natural Resources Co.	2,006	204,452
Ultra Petroleum Corp.*	4,658	229,406
Whiting Petroleum Corp.*	2,986	219,322

		1,034,739
Financials 8.6%
Capital Markets 4.8%
Affiliated Managers Group, Inc.*	2,004	219,177
Invesco Ltd.	8,469	216,468
Jefferies Group, Inc. (a)	5,647	140,836
Lazard Ltd. "A"	6,571	273,222
Och-Ziff Capital Management Group "A" (Limited Partnership)	15,581	254,282
TD Ameritrade Holding Corp. (a)	10,503	219,198

		1,323,183
Commercial Banks 1.7%
Huntington Bancshares, Inc.	24,350	161,684
Prosperity Bancshares, Inc.	4,244	181,516
Zions Bancorp.	5,550	127,983

		471,183
Diversified Financial Services 1.4%
Portfolio Recovery Associates, Inc.*	4,629	394,067
Insurance 0.7%
W.R. Berkley Corp.	6,269	201,924
Health Care 14.0%
Biotechnology 1.4%
Onyx Pharmaceuticals, Inc.*	3,629	127,668
Regeneron Pharmaceuticals, Inc.* (a)	5,922	266,135

		393,803
Health Care Equipment & Supplies 2.1%
Kinetic Concepts, Inc.* (a)	6,462	351,662
Thoratec Corp.*	8,436	218,745

		570,407
Health Care Providers & Services 4.2%
AmerisourceBergen Corp.	8,583	339,543
Centene Corp.*	8,679	286,233
Fresenius Medical Care AG & Co. KGaA (ADR)	5,044	340,571
Laboratory Corp. of America Holdings* (a)	2,183	201,120

		1,167,467
Health Care Technology 2.3%
Cerner Corp.* (a)	1,353	150,454
SXC Health Solutions Corp.*	8,815	483,062

		633,516
Life Sciences Tools & Services 1.4%
Life Technologies Corp.*	5,305	278,088
QIAGEN NV* (a)	5,753	115,348

		393,436
Pharmaceuticals 2.6%
Hospira, Inc.*	4,472	246,855
Questcor Pharmaceuticals, Inc.* (a)	32,025	461,480

		708,335
Industrials 12.7%
Aerospace & Defense 1.1%
BE Aerospace, Inc.*	8,391	298,132
Commercial Services & Supplies 1.1%
Stericycle, Inc.*	3,376	299,350
Electrical Equipment 2.5%
Babcock & Wilcox Co.*	4,774	159,356
General Cable Corp.*	8,186	354,454
Thomas & Betts Corp.*	2,936	174,604

		688,414
Machinery 5.8%
Flowserve Corp.	2,463	317,234
Gardner Denver, Inc.	2,941	229,486
Joy Global, Inc.	3,858	381,209
Terex Corp.* (a)	10,041	371,919
Timken Co.	6,087	318,350

		1,618,198
Professional Services 1.1%
Robert Half International, Inc. (a)	9,588	293,393
Road & Rail 1.1%
Kansas City Southern*	5,843	318,151
Information Technology 20.8%
Communications Equipment 3.1%
F5 Networks, Inc.*	2,617	268,426
Harris Corp. (a)	3,156	156,537
Juniper Networks, Inc.*	5,947	250,250
Polycom, Inc.*	3,585	185,882

		861,095
Computers & Peripherals 1.9%
NetApp, Inc.*	6,278	302,474
Western Digital Corp.*	6,142	229,035

		531,509
Electronic Equipment, Instruments & Components 0.8%
Itron, Inc.*	3,713	209,562
Internet Software & Services 0.9%
Equinix, Inc.*	2,650	241,415
IT Services 1.9%
Cognizant Technology Solutions Corp. "A"*	4,094	333,251
Syntel, Inc.	3,807	198,840

		532,091
Semiconductors & Semiconductor Equipment 5.9%
Analog Devices, Inc.	4,738	186,582
ARM Holdings PLC (ADR)	6,325	178,175
ASML Holding NV	3,539	157,486
Cavium Networks, Inc.*	5,624	252,686
First Solar, Inc.* (a)	1,545	248,498
Marvell Technology Group Ltd.*	8,716	135,534
Micron Technology, Inc.*	12,593	144,316
Netlogic Microsystems, Inc.*	4,051	170,223
Novellus Systems, Inc.*	4,407	163,632

		1,637,132
Software 6.3%
BMC Software, Inc.*	2,528	125,743
Check Point Software Technologies Ltd.* (a)	3,950	201,647
Concur Technologies, Inc.* (a)	5,177	287,065
MICROS Systems, Inc.*	4,205	207,853
Red Hat, Inc.*	5,857	265,849
Rovi Corp.* (a)	4,391	235,577
Salesforce.com, Inc.* (a)	3,027	404,347

		1,728,081
Materials 5.8%
Chemicals 1.6%
Scotts Miracle-Gro Co. "A"	3,038	175,748
Solutia, Inc.*	10,465	265,811

		441,559
Containers & Packaging 0.8%
Crown Holdings, Inc.*	5,711	220,330
Metals & Mining 2.7%
Cliffs Natural Resources, Inc.	3,194	313,906
Molycorp, Inc.* (a)	3,231	193,925
Thompson Creek Metals Co., Inc.*	19,169	240,379

		748,210
Paper & Forest Products 0.7%
Schweitzer-Mauduit International, Inc.	3,586	181,488
Telecommunication Services 2.0%
Wireless Telecommunication Services
American Tower Corp. "A"*	4,748	246,041
MetroPCS Communications, Inc.*	18,277	296,819

		542,860

Total Common Stocks (Cost $17,524,957)		27,043,625
Securities Lending Collateral 20.5%
Daily Assets Fund Institutional, 0.22% (b) (c) (Cost $5,648,796)	5,648,796	5,648,796
Cash Equivalents 2.2%
Central Cash Management Fund, 0.17% (b) (Cost $619,824)	619,824	619,824

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $23,793,577) †	120.6	33,312,245
Other Assets and Liabilities, Net	(20.6)	(5,700,243)

Net Assets	100.0	27,612,002

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $23,890,691.  At March 31, 2011, net unrealized appreciation for all securities based on tax cost was $9,421,554.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,569,095 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $147,541.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2011 amounted to $5,553,501 which is 20.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$27,043,625	$—	$—	$27,043,625
Short-Term Investments(d)	6,268,620	—	—	6,268,620
Total	$33,312,245	$—	$—	$33,312,245

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2011 (Unaudited)

DWS Money Market VIP
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 12.7%
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.38%, 5/16/2011	2,000,000	2,000,000
BNP Paribas, 0.55%, 5/13/2011	750,000	750,035
Dexia Credit Local, 144A, 2.375%, 9/23/2011	665,000	670,604
International Finance Corp., 3.0%, 11/15/2011	500,000	508,074
Kommuninvest I Sverige, 0.55%, 4/19/2011	1,000,000	1,000,104
Mitsubishi UFJ Trust & Banking Corp., 0.33%, 5/20/2011	1,200,000	1,200,000
Mizuho Corporate Bank Ltd., 0.31%, 5/3/2011	1,000,000	1,000,000
Natixis, 0.26%, 4/25/2011	1,300,000	1,300,000
Nordea Bank Finland PLC:
0.27%, 6/28/2011	1,000,000	1,000,000
0.28%, 4/14/2011	1,000,000	999,998
0.28%, 7/5/2011	1,250,000	1,250,016
0.44%, 6/30/2011	1,000,000	1,000,075
Skandinaviska Enskilda Banken AB:
0.29%, 4/5/2011	1,000,000	1,000,000
0.3%, 5/3/2011	3,000,000	3,000,000
0.31%, 5/27/2011	1,500,000	1,500,000
Societe Generale:
0.35%, 5/16/2011	3,000,000	3,000,000
0.41%, 4/26/2011	900,000	900,000
Sumitomo Mitsui Banking Corp.:
0.25%, 4/8/2011	1,000,000	1,000,000
0.28%, 6/1/2011	2,000,000	2,000,000
0.3%, 5/3/2011	1,000,000	1,000,000
Svenska Handelsbanken AB, 0.275%, 6/23/2011	750,000	750,004

Total Certificates of Deposit and Bank Notes (Cost $26,828,910)		26,828,910
Commercial Paper 29.3%
Issued at Discount **
Archer-Daniels-Midland Co., 0.25%, 4/11/2011	800,000	799,944
Argento Variable Funding:
144A, 0.31%, 6/20/2011	1,500,000	1,498,967
144A, 0.319%, 5/3/2011	1,500,000	1,499,573
Barclays Bank PLC, 0.319%, 5/26/2011	1,000,000	999,526
Caisse D’Amortissement de la Dette Sociale:
0.27%, 5/31/2011	1,000,000	999,550
0.28%, 4/26/2011	1,750,000	1,749,660
0.28%, 6/1/2011	1,500,000	1,499,288
0.29%, 5/31/2011	1,800,000	1,799,130
Eksportfinans AS, 0.19%, 4/4/2011	1,000,000	999,984
ENI Coordination Center SA, 0.3%, 5/26/2011	1,200,000	1,199,450
Google, Inc., 0.4%, 9/16/2011	800,000	798,507
Johnson & Johnson:
144A, 0.18%, 6/3/2011	1,000,000	999,685
144A, 0.19%, 8/22/2011	1,500,000	1,498,868
144A, 0.22%, 4/7/2011	1,750,000	1,749,936
Kells Funding LLC:
144A, 0.36%, 5/17/2011	2,000,000	1,999,080
144A, 0.37%, 6/17/2011	1,000,000	999,209
144A, 0.39%, 7/5/2011	850,000	849,125
144A, 0.39%, 9/6/2011	1,750,000	1,747,005
144A, 0.4%, 7/1/2011	650,000	649,343
LMA Americas LLC, 144A, 0.26%, 4/26/2011	1,600,000	1,599,711
Market Street Funding LLC, 144A, 0.27%, 5/16/2011	1,000,000	999,662
Nieuw Amsterdam Receivables Corp., 144A, 0.25%, 5/6/2011	2,000,000	1,999,514
NRW.Bank:
0.28%, 6/13/2011	1,000,000	999,432
0.29%, 4/5/2011	1,000,000	999,968
0.3%, 5/2/2011	2,000,000	1,999,483
0.3%, 5/3/2011	2,200,000	2,199,413
0.3%, 5/23/2011	1,000,000	999,567
Procter & Gamble Co.:
0.19%, 6/3/2011	1,000,000	999,667
0.2%, 4/8/2011	1,500,000	1,499,942
Romulus Funding Corp., 144A, 0.43%, 4/20/2011	1,500,000	1,499,660
Scaldis Capital LLC:
0.27%, 4/19/2011	1,500,000	1,499,797
0.29%, 4/4/2011	2,000,000	1,999,952
0.32%, 5/16/2011	1,000,000	999,600
Shell International Finance BV, 0.4%, 5/2/2011	800,000	799,724
Skandinaviska Enskilda Banken AB, 0.3%, 5/6/2011	1,200,000	1,199,650
Standard Chartered Bank, 0.29%, 5/24/2011	1,600,000	1,599,317
State Street Corp., 0.23%, 4/20/2011	1,500,000	1,499,818
Swedbank AB:
0.285%, 5/23/2011	850,000	849,650
0.3%, 5/13/2011	2,500,000	2,499,125
0.35%, 4/12/2011	1,700,000	1,699,818
Swedish Housing Finance Corp.:
144A, 0.39%, 6/9/2011	1,000,000	999,252
144A, 0.4%, 6/23/2011	2,000,000	1,998,156
Total Capital Canada Ltd., 144A, 0.31%, 9/15/2011	800,000	798,850
Wal-Mart Stores, Inc.:
0.16%, 4/25/2011	2,000,000	1,999,787
0.18%, 4/18/2011	1,250,000	1,249,894

Total Commercial Paper (Cost $61,824,239)		61,824,239
Short Term Notes * 22.9%
Abbey National Treasury Services PLC, 0.53%, 11/2/2011	1,000,000	1,000,000
Australia & New Zealand Banking Group Ltd., 144A, 0.37%, 1/20/2012	1,200,000	1,200,000
Bank of Nova Scotia:
0.26%, 8/25/2011	1,400,000	1,400,000
0.31%, 9/12/2011	800,000	800,000
0.39%, 12/8/2011	800,000	800,000
Barclays Bank PLC:
0.573%, 7/19/2011	2,000,000	2,000,000
0.653%, 4/21/2011	2,200,000	2,200,000
BNP Paribas, 0.553%, 4/26/2011	1,800,000	1,800,000
Canadian Imperial Bank of Commerce:
0.22%, 5/12/2011	1,400,000	1,400,000
0.23%, 4/26/2011	1,000,000	1,000,000
0.4%, 4/26/2011	2,000,000	2,000,000
Commonwealth Bank of Australia, 144A, 0.358%, 2/3/2012	1,000,000	1,000,000
Credit Suisse, 0.23%, 6/3/2011	2,000,000	2,000,000
DnB NOR Bank ASA, 144A, 0.283%, 4/26/2011	1,500,000	1,500,000
JPMorgan Chase Bank NA, 0.248%, 5/31/2011	1,300,000	1,300,000
Kells Funding LLC:
144A, 0.355%, 8/15/2011	1,200,000	1,200,000
144A, 0.383%, 2/24/2012	1,750,000	1,750,000
144A, 0.401%, 12/1/2011	1,000,000	1,000,000
National Australia Bank Ltd., 0.318%, 6/10/2011	1,500,000	1,500,000
Nordea Bank Finland PLC:
0.603%, 10/14/2011	2,000,000	2,003,137
0.603%, 10/20/2011	2,000,000	2,003,244
Rabobank Nederland NV:
0.338%, 1/10/2012	750,000	750,000
144A, 0.458%, 9/28/2011	1,000,000	1,000,737
144A, 2.052%, 4/7/2011	4,000,000	4,000,000
Royal Bank of Canada, 0.35%, 8/12/2011	1,200,000	1,200,000
Societe Generale:
0.36%, 4/21/2011	900,000	900,000
0.36%, 5/19/2011	2,200,000	2,200,000
Westpac Banking Corp.:
0.303%, 4/14/2011	1,800,000	1,800,000
0.31%, 10/12/2011	1,000,000	1,000,000
0.311%, 6/1/2011	2,000,000	2,000,000
144A, 0.324%, 10/28/2011	1,000,000	1,000,133
0.4%, 1/10/2012	1,500,000	1,500,000

Total Short Term Notes (Cost $48,207,251)		48,207,251
Government & Agency Obligations 13.7%
Foreign Government Obligations 0.5%
Kingdom of Denmark, 2.75%, 11/15/2011	1,000,000	1,014,381
Other Government Related (a) 2.1%
European Investment Bank:
0.24%, 6/28/2011	1,500,000	1,499,120
2.625%, 5/16/2011	750,000	752,131
2.625%, 11/15/2011	2,100,000	2,129,467

		4,380,718
US Government Sponsored Agencies 5.1%
Federal Farm Credit Bank:
0.241% *, 11/2/2011	750,000	749,978
0.319% **, 12/16/2011	800,000	798,158
Federal Home Loan Bank:
0.24%, 10/28/2011	1,800,000	1,799,338
0.25%, 10/28/2011	750,000	749,964
0.268% **, 9/12/2011	2,500,000	2,496,925
0.54%, 5/24/2011	1,100,000	1,100,013
Federal National Mortgage Association:
0.148% *, 7/27/2011	1,200,000	1,199,746
0.183% **, 6/16/2011	1,200,000	1,199,531
4.68%, 6/15/2011	750,000	756,794

		10,850,447
US Treasury Obligations 6.0%
US Treasury Bill, 0.217% **, 10/20/2011	1,000,000	998,780
US Treasury Notes:
0.875%, 5/31/2011	800,000	800,914
1.0%, 9/30/2011	2,000,000	2,007,223
1.0%, 10/31/2011	1,000,000	1,004,389
1.125%, 6/30/2011	2,500,000	2,504,313
1.125%, 12/15/2011	1,200,000	1,206,942
4.625%, 8/31/2011	1,800,000	1,832,532
4.625%, 10/31/2011	1,500,000	1,537,937
5.125%, 6/30/2011	650,000	657,892

		12,550,922

Total Government & Agency Obligations (Cost $28,796,468)		28,796,468
Repurchase Agreements 22.1%
JP Morgan Securities, Inc., 0.09%, dated 3/31/2011, to be repurchased at $21,225,095 on 4/1/2011 (b)	21,225,042	21,225,042
JP Morgan Securities, Inc., 0.15%, dated 3/31/2011, to be repurchased at $9,000,038 on 4/1/2011 (c)	9,000,000	9,000,000
Merrill Lynch & Co., Inc., 0.18%, dated 3/31/2011, to be repurchased at $16,439,825 on 4/1/2011 (d)	16,439,743	16,439,743

Total Repurchase Agreements (Cost $46,664,785)		46,664,785

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $212,321,653) †	100.7	212,321,653
Other Assets and Liabilities, Net	(0.7)	(1,579,520)

Net Assets	100.0	210,742,133

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of March 31, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $212,321,653.
(a)	Government-backed debt issued by financial companies or government sponsored enterprises.
(b)	Collateralized by $70,120,000 US Treasury STRIPS, maturing on 2/15/2036 with a value of $21,650,952.
(c)	Collateralized by $8,655,000 Federal Home Loan Mortgage Corp., 4.5%, maturing on 7/15/2018 with a value of $9,212,623.
(d)	Collateralized by $16,099,664 Federal National Mortgage Association, 2.0%, maturing on 4/1/2036 with a value of $16,727,050.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31,2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(e)	$—	$165,656,868	$—	$165,656,868
Repurchase Agreements	—	46,664,785	—	46,664,785
Total	$—	$212,321,653	$—	$212,321,653

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.
(e)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2011 (Unaudited)

DWS Small Cap Growth VIP
(Effective April 29, 2011, the Fund was renamed DWS Small Mid Cap Growth VIP)
	Shares	Value ($)
Common Stocks 97.8%
Consumer Discretionary 15.4%
Auto Components 0.9%
Gentex Corp.	30,081	909,950
Hotels Restaurants & Leisure 1.8%
Buffalo Wild Wings, Inc.*	20,576	1,119,952
Red Robin Gourmet Burgers, Inc.*	25,171	677,100

		1,797,052
Internet & Catalog Retail 0.8%
Shutterfly, Inc.*	16,471	862,422
Media 1.5%
Cinemark Holdings, Inc.	76,565	1,481,533
Specialty Retail 7.6%
Advance Auto Parts, Inc.	21,445	1,407,221
Children's Place Retail Stores, Inc.*	25,364	1,263,888
DSW, Inc. "A"*	42,630	1,703,495
Guess?, Inc.	34,290	1,349,312
hhgregg, Inc.*	53,019	709,924
Ulta Salon, Cosmetics & Fragrance, Inc.*	24,957	1,201,180

		7,635,020
Textiles, Apparel & Luxury Goods 2.8%
Carter's, Inc.*	24,602	704,355
Deckers Outdoor Corp.*	13,550	1,167,333
True Religion Apparel, Inc.*	42,573	999,188

		2,870,876
Consumer Staples 2.8%
Food Products
Diamond Foods, Inc.	26,512	1,479,370
Green Mountain Coffee Roasters, Inc.*	20,319	1,312,810

		2,792,180
Energy 8.3%
Energy Equipment & Services 2.5%
Complete Production Services, Inc.*	39,011	1,240,940
Dril-Quip, Inc.*	16,646	1,315,533

		2,556,473
Oil, Gas & Consumable Fuels 5.8%
Approach Resources, Inc.*	24,565	825,384
Carrizo Oil & Gas, Inc.*	32,535	1,201,518
Clean Energy Fuels Corp.*	40,443	662,456
Cloud Peak Energy, Inc.*	38,146	823,572
Northern Oil & Gas, Inc.*	38,476	1,027,309
Rosetta Resources, Inc.*	27,079	1,287,336

		5,827,575
Financials 5.9%
Capital Markets 1.4%
Stifel Financial Corp.*	19,485	1,398,828
Commercial Banks 0.9%
Prosperity Bancshares, Inc.	21,781	931,574
Consumer Finance 1.8%
Dollar Financial Corp.*	88,211	1,830,378
Diversified Financial Services 1.8%
Portfolio Recovery Associates, Inc.*	20,975	1,785,602
Health Care 19.3%
Biotechnology 2.9%
Halozyme Therapeutics, Inc.*	115,499	774,998
ImmunoGen, Inc.*	71,411	647,698
Onyx Pharmaceuticals, Inc.*	13,671	480,946
Regeneron Pharmaceuticals, Inc.*	21,622	971,693

		2,875,335
Health Care Equipment & Supplies 5.4%
Accuray, Inc.*	96,094	867,729
American Medical Systems Holdings, Inc.*	35,948	777,915
Kinetic Concepts, Inc.*	25,799	1,403,982
Merit Medical Systems, Inc.*	34,530	677,479
NxStage Medical, Inc.*	20,799	457,162
Synovis Life Technologies, Inc.*	19,569	375,333
Thoratec Corp.*	35,379	917,377

		5,476,977
Health Care Providers & Services 3.7%
Centene Corp.*	35,250	1,162,545
ExamWorks Group, Inc.*	47,363	1,052,879
Gentiva Health Services, Inc.*	18,143	508,548
Universal American Financial Corp.	43,660	1,000,251

		3,724,223
Health Care Technology 1.9%
SXC Health Solutions Corp.*	34,385	1,884,298
Life Sciences Tools & Services 0.4%
QIAGEN NV*	22,027	441,641
Pharmaceuticals 5.0%
Auxilium Pharmaceuticals, Inc.*	33,400	717,098
Flamel Technologies SA (ADR)*	58,745	353,057
Pacira Pharmaceuticals, Inc.*	55,968	397,373
Par Pharmaceutical Companies, Inc.*	28,194	876,269
Questcor Pharmaceuticals, Inc.*	159,143	2,293,251
VIVUS, Inc.*	66,347	410,688

		5,047,736
Industrials 15.2%
Aerospace & Defense 2.3%
AAR Corp.*	37,515	1,039,916
BE Aerospace, Inc.*	36,141	1,284,089

		2,324,005
Commercial Services & Supplies 0.8%
EnerNOC, Inc.*	42,237	807,149
Construction & Engineering 1.0%
MYR Group, Inc.*	42,779	1,023,274
Electrical Equipment 1.4%
General Cable Corp.*	33,082	1,432,451
Machinery 6.2%
Altra Holdings, Inc.*	38,019	898,009
Ampco-Pittsburgh Corp.	19,369	534,197
Columbus McKinnon Corp.*	31,215	576,229
RBC Bearings, Inc.*	26,566	1,015,618
Sauer-Danfoss, Inc.*	32,250	1,642,492
Terex Corp.*	42,890	1,588,646

		6,255,191
Professional Services 1.3%
TrueBlue, Inc.*	78,289	1,314,472
Road & Rail 1.1%
Genesee & Wyoming, Inc. "A"*	18,499	1,076,642
Trading Companies & Distributors 1.1%
United Rentals, Inc.*	32,253	1,073,380
Information Technology 26.5%
Communications Equipment 3.5%
Aruba Networks, Inc.*	26,764	905,694
Comverse Technology, Inc.*	76,927	577,722
Polycom, Inc.*	12,696	658,287
Riverbed Technology, Inc.*	22,937	863,578
Sandvine Corp.*	17,447	44,090
Sycamore Networks, Inc.	18,397	449,439

		3,498,810
Electronic Equipment, Instruments & Components 2.8%
Cognex Corp.	27,846	786,650
Coherent, Inc.*	22,104	1,284,463
Itron, Inc.*	13,587	766,850

		2,837,963
Internet Software & Services 2.1%
Digital River, Inc.*	20,940	783,784
MercadoLibre, Inc.	9,632	786,260
NIC, Inc.	49,095	611,724

		2,181,768
IT Services 5.9%
Cardtronics, Inc.*	46,482	945,909
FleetCor Technologies, Inc.*	24,036	785,016
Forrester Research, Inc.	35,500	1,359,295
iGATE Corp.	52,980	994,434
Syntel, Inc.	20,070	1,048,256
Telvent GIT SA*	27,342	795,926

		5,928,836
Semiconductors & Semiconductor Equipment 4.2%
Cavium Networks, Inc.*	31,042	1,394,717
Netlogic Microsystems, Inc.*	31,245	1,312,915
Novellus Systems, Inc.*	21,429	795,659
TriQuint Semiconductor, Inc.*	55,405	715,278

		4,218,569
Software 8.0%
CommVault Systems, Inc.*	20,496	817,380
Compuware Corp.*	67,004	773,896
Concur Technologies, Inc.*	21,049	1,167,167
NICE Systems Ltd. (ADR)*	25,744	950,983
OPNET Technologies, Inc.	17,736	691,527
QLIK Technologies, Inc.*	25,028	650,728
Taleo Corp. "A"*	33,670	1,200,336
TiVo, Inc.*	30,084	263,536
Ultimate Software Group, Inc.*	14,686	862,803
VanceInfo Technologies, Inc. (ADR)*	20,596	646,920

		8,025,276
Materials 4.4%
Chemicals 1.8%
Solutia, Inc.*	40,071	1,017,803
STR Holdings, Inc.*	39,831	763,959

		1,781,762
Metals & Mining 2.0%
Molycorp, Inc.*	16,222	973,644
Thompson Creek Metals Co., Inc.*	79,467	996,516

		1,970,160
Paper & Forest Products 0.6%
Schweitzer-Mauduit International, Inc.	12,934	654,590

Total Common Stocks (Cost $67,705,372)		98,533,971
Cash Equivalents 2.8%
Central Cash Management Fund, 0.17% (a) (Cost $2,769,932)	2,769,932	2,769,932

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $70,475,304) †	100.6	101,303,903
Other Assets and Liabilities, Net	(0.6)	(603,593)

Net Assets	100.0	100,700,310

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $70,879,693.  At March 31, 2011, net unrealized appreciation for all securities based on tax cost was $30,424,210.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $31,868,028 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,443,818.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(b)	$98,533,971	$—	$—	$98,533,971
Short-Term Investments	2,769,932	—	—	2,769,932
Total	$101,303,903	$—	$—	$101,303,903

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.
(b)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2011 (Unaudited)

DWS Strategic Income VIP
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 67.8%
Consumer Discretionary 9.3%
AMC Entertainment, Inc., 8.0%, 3/1/2014		105,000	106,181
American Achievement Corp., 144A, 10.875%, 4/15/2016		45,000	44,213
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		65,000	66,300
144A, 8.375%, 11/15/2020		80,000	83,200
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		95,000	99,512
9.625%, 3/15/2018		45,000	49,725
Beazer Homes USA, Inc., 144A, 9.125%, 5/15/2019		50,000	50,562
Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014		75,000	76,875
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		95,000	100,225
Burlington Coat Factory Warehouse Corp., 144A, 10.0%, 2/15/2019		80,000	77,600
Cablevision Systems Corp.:
7.75%, 4/15/2018		10,000	10,800
8.0%, 4/15/2020		10,000	10,900
Caeser's Entertainment Operating Co., Inc.:
10.0%, 12/15/2018		135,000	123,187
11.25%, 6/1/2017		240,000	272,700
144A, 12.75%, 4/15/2018		55,000	55,550
CanWest LP, 144A, 9.25%, 8/1/2015 **		50,000	8,500
Carnival Corp., 6.65%, 1/15/2028		285,000	291,637
Carrols Corp., 9.0%, 1/15/2013		30,000	30,075
CCO Holdings LLC:
7.0%, 1/15/2019		20,000	20,500
7.25%, 10/30/2017		90,000	94,050
7.875%, 4/30/2018		40,000	42,500
8.125%, 4/30/2020		25,000	27,188
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		270,000	281,475
Claire's Stores, Inc.:
144A, 8.875%, 3/15/2019		60,000	57,300
9.625%, 6/1/2015 (PIK)		20,000	19,308
Clear Channel Communications, Inc., 144A, 9.0%, 3/1/2021		25,000	24,938
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		15,000	16,388
Series B, 9.25%, 12/15/2017		25,000	27,406
DineEquity, Inc., 144A, 9.5%, 10/30/2018		180,000	195,300
DIRECTV Holdings LLC, 6.375%, 3/1/2041		290,000	291,759
DISH DBS Corp.:
6.625%, 10/1/2014		65,000	68,819
7.125%, 2/1/2016		155,000	165,462
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		65,000	325
Ford Motor Co., 7.45%, 7/16/2031		65,000	70,370
General Electric Co., 144A, 4.375%, 4/1/2021		145,000	138,822
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		25,000	28,000
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		55,000	56,100
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		65,000	82,956
Hertz Corp.:
144A, 6.75%, 4/15/2019		115,000	113,994
144A, 7.5%, 10/15/2018		155,000	160,425
8.875%, 1/1/2014		105,000	107,625
Hyundai Motor Manufacturing Czech, 144A, 4.5%, 4/15/2015		145,000	148,587
Kabel BW Erste Beteiligungs GmbH, 144A, 7.5%, 3/15/2019		150,000	153,750
Lear Corp.:
7.875%, 3/15/2018		40,000	43,500
8.125%, 3/15/2020		40,000	44,000
Limited Brands, Inc., 7.0%, 5/1/2020		20,000	21,175
Macy's Retail Holdings, Inc., 8.375%, 7/15/2015		10,000	11,625
Mediacom Broadband LLC, 8.5%, 10/15/2015		110,000	114,125
Mediacom LLC, 9.125%, 8/15/2019		30,000	32,100
MGM Resorts International:
7.625%, 1/15/2017		35,000	33,031
9.0%, 3/15/2020		65,000	71,256
144A, 10.0%, 11/1/2016		75,000	78,937
10.375%, 5/15/2014		45,000	51,525
11.125%, 11/15/2017		50,000	57,250
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		25,000	25,500
Needle Merger Sub Corp., 144A, 8.125%, 3/15/2019		50,000	50,500
Neiman Marcus Group, Inc., 10.375%, 10/15/2015		25,000	26,344
Norcraft Holdings LP, 9.75%, 9/1/2012		71,000	70,290
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		75,000	76,687
Penske Automotive Group, Inc., 7.75%, 12/15/2016		175,000	180,906
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		60,000	64,200
Phillips-Van Heusen Corp., 7.375%, 5/15/2020		25,000	26,438
Regal Entertainment Group, 9.125%, 8/15/2018		35,000	37,450
Sabre Holdings Corp., 8.35%, 3/15/2016		160,000	154,400
Sears Holdings Corp., 144A, 6.625%, 10/15/2018		60,000	58,200
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		40,000	42,300
144A, 7.804%, 10/1/2020		70,000	69,210
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		50,000	53,937
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		55,000	61,875
Sonic Automotive, Inc.:
5.0%, 10/1/2029		25,000	32,844
Series B, 9.0%, 3/15/2018		95,000	100,937
Standard Pacific Corp.:
8.375%, 5/15/2018		35,000	36,356
144A, 8.375%, 5/15/2018		65,000	67,519
10.75%, 9/15/2016		80,000	93,200
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		35,000	36,663
Travelport LLC:
4.936% ***, 9/1/2014		45,000	40,781
9.0%, 3/1/2016		65,000	60,369
9.875%, 9/1/2014		45,000	43,819
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		200,000	210,500
Univision Communications, Inc., 144A, 7.875%, 11/1/2020		25,000	26,438
UPC Holding BV, 144A, 9.75%, 4/15/2018	EUR	100,000	151,640
Valassis Communications, Inc., 144A, 6.625%, 2/1/2021		30,000	29,138
Visant Corp., 10.0%, 10/1/2017		80,000	86,400
Visteon Corp., 144A, 6.75%, 4/15/2019 (b)		75,000	75,000
Wyndham Worldwide Corp., 5.75%, 2/1/2018		210,000	217,592
Wynn Las Vegas LLC, 7.75%, 8/15/2020		50,000	53,000

			6,870,046
Consumer Staples 2.8%
Alliance One International, Inc., 10.0%, 7/15/2016		25,000	25,344
Altria Group, Inc., 9.95%, 11/10/2038		145,000	202,245
B&G Foods, Inc., 7.625%, 1/15/2018		25,000	26,938
Blue Merger Sub, Inc., 144A, 7.625%, 2/15/2019		130,000	131,787
Bumble Bee Holdco SCA, 144A, 9.625%, 3/15/2018 (PIK)		75,000	69,937
C&S Group Enterprises LLC, 144A, 8.375%, 5/1/2017		30,000	30,713
Central Garden & Pet Co., 8.25%, 3/1/2018		35,000	36,662
Darling International, Inc., 144A, 8.5%, 12/15/2018		80,000	87,000
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		35,000	37,144
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		85,000	85,744
General Nutrition Centers, Inc., 5.75% ***, 3/15/2014 (PIK)		40,000	40,000
NBTY, Inc., 144A, 9.0%, 10/1/2018		25,000	27,125
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		223,000	215,474
Pilgrim's Pride Corp., 144A, 7.875%, 12/15/2018		130,000	126,100
Reynolds American, Inc., 6.75%, 6/15/2017		200,000	228,710
Rite Aid Corp.:
7.5%, 3/1/2017		60,000	60,000
8.0%, 8/15/2020		100,000	105,875
Smithfield Foods, Inc.:
7.75%, 7/1/2017		220,000	236,500
10.0%, 7/15/2014		85,000	100,087
Stater Bros. Holdings, Inc., 144A, 7.375%, 11/15/2018		30,000	31,125
SUPERVALU, Inc., 8.0%, 5/1/2016		35,000	35,000
TreeHouse Foods, Inc., 7.75%, 3/1/2018		25,000	26,938
US Foodservice:
144A, 10.25%, 6/30/2015 (PIK)		60,000	63,075
144A, 10.25%, 6/30/2015		35,000	36,794

			2,066,317
Energy 7.1%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014		55,000	56,169
Anadarko Petroleum Corp., 6.375%, 9/15/2017		215,000	236,649
Arch Coal, Inc., 7.25%, 10/1/2020		20,000	21,450
Belden & Blake Corp., 8.75%, 7/15/2012		310,000	310,000
Berry Petroleum Co., 6.75%, 11/1/2020		90,000	92,812
Bill Barrett Corp., 9.875%, 7/15/2016		40,000	45,000
BreitBurn Energy Partners LP, 8.625%, 10/15/2020		50,000	52,375
Bristow Group, Inc., 7.5%, 9/15/2017		70,000	73,587
Chaparral Energy, Inc., 144A, 8.25%, 9/1/2021		115,000	118,450
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		105,000	122,325
Colorado Interstate Gas Co., 6.8%, 11/15/2015		30,000	34,482
CONSOL Energy, Inc.:
144A, 6.375%, 3/1/2021		15,000	15,019
8.0%, 4/1/2017		115,000	125,925
8.25%, 4/1/2020		60,000	66,525
Continental Resources, Inc.:
7.125%, 4/1/2021		30,000	31,875
7.375%, 10/1/2020		35,000	37,625
8.25%, 10/1/2019		20,000	22,125
Crestwood Midstream Partners LP, 144A, 7.75%, 4/1/2019 (b)		160,000	161,200
Crosstex Energy LP, 8.875%, 2/15/2018		55,000	59,950
Dresser-Rand Group, Inc., 144A, 6.5%, 5/1/2021		75,000	77,344
El Paso Corp., 7.25%, 6/1/2018		55,000	61,821
Energy Transfer Equity LP, 7.5%, 10/15/2020		35,000	38,063
Frontier Oil Corp., 6.875%, 11/15/2018		55,000	57,338
Genesis Energy LP, 144A, 7.875%, 12/15/2018		65,000	65,650
Global Geophysical Services, Inc., 10.5%, 5/1/2017		130,000	139,750
Harvest Operations Corp., 144A, 6.875%, 10/1/2017		25,000	25,938
Holly Energy Partners LP, 144A, 8.25%, 3/15/2018		55,000	58,575
Inergy LP:
144A, 6.875%, 8/1/2021		10,000	10,425
144A, 7.0%, 10/1/2018		60,000	62,400
KazMunayGaz National Co., 144A, 6.375%, 4/9/2021		200,000	207,000
Linn Energy LLC:
144A, 7.75%, 2/1/2021		60,000	64,050
8.625%, 4/15/2020		55,000	61,050
Marathon Petroleum Corp., 144A, 5.125%, 3/1/2021		120,000	120,958
MEG Energy Corp., 144A, 6.5%, 3/15/2021		40,000	40,650
Newfield Exploration Co., 7.125%, 5/15/2018		90,000	96,750
Nexen, Inc., 5.875%, 3/10/2035		75,000	71,189
Niska Gas Storage US LLC, 8.875%, 3/15/2018		55,000	59,813
Oasis Petroleum, Inc., 144A, 7.25%, 2/1/2019		20,000	20,250
Petrohawk Energy Corp.:
144A, 7.25%, 8/15/2018		75,000	77,250
7.25%, 8/15/2018		50,000	51,500
7.875%, 6/1/2015		30,000	31,800
Plains All American Pipeline LP, 5.0%, 2/1/2021		170,000	170,505
Plains Exploration & Production Co.:
7.0%, 3/15/2017		60,000	61,950
7.625%, 6/1/2018		110,000	117,700
8.625%, 10/15/2019		55,000	61,188
Quicksilver Resources, Inc., 11.75%, 1/1/2016		15,000	17,475
Range Resources Corp., 6.75%, 8/1/2020		20,000	21,300
Regency Energy Partners LP:
6.875%, 12/1/2018		35,000	37,275
9.375%, 6/1/2016		115,000	130,812
Reliance Holdings USA, Inc., 144A, 4.5%, 10/19/2020		250,000	235,528
Sabine Pass LNG LP:
7.25%, 11/30/2013		115,000	117,587
7.5%, 11/30/2016		100,000	102,750
SandRidge Energy, Inc., 144A, 7.5%, 3/15/2021		50,000	51,875
SM Energy Co., 144A, 6.625%, 2/15/2019		30,000	30,788
Southwestern Energy Co., 7.5%, 2/1/2018		85,000	96,369
Stone Energy Corp.:
6.75%, 12/15/2014		95,000	94,525
8.625%, 2/1/2017		25,000	26,063
Transocean, Inc., 6.5%, 11/15/2020		215,000	237,046
Valero Energy Corp., 6.125%, 2/1/2020		160,000	173,051
Venoco, Inc., 144A, 8.875%, 2/15/2019		105,000	105,000
Williams Partners LP, 4.125%, 11/15/2020		190,000	180,857

			5,252,751
Financials 18.6%
Akbank T.A.S., 144A, 5.125%, 7/22/2015		145,000	145,551
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		125,000	115,000
Ally Financial, Inc.:
144A, 6.25%, 12/1/2017		95,000	96,781
8.0%, 3/15/2020		115,000	125,206
8.3%, 2/12/2015		35,000	38,369
American International Group, Inc., Series G, 5.6%, 10/18/2016		290,000	300,856
Antero Resources Finance Corp., 9.375%, 12/1/2017		10,000	10,900
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		75,400	45,240
Barclays Bank PLC, 5.14%, 10/14/2020		185,000	175,069
BBVA Bancomer SA, 144A, 6.5%, 3/10/2021		290,000	286,567
BNP Paribas, 3.6%, 2/23/2016		290,000	290,492
BP Capital Markets PLC, 4.5%, 10/1/2020		120,000	119,083
Bumble Bee Acquisition Corp., 144A, 9.0%, 12/15/2017		130,000	135,200
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		120,000	130,800
Case New Holland, Inc., 7.75%, 9/1/2013		45,000	48,994
Chinos Acquisition Corp., 144A, 8.125%, 3/1/2019		70,000	68,688
CIT Group, Inc.:
Series C, 144A, 5.25%, 4/1/2014		275,000	276,724
7.0%, 5/1/2013		60,989	62,132
7.0%, 5/1/2015		105,970	106,897
7.0%, 5/1/2017		355,000	355,444
Citigroup Funding, Inc., 5.0%, 4/7/2013		295,000	295,000
CNA Fianancial Corp., 5.75%, 8/15/2021		75,000	76,786
CPI International Acquisition, Inc., 144A, 8.0%, 2/15/2018		45,000	45,225
Credit Agricole SA, 144A, 3.5%, 4/13/2015		171,000	171,758
Discover Bank, 7.0%, 4/15/2020		145,000	159,529
Dunkin Finance Corp., 144A, 9.625%, 12/1/2018		34,000	34,638
E*TRADE Financial Corp., 7.375%, 9/15/2013		120,000	120,450
Express LLC, 8.75%, 3/1/2018		45,000	48,825
FCE Bank PLC, 9.375%, 1/17/2014	EUR	100,000	158,903
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		225,000	232,312
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		60,000	61,745
7.5%, 8/1/2012		500,000	533,133
9.875%, 8/10/2011		145,000	149,128
GE Capital European Funding, 4.25%, 3/1/2017	EUR	290,000	412,972
General Electric Capital Corp., 5.3%, 2/11/2021		75,000	76,175
Giraffe Acquisition Corp., 144A, 9.125%, 12/1/2018		55,000	53,350
Hartford Financial Services Group, Inc., 5.5%, 3/30/2020		145,000	147,466
HCP, Inc., (REIT), 5.375%, 2/1/2021		143,000	144,413
Health Care REIT, Inc., (REIT), 5.25%, 1/15/2022		290,000	282,942
Hellas Telecommunications Finance SCA, 144A, 8.985% ***, 7/15/2015 (PIK) **	EUR	109,187	93
Hexion US Finance Corp., 8.875%, 2/1/2018		340,000	359,550
Hospitality Properties Trust, (REIT), 7.875%, 8/15/2014		200,000	223,413
Host Hotels & Resorts LP, (REIT), 6.875%, 11/1/2014		165,000	170,775
HSBC Finance Corp., 144A, 6.676%, 1/15/2021		120,000	124,558
Hutchison Whampoa Finance 09 Ltd., 4.75%, 11/14/2016	EUR	150,000	217,391
ICICI Bank Ltd., 144A, 5.0%, 1/15/2016		145,000	146,950
Intergas Finance BV, REG S, 6.875%, 11/4/2011		275,000	283,937
International Finance Corp., 5.75%, 3/16/2015	AUD	285,000	295,910
International Lease Finance Corp.:
144A, 8.875%, 9/15/2015		40,000	44,000
144A, Step-down Coupon, 9.0% to 5/4/2011, 8.75% to 3/15/17		180,000	202,500
Intesa Sanpaolo, 144A, 2.713% ***, 2/24/2014		205,000	207,630
iPayment, Inc., 9.75%, 5/15/2014		45,000	44,775
KeyCorp, 5.1%, 3/24/2021		130,000	129,198
Lincoln National Corp., 7.0%, 6/15/2040		290,000	331,015
Lloyds TSB Bank PLC, 144A, 6.5%, 9/14/2020		215,000	211,368
Macquarie Group Ltd., 144A, 6.25%, 1/14/2021		210,000	212,208
Manulife Financial Corp., 4.9%, 9/17/2020		135,000	132,200
Navios Maritime Acquisition Corp., 8.625%, 11/1/2017		25,000	25,875
Nielsen Finance LLC:
144A, 7.75%, 10/15/2018		25,000	26,813
11.5%, 5/1/2016		13,000	15,308
NII Capital Corp., 7.625%, 4/1/2021		60,000	61,350
Nomura Holdings, Inc., 6.7%, 3/4/2020		90,000	95,867
Nuveen Investments, Inc.:
144A, 10.5%, 11/15/2015		95,000	97,137
10.5%, 11/15/2015		140,000	143,850
Odebrecht Finance Ltd., 144A, 6.0%, 4/5/2023 (b)		145,000	143,550
OMEGA Healthcare Investors, Inc., 144A, (REIT), 6.75%, 10/15/2022		55,000	56,169
Pacific Life Global Funding, 144A, 3.68% ***, 2/6/2016		241,000	243,499
Petrobras International Finance Co., 5.375%, 1/27/2021		290,000	290,875
Pinafore LLC, 144A, 9.0%, 10/1/2018		40,000	43,400
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		70,000	73,150
9.25%, 4/1/2015		35,000	36,531
PNC Bank NA, 6.875%, 4/1/2018		180,000	204,100
Prudential Financial, Inc., 4.5%, 11/15/2020		135,000	132,233
Qtel International Finance Ltd., 144A, 4.75%, 2/16/2021		200,000	186,500
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		13,000	13,488
Reynolds Group Issuer, Inc.:
144A, 6.875%, 2/15/2021		100,000	100,750
144A, 7.125%, 4/15/2019		100,000	102,500
144A, 8.5%, 5/15/2018		195,000	197,437
144A, 9.0%, 4/15/2019		105,000	108,675
Santander US Debt SA Unipersonal, 144A, 3.724%, 1/20/2015		145,000	140,222
Shinhan Bank, 144A, 4.125%, 10/4/2016 (b)		145,000	145,524
SLM Corp., 8.0%, 3/25/2020		25,000	27,250
Societe Generale, 144A, 3.5%, 1/15/2016		145,000	143,104
Susser Holdings LLC, 8.5%, 5/15/2016		30,000	32,475
Telecom Italia Capital SA, 4.95%, 9/30/2014		174,000	181,277
The Goldman Sachs Group, Inc., 6.25%, 2/1/2041		155,000	154,358
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017		50,000	56,750
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		150,000	75
Uncle Acquisition 2010 Corp., 144A, 8.625%, 2/15/2019		20,000	21,000
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		300,000	341,250
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		375,000	409,687
Wells Fargo & Co., 4.6%, 4/1/2021		170,000	168,114
WMG Acquisition Corp., 9.5%, 6/15/2016		45,000	47,588

			13,743,945
Health Care 3.8%
Aviv Healthcare Properties LP, 144A, 7.75%, 2/15/2019		40,000	41,700
Celgene Corp., 3.95%, 10/15/2020		170,000	160,420
Community Health Systems, Inc., 8.875%, 7/15/2015		80,000	84,400
Genzyme Corp., 5.0%, 6/15/2020		155,000	164,611
HCA Holdings, Inc., 144A, 7.75%, 5/15/2021 (c)		105,000	109,462
HCA, Inc.:
7.875%, 2/15/2020		365,000	396,937
8.5%, 4/15/2019		45,000	49,950
9.125%, 11/15/2014		155,000	162,556
9.25%, 11/15/2016		310,000	333,637
9.625%, 11/15/2016 (PIK)		152,000	163,780
IASIS Healthcare LLC, 8.75%, 6/15/2014		95,000	97,019
Laboratory Corp. of America Holdings, 4.625%, 11/15/2020		215,000	215,239
Life Technologies Corp., 6.0%, 3/1/2020		215,000	231,570
Mylan, Inc., 144A, 7.875%, 7/15/2020		15,000	16,313
Quest Diagnostics, Inc., 5.75%, 1/30/2040		145,000	139,660
STHI Holding Corp., 144A, 8.0%, 3/15/2018		60,000	62,100
Valeant Pharmaceuticals International:
144A, 6.75%, 10/1/2017		40,000	39,400
144A, 7.0%, 10/1/2020		65,000	63,050
Vanguard Health Holding Co. II, LLC:
8.0%, 2/1/2018		55,000	56,306
144A, 8.0%, 2/1/2018		45,000	45,956
Vanguard Health Systems, Inc., 144A, Zero Coupon, 2/1/2016		90,000	57,150
Warner Chilcott Co., LLC, 144A, 7.75%, 9/15/2018		75,000	78,563

			2,769,779
Industrials 5.4%
Accuride Corp., 9.5%, 8/1/2018		75,000	83,437
Actuant Corp., 6.875%, 6/15/2017		40,000	41,200
American Airlines, Inc., 144A, 7.5%, 3/15/2016		85,000	84,044
AMGH Merger Sub, Inc., 144A, 9.25%, 11/1/2018		30,000	32,213
ARAMARK Corp., 8.5%, 2/1/2015		20,000	20,850
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		105,000	106,837
BE Aerospace, Inc.:
6.875%, 10/1/2020		35,000	36,225
8.5%, 7/1/2018		105,000	116,287
Belden, Inc.:
7.0%, 3/15/2017		45,000	46,069
9.25%, 6/15/2019		40,000	44,350
Boart Longyear Management Pty Ltd., 144A, 7.0%, 4/1/2021		35,000	35,875
Bombardier, Inc., 144A, 7.75%, 3/15/2020		55,000	59,744
Briggs & Stratton Corp., 6.875%, 12/15/2020		35,000	36,663
Casella Waste Systems, Inc., 144A, 7.75%, 2/15/2019		75,000	75,000
Cenveo Corp.:
8.875%, 2/1/2018		100,000	100,250
144A, 10.5%, 8/15/2016		55,000	55,275
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		215,000	221,450
Clean Harbors, Inc., 7.625%, 8/15/2016		32,000	33,960
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		41,250	28,875
Corrections Corp. of America, 7.75%, 6/1/2017		30,000	32,588
Deluxe Corp., 144A, 7.0%, 3/15/2019		30,000	29,850
DynCorp International, Inc., 144A, 10.375%, 7/1/2017		85,000	92,012
Florida East Coast Railway Corp., 144A, 8.125%, 2/1/2017		40,000	41,750
FTI Consulting, Inc., 144A, 6.75%, 10/1/2020		145,000	146,812
Garda World Security Corp., 144A, 9.75%, 3/15/2017		60,000	64,650
H&E Equipment Services, Inc., 8.375%, 7/15/2016		110,000	115,637
Huntington Ingalls Industries, Inc.:
144A, 6.875%, 3/15/2018		30,000	31,313
144A, 7.125%, 3/15/2021		10,000	10,425
Hutchison Whampoa International 09/19 Ltd., 144A, 5.75%, 9/11/2019		225,000	242,031
Interline Brands, Inc., 7.0%, 11/15/2018		50,000	51,250
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		115,000	119,600
8.0%, 2/1/2018		105,000	114,450
Kansas City Southern Railway Co., 8.0%, 6/1/2015		100,000	108,500
Masco Corp., 7.125%, 3/15/2020		145,000	150,057
Meritor, Inc.:
8.125%, 9/15/2015		55,000	57,200
10.625%, 3/15/2018		60,000	67,500
Navios Maritime Holdings, Inc., 144A, 8.125%, 2/15/2019		135,000	136,012
Oshkosh Corp.:
8.25%, 3/1/2017		10,000	11,000
8.5%, 3/1/2020		25,000	28,031
Owens Corning, Inc., 9.0%, 6/15/2019		217,000	256,464
Ply Gem Industries, Inc.:
144A, 8.25%, 2/15/2018		50,000	51,375
13.125%, 7/15/2014		95,000	104,975
RailAmerica, Inc., 9.25%, 7/1/2017		36,000	39,825
RBS Global, Inc. & Rexnord Corp., 8.5%, 5/1/2018		120,000	129,600
Sitel LLC, 144A, 11.5%, 4/1/2018		95,000	88,469
Spirit AeroSystems, Inc., 6.75%, 12/15/2020		75,000	76,687
SPX Corp., 144A, 6.875%, 9/1/2017		20,000	21,500
Titan International, Inc., 144A, 7.875%, 10/1/2017		160,000	169,600
TransDigm, Inc., 144A, 7.75%, 12/15/2018		65,000	69,794
Tutor Perini Corp., 144A, 7.625%, 11/1/2018		55,000	56,650
USG Corp., 144A, 9.75%, 8/1/2014		45,000	49,275

			4,023,486
Information Technology 3.3%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		70,000	60,200
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		35,000	35,525
Amkor Technology, Inc., 7.375%, 5/1/2018		45,000	46,575
Aspect Software, Inc., 144A, 10.625%, 5/15/2017		60,000	64,200
Avaya, Inc., 144A, 7.0%, 4/1/2019		145,000	141,375
CDW LLC, 11.0%, 10/12/2015		320,000	347,200
CommScope, Inc., 144A, 8.25%, 1/15/2019		85,000	88,825
eAccess Ltd., 144A, 8.25%, 4/1/2018 (b)		60,000	61,575
Equinix, Inc., 8.125%, 3/1/2018		140,000	151,550
Fidelity National Information Services, Inc.:
7.625%, 7/15/2017		20,000	21,675
7.875%, 7/15/2020		25,000	27,313
First Data Corp.:
144A, 7.375%, 6/15/2019 (b)		30,000	30,638
144A, 8.25%, 1/15/2021		240,000	239,400
144A, 8.875%, 8/15/2020		85,000	93,287
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		265,000	290,175
Jabil Circuit, Inc., 7.75%, 7/15/2016		30,000	34,050
L-3 Communications Corp., Series B, 6.375%, 10/15/2015		80,000	82,400
MasTec, Inc., 7.625%, 2/1/2017		65,000	66,625
MEMC Electronic Materials, Inc., 144A, 7.75%, 4/1/2019		40,000	40,950
SunGard Data Systems, Inc.:
144A, 7.375%, 11/15/2018		25,000	25,563
10.25%, 8/15/2015		225,000	236,250
Unisys Corp., 144A, 12.75%, 10/15/2014		53,000	62,937
Vangent, Inc., 9.625%, 2/15/2015		35,000	34,825
Western Union Co., 6.2%, 6/21/2040		145,000	142,298

			2,425,411
Materials 6.5%
Agrium, Inc., 6.125%, 1/15/2041		145,000	150,828
Aleris International, Inc., 144A, 7.625%, 2/15/2018		40,000	40,100
APERAM, 144A, 7.375%, 4/1/2016		150,000	152,625
Appleton Papers, Inc., 11.25%, 12/15/2015		25,000	24,250
ArcelorMittal, 6.125%, 6/1/2018		250,000	264,813
Ashland, Inc., 9.125%, 6/1/2017		55,000	63,113
Ball Corp.:
7.125%, 9/1/2016		30,000	32,813
7.375%, 9/1/2019		25,000	27,063
Berry Plastics Corp.:
9.5%, 5/15/2018		65,000	64,675
144A, 9.75%, 1/15/2021		80,000	79,200
Boise Paper Holdings LLC, 8.0%, 4/1/2020		30,000	32,400
BWAY Parent Co., Inc., 144A, 10.125%, 11/1/2015 (PIK)		40,000	41,200
Celanese US Holdings LLC, 144A, 6.625%, 10/15/2018		35,000	36,050
Clearwater Paper Corp., 144A, 7.125%, 11/1/2018		65,000	68,087
Cliffs Natural Resources, Inc., 6.25%, 10/1/2040		145,000	144,032
Clondalkin Acquisition BV, 144A, 2.31% ***, 12/15/2013		75,000	72,000
Crown Americas LLC:
144A, 6.25%, 2/1/2021		10,000	10,175
7.625%, 5/15/2017		30,000	32,775
Crown European Holdings SA, 144A, 7.125%, 8/15/2018	EUR	50,000	73,517
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		240,000	240,000
Exopack Holding Corp., 11.25%, 2/1/2014		160,000	164,600
FMG Resources August 2006 Pty Ltd., 144A, 7.0%, 11/1/2015		25,000	25,938
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		120,175	108,157
10.0%, 3/31/2015		119,040	110,707
Georgia-Pacific LLC, 144A, 5.4%, 11/1/2020		145,000	143,184
Graham Packaging Co., LP, 8.25%, 10/1/2018		25,000	26,813
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		10,000	10,713
9.5%, 6/15/2017		130,000	144,300
Greif, Inc., 7.75%, 8/1/2019		195,000	213,037
Hexcel Corp., 6.75%, 2/1/2015		93,000	95,092
Huntsman International LLC:
8.625%, 3/15/2020		60,000	65,400
144A, 8.625%, 3/15/2021		25,000	27,250
International Paper Co., 7.95%, 6/15/2018		145,000	174,446
JMC Steel Group, 144A, 8.25%, 3/15/2018		60,000	61,350
Lyondell Chemical Co., 144A, 8.0%, 11/1/2017		100,000	110,250
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		35,000	35,481
Momentive Performance Materials, Inc., 144A, 9.0%, 1/15/2021		230,000	237,762
Nalco Co., 144A, 6.625%, 1/15/2019		45,000	46,294
NewMarket Corp., 7.125%, 12/15/2016		110,000	113,300
Novelis, Inc.:
144A, 8.375%, 12/15/2017		140,000	151,550
144A, 8.75%, 12/15/2020		110,000	121,000
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		110,000	120,587
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		90,000	92,025
Phibro Animal Health Corp., 144A, 9.25%, 7/1/2018		10,000	10,675
Polymer Group, Inc., 144A, 7.75%, 2/1/2019		55,000	56,719
Radnor Holdings Corp., 11.0%, 3/15/2010 **		25,000	3
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		45,000	48,150
Silgan Holdings, Inc., 7.25%, 8/15/2016		50,000	54,250
Solo Cup Co., 10.5%, 11/1/2013		170,000	177,650
Texas Industries, Inc., 9.25%, 8/15/2020		75,000	81,000
United States Steel Corp., 7.375%, 4/1/2020		80,000	83,800
Verso Paper Holdings LLC, 144A, 8.75%, 2/1/2019		25,000	26,000
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		145,000	156,238
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK) **		91,631	33,903

			4,777,340
Telecommunication Services 7.2%
American Tower Corp., 4.5%, 1/15/2018		125,000	122,761
Buccaneer Merger Sub, Inc., 144A, 9.125%, 1/15/2019		25,000	26,500
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017		350,000	381,500
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		55,000	55,413
8.375%, 10/15/2020		180,000	176,850
8.75%, 3/15/2018		170,000	160,437
Clearwire Communications LLC:
144A, 12.0%, 12/1/2015		20,000	21,600
144A, 12.0%, 12/1/2017		75,000	80,156
Cricket Communications, Inc.:
7.75%, 10/15/2020		310,000	312,325
10.0%, 7/15/2015		100,000	109,750
Crown Castle International Corp., 9.0%, 1/15/2015		195,000	214,987
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		100,000	114,500
Digicel Ltd., 144A, 8.25%, 9/1/2017		300,000	318,000
ERC Ireland Preferred Equity Ltd., 144A, 8.093% ***, 2/15/2017 (PIK)	EUR	81,199	4,616
Frontier Communications Corp.:
7.875%, 4/15/2015		10,000	10,775
8.25%, 4/15/2017		70,000	75,600
8.5%, 4/15/2020		90,000	97,538
8.75%, 4/15/2022		10,000	10,825
Hughes Network Systems LLC, 9.5%, 4/15/2014		150,000	154,875
Intelsat Jackson Holdings SA:
144A, 7.25%, 10/15/2020		120,000	120,000
144A, 7.5%, 4/1/2021 (b)		150,000	150,375
11.25%, 6/15/2016		60,000	63,975
Intelsat Luxembourg SA, 11.5%, 2/4/2017 (PIK)		304,218	333,879
Intelsat Subsidiary Holding Co. SA, 8.875%, 1/15/2015		195,000	201,337
iPCS, Inc., 2.429% ***, 5/1/2013		35,000	34,125
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		90,000	89,888
7.875%, 9/1/2018		75,000	80,250
Qwest Communications International, Inc.:
7.125%, 4/1/2018		55,000	59,331
8.0%, 10/1/2015		60,000	66,225
Qwest Corp., 7.5%, 10/1/2014		285,000	325,612
SBA Telecommunications, Inc.:
8.0%, 8/15/2016		35,000	38,106
8.25%, 8/15/2019		25,000	27,625
Sprint Nextel Corp., 8.375%, 8/15/2017		115,000	128,081
Telefonica Emisiones SAU, 6.421%, 6/20/2016		290,000	322,247
Telesat Canada, 11.0%, 11/1/2015		180,000	200,475
Verizon Communications, Inc., 8.95%, 3/1/2039		110,000	149,937
West Corp.:
144A, 7.875%, 1/15/2019		50,000	50,938
144A, 8.625%, 10/1/2018		15,000	15,788
Windstream Corp.:
7.0%, 3/15/2019		60,000	60,450
144A, 7.5%, 4/1/2023		60,000	59,100
144A, 7.75%, 10/15/2020		35,000	35,963
7.875%, 11/1/2017		135,000	144,787
8.125%, 9/1/2018		70,000	74,725

			5,282,227
Utilities 3.8%
AES Corp.:
8.0%, 10/15/2017		10,000	10,750
8.0%, 6/1/2020		175,000	189,000
Calpine Corp.:
144A, 7.5%, 2/15/2021		80,000	82,800
144A, 7.875%, 7/31/2020		95,000	100,937
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		290,000	324,800
Edison Mission Energy, 7.0%, 5/15/2017		125,000	100,313
Energy Future Holdings Corp., Series P, 5.55%, 11/15/2014		60,000	39,300
Ferrellgas LP, 144A, 6.5%, 5/1/2021		20,000	19,400
Korea Gas Corp., 144A, 4.25%, 11/2/2020		185,000	175,159
Majapahit Holding BV, 144A, 8.0%, 8/7/2019		290,000	329,150
NRG Energy, Inc.:
7.375%, 2/1/2016		660,000	683,100
7.375%, 1/15/2017		90,000	93,825
144A, 7.625%, 1/15/2018		90,000	93,375
144A, 8.25%, 9/1/2020		85,000	88,400
San Diego Gas & Electric Co., 6.0%, 6/1/2026		180,000	203,599
Suburban Propane Partners LP, 7.375%, 3/15/2020		15,000	16,050
Toledo Edison Co., 7.25%, 5/1/2020		230,000	271,896

			2,821,854

Total Corporate Bonds (Cost $48,268,481)			50,033,156
Commercial Mortgage-Backed Securities 2.0%
Citigroup Commercial Mortgage Trust, "AMP3", Series 2006-C5, 144A, 5.501%, 10/15/2049		126,955	111,426
CS First Boston Mortgage Securities Corp., "H", Series 2002-CKP1, 144A, 7.426% ***, 12/15/2035		290,000	292,085
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2006-LDP7, 6.061% ***, 4/15/2045		140,000	153,836
LB-UBS Commercial Mortgage Trust:
"A3", Series 2006-C7, 5.347%, 11/15/2038		440,000	465,485
"E", Series 2005-C2, 5.522% ***, 4/15/2040		300,000	259,256
Wachovia Bank Commercial Mortgage Trust, "A4", Series 2005-C22, 5.446% ***, 12/15/2044		140,000	150,572

Total Commercial Mortgage-Backed Securities (Cost $1,411,794)			1,432,660
Collateralized Mortgage Obligations 3.8%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 2.857% ***, 2/25/2034		192,264	173,132
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 3.339% ***, 12/25/2035		249,988	239,426
Citicorp Mortgage Securities, Inc., "1A7", Series 2006-4, 6.0%, 8/25/2036		27,733	27,707
Countrywide Home Loans, "2A5", Series 2004-13, 5.75%, 8/25/2034		176,500	160,870
Federal National Mortgage Association, "BI", Series 2010-13, Interest Only, 5.0%, 12/25/2038		429,917	61,448
Government National Mortgage Association, "XA", Series 2009-118, 5.0%, 12/20/2039		334,907	334,411
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 5.699% ***, 4/25/2036		662,032	596,888
Merrill Lynch Mortgage Investors Trust:
"2A1A", Series 2005-A9, 2.669% ***, 12/25/2035		88,628	87,892
"2A", Series 2003-A6, 3.189% ***, 10/25/2033		129,564	128,010
Morgan Stanley Mortgage Loan Trust, "5A5", Series 2005-4, 5.5%, 8/25/2035		124,935	122,198
Vericrest Opportunity Loan Transferee, "M", Series 2010-NPL1, 144A, 6.0%, 5/25/2039		149,454	146,799
Washington Mutual Mortgage Pass-Through Certificates Trust, "1A1", Series 2005-AR12, 2.725% ***, 10/25/2035		109,743	104,027
Wells Fargo Mortgage-Backed Securities Trust:
2.867% ***, 12/25/2034		496,645	460,068
"A3", Series 2005-4, 5.0%, 4/25/2035		98,798	99,628
"A19", Series 2006-11, 6.0%, 9/25/2036		85,307	85,210

Total Collateralized Mortgage Obligations (Cost $2,751,411)			2,827,714
Government & Agency Obligations 14.1%
Other Government Related (d) 1.6%
Citibank NA, FDIC Guaranteed, 0.341% ***, 5/7/2012		650,000	650,728
International Bank for Reconstruction & Development, 5.25% ***, 4/9/2025		290,000	277,530
JPMorgan Chase & Co., Series 3, FDIC Guaranteed, 0.559% ***, 12/26/2012		232,000	233,266

			1,161,524
Sovereign Bonds 8.5%
Eskom Holdings Ltd., 144A, 5.75%, 1/26/2021		200,000	202,750
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	250,000	173,797
Government of Canada, 4.5%, 6/1/2015	CAD	350,000	389,112
Government of Ukraine, 144A, 7.75%, 9/23/2020		290,000	299,062
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	452	149
Republic of Belarus, 8.95%, 1/26/2018		145,000	126,397
Republic of Croatia, 144A, 6.375%, 3/24/2021		290,000	290,363
Republic of Greece:
4.3%, 3/20/2012	EUR	700,000	904,740
4.5%, 9/20/2037	EUR	1,000,000	771,240
Republic of Lithuania:
144A, 5.125%, 9/14/2017		205,000	205,707
144A, 7.375%, 2/11/2020		195,000	217,091
Republic of Peru, 7.35%, 7/21/2025		285,000	338,722
Republic of South Africa, 6.25%, 3/8/2041		250,000	257,655
Republic of Uruguay:
7.625%, 3/21/2036		60,000	71,700
9.25%, 5/17/2017		105,000	134,400
Republic of Venezuela, 9.25%, 9/15/2027		150,000	110,625
Russian Federation, REG S, 7.5%, 3/31/2030		462,684	539,319
United Kingdom Treasury Bond, 3.75%, 9/7/2019	GBP	750,000	1,221,822

			6,254,651
US Government Sponsored Agency 0.1%
Federal Home Loan Mortgage Corp., 1.125%, 12/15/2011		100,000	100,577
US Treasury Obligations 3.9%
US Treasury Bill, 0.135% ****, 9/15/2011 (e)		143,000	142,894
US Treasury Bonds:
3.875%, 8/15/2040		200,000	178,969
4.25%, 11/15/2040		175,000	167,371
US Treasury Notes:
0.875%, 2/29/2012		2,250,000	2,261,768
3.625%, 2/15/2021		125,000	126,777

			2,877,779

Total Government & Agency Obligations (Cost $10,054,784)			10,394,531
Loan Participations and Assignments 3.5%
Senior Loans*** 2.7%
Buffets, Inc., Letter of Credit, First Lien, 7.557%, 4/22/2015		11,948	9,588
Burger King Corp., Term Loan B, 4.5%, 10/19/2016		85,000	85,000
Charter Communications Operating LLC:
Replacement Term Loan, 2.25%, 3/6/2014		8,727	8,724
Term Loan, 3.56%, 9/6/2016		207,625	208,105
New Term Loan, 7.25%, 3/6/2014		45,365	46,154
Clear Channel Communications, Inc., Term Loan B, 3.896%, 1/28/2016		106,043	93,607
Dunkin' Brands, Inc., Term Loan B, 4.25%, 11/23/2017		70,000	70,518
Ford Motor Co., Term Loan B1, 3.01%, 12/16/2013		182,928	183,089
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.246%, 3/26/2014		160,140	141,546
Letter of Credit, 2.303%, 3/26/2014		9,903	8,753
IASIS Healthcare LLC, Term Loan, 5.554%, 6/13/2014		110,998	109,878
Kabel Deutschland GmbH, Term Loan, 8.272%, 11/19/2014	EUR	94,829	133,663
Nuveen Investments, Inc.:
First Lien Term Loan, 3.307%, 11/13/2014		53,033	51,035
Term Loan, 5.807%, 5/12/2017		61,967	62,245
Pinafore LLC, Term Loan B, 4.25%, 9/29/2016		522,909	525,932
Roundy's Supermarkets, Inc., Second Lien Term Loan, 10.0%, 4/18/2016		65,000	66,016
Syniverse Technologies, Inc., Term Loan B, 5.25%, 12/21/2017		50,000	50,328
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014 **		88,875	62,121
VML US Finance LLC:
Term Delay Draw B, 4.79%, 5/25/2012		18,099	18,129
Term Loan B, 4.79%, 5/27/2013		31,334	31,386

			1,965,817
Sovereign Loans 0.8%
Russian Railways, 5.739%, 4/3/2017		145,000	151,119
VIP Finance Ireland Ltd., 144A, 7.748%, 2/2/2021		290,000	304,500
VTB Bank, 144A, 6.875%, 5/29/2018		145,000	157,499

			613,118

Total Loan Participations and Assignments (Cost $2,496,006)			2,578,935
Municipal Bonds and Notes 0.2%
Illinois, State General Obligation, 4.961%, 3/1/2016 (f) (Cost $170,000)		170,000	170,323
Preferred Securities 0.8%
Financials 0.7%
Capital One Capital VI, 8.875%, 5/15/2040		330,000	347,737
USB Capital XIII Trust, 6.625%, 12/15/2039		145,000	151,796

			499,533
Materials 0.1%
Hercules, Inc., 6.5%, 6/30/2029		95,000	79,919

Total Preferred Securities (Cost $527,158)			579,452

	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $4,000)	4	4,000

	Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	2,318	9,272
Dex One Corp.*	540	2,613
SuperMedia, Inc.*	99	618
Trump Entertainment Resorts, Inc.*	6	109
Vertis Holdings, Inc.*	63	1,118

		13,730
Industrials 0.0%
Congoleum Corp.*	125,000	0
Quad Graphics, Inc.*	69	2,936

		2,936
Materials 0.0%
GEO Specialty Chemicals, Inc.*	2,058	1,749

Total Common Stocks (Cost $280,047)		18,415
Preferred Stock 0.1%
Financials
Ally Financial, Inc., Series G, 144A, 7.0% (Cost $99,895)	110	102,362
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	159	5
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	85	519

Total Warrants (Cost $17,432)		524

	Contracts	Value ($)
Call Options Purchased 0.0%
Floating Rate— LIBOR, Effective Date 5/16/2011, Expiration Date 5/16/2012, Cap Rate 3.0% (Cost $54,460)	14,000,000	1,663

	Shares	Value ($)
Securities Lending Collateral 0.1%
Daily Assets Fund Institutional, 0.22% (g) (h) (Cost $98,370)	98,370	98,370
Cash Equivalents 5.2%
Central Cash Management Fund, 0.17% (g) (Cost $3,798,201)	3,798,201	3,798,201

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $70,032,039) †	97.6	72,040,306
Other Assets and Liabilities, Net	2.4	1,742,723

Net Assets	100.0	73,783,029

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
CanWest LP**	9.25%	8/1/2015	50,000	USD	50,000	8,500
Fontainebleau Las Vegas Holdings LLC**	11.0%	6/15/2015	65,000	USD	65,225	325
Hellas Telecommunications Finance SCA**	8.985%	7/15/2015	109,187	EUR	32,169	93
Radnor Holdings Corp.**	11.0%	3/15/2010	25,000	USD	15,888	3
Tribune Co.**	LIBOR plus 3.0%	6/4/2014	88,875	USD	88,819	62,121
Tropicana Entertainment LLC**	9.625%	12/15/2014	150,000	USD	122,979	75
Wolverine Tube, Inc.**	15.0%	3/31/2012	91,631	USD	91,631	33,903
					466,711	105,020

**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
***
These securities are shown at their current rate as of March 31, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $70,100,544.  At March 31, 2011, net unrealized appreciation for all securities based on tax cost was $1,939,762.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,252,642 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,312,880.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	When-issued security.
(c)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2011 amounted to $93,825 which is 0.1% of net assets.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At March 31, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Taxable issue.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of the income is paid in kind.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
At March 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	6/15/2011	48	5,153,882	(10,573)
10 Year US Treasury Note	USD	6/21/2011	36	4,285,125	(2,460)
2 Year US Treasury Note	USD	6/30/2011	30	6,543,750	2,624
Federal Republic of Germany Euro Bund	EUR	6/8/2011	7	1,136,580	(11,111)
United Kingdom Long Gilt Bond	GBP	6/28/2011	6	1,127,784	12,224
Total net unrealized depreciation					(9,296)

At March 31, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Canadian Government Bond	CAD	6/21/2011	24	2,970,603	33,410
Federal Republic of Germany Euro-Bund	EUR	6/8/2011	8	1,375,024	5,198
United Kingdom Long Gilt Bond	GBP	6/28/2011	31	5,826,884	7,527
Total unrealized appreciation					46,135

At March 31, 2011, open written interest rate options contracts were as follows:

Effective/ Expiration Date	Cash Flows Paid	Contract Amount	Strike Rate (%)	Value ($)	Premiums Received ($)	Unrealized Depreciation ($)
Call Option 5/16/2011 5/16/2012	30-year USD Swap Rate - 10-year USD Swap Rate	29,000,000	0.6	(31,071)	30,740	(331)

At March 31, 2011, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (i)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (j)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

9/21/2009 12/20/2014	290,0001	1.0%	Berkshire Hathaway Finance Corp., 4.625%, 10/15/2013, AA	3,153	(7,340)	10,493
6/21/2010 9/20/2013	70,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	5,523	858	4,665
6/21/2010 9/20/2015	90,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	8,046	(1,604)	9,650
12/20/2010 3/20/2016	290,0004	1.0%	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017, BBB-	(1,879)	(134)	(1,745)
Total net unrealized appreciation					23,063

(i)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
(j)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

At March 31, 2011, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

1/11/2012 1/11/2022	1,250,0005	Fixed — 3.906%	Floating — LIBOR	4,625	—	4,625
10/28/2010 10/28/2025	140,0004	Fixed — 4.154%	Floating — LIBOR	(1,888)	—	(1,888)
11/1/2010 11/1/2025	240,0006	Fixed — 4.154%	Floating — LIBOR	(11,858)	—	(11,858)
11/12/2010 11/12/2025	280,0004	Fixed — 4.312%	Floating — LIBOR	(3,331)	—	(3,331)
11/15/2010 11/15/2025	280,0006	Fixed — 4.613%	Floating — LIBOR	(11,871)	—	(11,871)
11/16/2010 11/16/2025	140,0004	Fixed — 4.614%	Floating — LIBOR	(460)	—	(460)
11/19/2010 11/19/2025	140,0006	Fixed — 4.812%	Floating — LIBOR	(5,347)	—	(5,347)
11/23/2010 11/23/2025	70,0004	Fixed — 4.862%	Floating — LIBOR	187	—	187
Total net unrealized depreciation					(29,943)

At March 31, 2011, open total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation($)

5/28/2010 6/1/2012	2,800,0002	0.45%	Global Interest Rate Strategy Index	22,332	1,867	20,465

Counterparties:
1	JPMorgan Chase Securities, Inc.
2	Citigroup, Inc.
3	Bank of America, N.A.
4	Morgan Stanley
5	UBS AG
6	Barclays Bank PLC
LIBOR: London InterBank Offered Rate
As of March 31, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	706,950	EUR	500,000	4/11/2011	2,158	Barclays Bank PLC
USD	356,920	AUD	350,000	4/11/2011	5,296	Morgan Stanley
USD	367,589	GBP	230,000	4/11/2011	1,497	Barclays Bank PLC
GBP	1,250,000	USD	2,011,303	4/11/2011	5,400	Bank of New York Mellon Corp.
JPY	55,000,000	USD	671,786	4/11/2011	7,269	Credit Suisse
GBP	230,000	USD	369,154	4/11/2011	68	Nomura International PLC
EUR	476,600	USD	671,304	4/18/2011	343	JPMorgan Chase Securities, Inc.
USD	1,055,162	NOK	5,970,000	4/19/2011	23,296	UBS AG
USD	2,165,373	SEK	13,924,000	4/19/2011	38,602	UBS AG
USD	1,195,266	AUD	1,209,000	4/19/2011	52,334	UBS AG
USD	1,877,830	CAD	1,858,000	4/19/2011	37,821	UBS AG
GBP	766,000	USD	1,232,839	4/19/2011	4,279	UBS AG
CHF	1,772,000	USD	1,940,854	4/19/2011	11,396	UBS AG
GBP	925,000	USD	1,499,903	4/26/2011	15,790	Morgan Stanley
CAD	236,000	USD	242,750	5/11/2011	108	Morgan Stanley
Total unrealized appreciation					205,657

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	1,500,000	USD	2,048,435	4/11/2011	(78,888)	Morgan Stanley
USD	1,789,656	GBP	1,100,000	4/11/2011	(24,462)	Morgan Stanley
USD	680,190	JPY	55,000,000	4/11/2011	(15,673)	Bank of America
USD	177,347	EUR	125,000	4/11/2011	(70)	Credit Suisse
EUR	625,000	USD	871,434	4/11/2011	(14,951)	Credit Suisse
AUD	350,000	USD	358,149	4/11/2011	(4,068)	Nomura International PLC
JPY	30,000,000	USD	361,431	4/11/2011	(1,032)	Nomura International PLC
USD	1,175,378	JPY	94,691,000	4/19/2011	(36,869)	UBS AG
NZD	1,559,000	USD	1,142,123	4/19/2011	(45,941)	UBS AG
EUR	663,000	USD	924,898	4/19/2011	(14,373)	UBS AG
Total unrealized depreciation					(236,327)

Currency Abbreviations

ARS	Argentine Peso	GBP	British Pound
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(k)
Corporate Bonds	$—	$49,510,789	$522,367	$50,033,156
Commercial Mortgage-Backed Securities	—	1,432,660	—	1,432,660
Collateralized Mortgage Obligations	—	2,827,714	—	2,827,714
Government & Agency Obligations	—	9,974,107	277,530	10,251,637
Loan Participations and Assignments	—	2,578,935	—	2,578,935
Municipal Bonds and Notes	—	170,323	—	170,323
Preferred Securities	—	579,452	—	579,452
Common Stocks(k)	15,439	—	2,976	18,415
Preferred Stock	—	102,362	—	102,362
Warrants(k)	—	—	524	524
Other Investments	—	—	4,000	4,000
Short-Term Investments	3,896,571	142,894	—	4,039,465
Derivatives (l)	60,983	255,742	1,663	318,388
Total	$3,972,993	$67,574,978	$809,060	$72,357,031

Liabilities
Derivatives (l)	$(24,144)	$(272,827)	$(31,071)	$(328,042)
Total	$(24,144)	$(272,827)	$(31,071)	$(328,042)
There have been no significant transfers between Level1 and Level 2 fair value measurements during the period ended March 31, 2011.
(k)	See Investment Portfolio for additional detailed categorizations.
(l)
Derivatives include value of open options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, total return swap contracts, forward foreign currency exchange contracts and written options, at value.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds		Government & Agency Obligations	Common Stocks	Warrants
Balance as of December 31, 2010	$543,619		$284,461	$1,858	$972
Total realized gain (loss)	(249,031)		—	—	—
Change in unrealized appreciation (depreciation)	252,328		(6,931)	538	(448)
Amortization premium/discount	3,888		—	—	—
Purchases	—		—	580	—
(Sales)	0		—	—	—
Transfers into Level 3	—		—	—	—
Transfers (out) of Level 3	(28,437	)(m)	—	—	—
Balance as of March 31, 2011	$522,367		$277,530	$2,976	$524
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2011	$4,681		$(6,931)	$538	$(448)

	Call Options Purchased	Other Investments	Total	Written Options
Balance as of December 31, 2010	$467	$4,000	$835,377	$(35,163)
Total realized gain (loss)	—	—	(249,031)	—
Change in unrealized appreciation (depreciation)	1,196	0	246,683	4,092
Amortization premium/discount	—	—	3,888	—
Purchases	—	—	580	—
(Sales)	—	—	0	—
Transfers into Level 3	—	—	—	—
Transfers (out) of Level 3	—	—	(28,437)	—
Balance as of March 31, 2011	$1,663	$4,000	$809,060	$(31,071)
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2011	$1,196	$0	$(964)	$4,092

Transfers between price levels are recognized at the beginning of the reporting period.
(m)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2011  categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$23,063	$—	$—
Foreign Exchange Contracts	$—	$—	$(30,670)	$—
Interest Rate Contracts	$36,839	$(9,478)	$—	$(53,128)
Investment Portfolio	as of March 31, 2011 (Unaudited)

DWS Strategic Value VIP
	Shares	Value ($)
Common Stocks 95.0%
Consumer Discretionary 8.5%
Automobiles 0.5%
General Motors Co.*	41,495	1,287,590
Diversified Consumer Services 0.7%
H&R Block, Inc. (a)	120,000	2,008,800
Hotels Restaurants & Leisure 1.9%
McDonald's Corp.	53,358	4,060,010
MGM Resorts International* (a)	80,000	1,052,000

		5,112,010
Household Durables 0.6%
Newell Rubbermaid, Inc.	85,223	1,630,316
Leisure Equipment & Products 0.7%
Mattel, Inc.	80,227	2,000,059
Media 1.0%
Time Warner, Inc.	74,334	2,653,724
Multiline Retail 1.0%
Target Corp.	52,901	2,645,579
Specialty Retail 1.1%
Best Buy Co., Inc.	50,432	1,448,407
Lowe's Companies, Inc.	55,829	1,475,561

		2,923,968
Textiles, Apparel & Luxury Goods 1.0%
VF Corp. (a)	28,050	2,763,766
Consumer Staples 6.1%
Beverages 1.4%
PepsiCo, Inc.	59,372	3,824,151
Food & Staples Retailing 1.0%
Safeway, Inc.	108,536	2,554,937
Tobacco 3.7%
Altria Group, Inc.	205,453	5,347,941
Philip Morris International, Inc.	73,109	4,798,144

		10,146,085
Energy 18.2%
Energy Equipment & Services 5.2%
Ensco PLC (ADR)	73,117	4,229,087
Halliburton Co. (a)	35,000	1,744,400
Transocean Ltd.* (a)	52,027	4,055,505
Weatherford International Ltd.*	181,327	4,097,990

		14,126,982
Oil, Gas & Consumable Fuels 13.0%
Apache Corp.	47,500	6,218,700
Chevron Corp. (a)	53,120	5,706,682
ConocoPhillips	44,086	3,520,708
Hess Corp.	50,640	4,315,034
Marathon Oil Corp.	112,114	5,976,797
Nexen, Inc.	97,451	2,428,479
Occidental Petroleum Corp.	29,000	3,030,210
Williams Companies, Inc.	135,158	4,214,227

		35,410,837
Financials 14.2%
Capital Markets 0.8%
Janus Capital Group, Inc. (a)	80,000	997,600
Legg Mason, Inc. (a)	30,000	1,082,700

		2,080,300
Commercial Banks 3.0%
Royal Bank of Canada (a)	43,301	2,683,363
Wells Fargo & Co.	172,565	5,470,310

		8,153,673
Consumer Finance 0.8%
Capital One Financial Corp. (a)	43,287	2,249,193
Diversified Financial Services 5.4%
Citigroup, Inc.*	859,637	3,799,595
JPMorgan Chase & Co.	233,319	10,756,006

		14,555,601
Insurance 4.2%
Hartford Financial Services Group, Inc. (a)	129,640	3,491,205
Lincoln National Corp. (a)	130,684	3,925,748
MetLife, Inc. (a)	89,407	3,999,175

		11,416,128
Thrifts & Mortgage Finance 0.0%
Washington Mutual, Inc.*	1,394,944	65,562
Health Care 10.2%
Biotechnology 0.8%
Amgen, Inc.*	43,291	2,313,904
Health Care Equipment & Supplies 1.3%
Medtronic, Inc.	90,572	3,564,008
Health Care Providers & Services 5.7%
Aetna, Inc.	99,770	3,734,391
Humana, Inc.*	27,654	1,934,121
Quest Diagnostics, Inc.	49,906	2,880,574
UnitedHealth Group, Inc.	83,959	3,794,947
WellPoint, Inc.	43,352	3,025,536

		15,369,569
Pharmaceuticals 2.4%
Abbott Laboratories	52,809	2,590,282
Mylan, Inc.* (a)	174,984	3,966,887

		6,557,169
Industrials 11.4%
Aerospace & Defense 5.7%
Honeywell International, Inc.	67,616	4,037,352
ITT Corp.	58,665	3,522,833
United Technologies Corp.	94,868	8,030,576

		15,590,761
Building Products 0.6%
Masco Corp. (a)	114,571	1,594,828
Construction & Engineering 1.0%
URS Corp.*	58,652	2,700,925
Industrial Conglomerates 2.9%
General Electric Co.	226,206	4,535,430
Tyco International Ltd.	71,995	3,223,216

		7,758,646
Road & Rail 1.2%
CSX Corp. (a)	41,068	3,227,945
Information Technology 15.3%
Communications Equipment 2.5%
Cisco Systems, Inc.	223,665	3,835,855
Motorola Solutions, Inc.*	67,474	3,015,413

		6,851,268
Computers & Peripherals 2.4%
Hewlett-Packard Co.	115,423	4,728,880
Lexmark International, Inc. "A"*	45,000	1,666,800

		6,395,680
Electronic Equipment, Instruments & Components 0.5%
Corning, Inc. (a)	70,000	1,444,100
IT Services 2.7%
Accenture PLC "A"	102,451	5,631,732
Computer Sciences Corp.	33,254	1,620,467

		7,252,199
Office Electronics 1.5%
Xerox Corp.	373,129	3,973,824
Semiconductors & Semiconductor Equipment 1.2%
Marvell Technology Group Ltd.*	75,000	1,166,250
Micron Technology, Inc.* (a)	195,172	2,236,671

		3,402,921
Software 4.5%
BMC Software, Inc.*	65,869	3,276,324
Microsoft Corp.	354,564	8,991,743

		12,268,067
Materials 2.2%
Metals & Mining
Agnico-Eagle Mines Ltd. (a)	29,394	1,950,292
BHP Billiton Ltd. (ADR) (a)	20,000	1,917,600
Freeport-McMoRan Copper & Gold, Inc.	38,003	2,111,067

		5,978,959
Telecommunication Services 4.9%
Diversified Telecommunication Services 3.2%
AT&T, Inc.	146,263	4,475,648
CenturyLink, Inc. (a)	101,539	4,218,945

		8,694,593
Wireless Telecommunication Services 1.7%
Vodafone Group PLC (ADR) (a)	164,236	4,721,785
Utilities 4.0%
Electric Utilities 2.1%
Exelon Corp. (a)	96,289	3,970,958
FirstEnergy Corp.	43,893	1,627,992

		5,598,950
Multi-Utilities 1.9%
PG&E Corp.	58,501	2,584,574
Sempra Energy	48,382	2,588,437

		5,173,011

Total Common Stocks (Cost $215,396,766)		258,042,373
Securities Lending Collateral 21.6%
Daily Assets Fund Institutional, 0.22% (b) (c) (Cost $58,811,515)	58,811,515	58,811,515
Cash Equivalents 5.1%
Central Cash Management Fund, 0.17% (b) (Cost $13,785,278)	13,785,278	13,785,278

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $287,993,559) †	121.7	330,639,166
Other Assets and Liabilities, Net	(21.7)	(58,981,119)

Net Assets	100.0	271,658,047

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $288,890,196. At March 31, 2011, net unrealized appreciation for all securities based on tax cost was $41,748,970. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $56,924,854 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,175,884.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2011 amounted to $57,329,801 which is 21.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$258,042,373	$—	$—	$258,042,373
Short-Term Investments(d)	72,596,793	—	—	72,596,793
Total	$330,639,166	$—	$—	$330,639,166

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2011 (Unaudited)

DWS Technology VIP
	Shares	Value ($)
Common Stocks 100.6%
Consumer Discretionary 3.3%
Hotels Restaurants & Leisure 0.3%
Ctrip.com International Ltd. (ADR)*	6,040	250,599
Internet & Catalog Retail 3.0%
Amazon.com, Inc.*	7,170	1,291,532
Priceline.com, Inc.* (a)	1,940	982,494

		2,274,026
Information Technology 97.3%
Communications Equipment 14.0%
Acme Packet, Inc.*	7,483	530,994
Aviat Networks, Inc.*	2,453	12,682
Cisco Systems, Inc.	73,220	1,255,723
Comverse Technology, Inc.*	125,884	945,389
F5 Networks, Inc.*	8,800	902,616
Juniper Networks, Inc.*	29,630	1,246,830
Polycom, Inc.*	23,670	1,227,290
QUALCOMM, Inc.	77,536	4,251,299
Research In Motion Ltd.*	6,430	363,745

		10,736,568
Computers & Peripherals 22.9%
Apple, Inc.*	29,200	10,174,740
EMC Corp.* (a)	93,397	2,479,690
Hewlett-Packard Co.	90,230	3,696,723
QLogic Corp.*	3,640	67,522
Quantum Corp.*	138,470	348,945
SanDisk Corp.*	17,190	792,287

		17,559,907
Electronic Equipment, Instruments & Components 0.9%
Corning, Inc. (a)	29,970	618,281
NeoPhotonics Corp.*	8,545	96,644

		714,925
Internet Software & Services 13.5%
Akamai Technologies, Inc.*	6,680	253,840
Digital River, Inc.* (a)	16,530	618,718
eBay, Inc.*	10,390	322,506
Equinix, Inc.* (a)	2,700	245,970
Google, Inc. "A"*	9,400	5,510,374
LogMeIn, Inc.* (a)	24,173	1,019,134
Open Text Corp.* (a)	3,380	210,642
QuinStreet, Inc.* (a)	27,728	630,257
Telecity Group PLC*	40,265	328,456
Tencent Holdings Ltd.	8,780	214,010
Velti PLC*	14,097	177,481
VistaPrint NV* (a)	3,020	156,738
Yahoo!, Inc.* (a)	40,830	679,819

		10,367,945
IT Services 10.0%
Accenture PLC "A"	9,770	537,057
Amdocs Ltd.*	8,530	246,090
Cognizant Technology Solutions Corp. "A"*	25,240	2,054,536
Fiserv, Inc.*	10,340	648,525
International Business Machines Corp.	11,080	1,806,815
InterXion Holding NV*	18,186	236,418
MasterCard, Inc. "A"	960	241,651
ServiceSource International, Inc.* (a)	4,687	57,088
Teradata Corp.*	22,731	1,152,462
VeriFone Systems, Inc.*	7,060	387,947
Visa, Inc. "A" (a)	4,590	337,916

		7,706,505
Semiconductors & Semiconductor Equipment 16.9%
Aixtron SE (a)	10,600	464,114
Altera Corp. (a)	11,590	510,192
Applied Materials, Inc. (a)	23,860	372,693
ASML Holding NV*	14,110	627,895
Avago Technologies Ltd.	17,029	529,602
Broadcom Corp. "A"	20,190	795,082
Cavium Networks, Inc.*	6,970	313,162
Cirrus Logic, Inc.* (a)	21,280	447,519
Inphi Corp.*	1,930	40,549
Integrated Device Technology, Inc.*	74,160	546,559
Intel Corp.	136,959	2,762,463
KLA-Tencor Corp.	12,670	600,178
Marvell Technology Group Ltd.*	31,220	485,471
MaxLinear, Inc. "A"* (a)	22,170	181,129
Microchip Technology, Inc. (a)	8,230	312,822
Micron Technology, Inc.* (a)	54,580	625,487
Microsemi Corp.* (a)	3,280	67,929
Netlogic Microsystems, Inc.*	15,990	671,900
Novellus Systems, Inc.*	16,810	624,155
NXP Semiconductors NV* (a)	10,160	304,800
Texas Instruments, Inc.	44,930	1,552,781
TriQuint Semiconductor, Inc.*	9,000	116,190

		12,952,672
Software 19.1%
Activision Blizzard, Inc.	36,000	394,920
Adobe Systems, Inc.*	20,870	692,049
ANSYS, Inc.*	5,130	277,995
Ariba, Inc.*	55,330	1,888,966
BMC Software, Inc.*	18,930	941,578
Check Point Software Technologies Ltd.* (a)	11,020	562,571
Citrix Systems, Inc.*	4,750	348,935
Compuware Corp.*	29,920	345,576
Informatica Corp.*	20,670	1,079,594
Longtop Financial Technologies Ltd. (ADR)*	9,350	293,777
Microsoft Corp.	111,740	2,833,727
Oracle Corp.	102,890	3,433,439
QLIK Technologies, Inc.*	7,918	205,868
RealD, Inc.* (a)	976	26,703
Rovi Corp.* (a)	3,140	168,461
Salesforce.com, Inc.* (a)	1,560	208,385
Symantec Corp.*	8,510	157,775
Taleo Corp. "A"*	10,830	386,090
TIBCO Software, Inc.*	6,570	179,033
VanceInfo Technologies, Inc. (ADR)*	8,120	255,049

		14,680,491

Total Common Stocks (Cost $41,689,881)		77,243,638
Securities Lending Collateral 14.2%
Daily Assets Fund Institutional, 0.22% (b) (c) (Cost $10,929,310)	10,929,310	10,929,310

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $52,619,191) †	114.8	88,172,948
Other Assets and Liabilities, Net	(14.8)	(11,370,504)

Net Assets	100.0	76,802,444

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $55,941,206.  At March 31, 2011, net unrealized appreciation  for all securities based on tax cost was $32,231,742.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $36,109,330 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,877,588.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2011 amounted to $10,592,874 which is 13.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)
Consumer Discretionary	$2,524,625	$—	$—	$2,524,625
Information Technology	73,712,433	1,006,580	—	74,719,013
Short-Term Investments	10,929,310	—	—	10,929,310
Total	$87,166,368	$1,006,580	$—	$88,172,948

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2011 (Unaudited)

DWS Turner Mid Cap Growth VIP
	Shares	Value ($)
Common Stocks 99.2%
Consumer Discretionary 15.5%
Auto Components 1.4%
BorgWarner, Inc.* (a)	6,210	494,875
TRW Automotive Holdings Corp.*	7,180	395,474

		890,349
Hotels Restaurants & Leisure 5.1%
MGM Resorts International*	19,660	258,529
Royal Caribbean Cruises Ltd.*	12,510	516,163
Starwood Hotels & Resorts Worldwide, Inc.	17,650	1,025,818
WMS Industries, Inc.*	16,775	592,996
Wynn Resorts Ltd.	6,660	847,485

		3,240,991
Household Durables 0.8%
Stanley Black & Decker, Inc.	6,930	530,838
Internet & Catalog Retail 1.4%
Priceline.com, Inc.*	1,770	896,399
Media 1.5%
Interpublic Group of Companies, Inc.	75,190	945,138
Multiline Retail 1.5%
Nordstrom, Inc.	20,850	935,748
Specialty Retail 2.6%
Abercrombie & Fitch Co. "A" (a)	13,290	780,123
Dick's Sporting Goods, Inc.*	14,010	560,120
Guess?, Inc.	7,970	313,619

		1,653,862
Textiles, Apparel & Luxury Goods 1.2%
Coach, Inc.	15,060	783,723
Consumer Staples 4.5%
Beverages 0.6%
Hansen Natural Corp.*	6,020	362,585
Food & Staples Retailing 1.4%
Whole Foods Market, Inc.	13,890	915,351
Food Products 2.5%
Green Mountain Coffee Roasters, Inc.*	17,710	1,144,243
Mead Johnson Nutrition Co.	7,550	437,371

		1,581,614
Energy 7.0%
Energy Equipment & Services 1.5%
Cameron International Corp.*	16,800	959,280
Oil, Gas & Consumable Fuels 5.5%
Alpha Natural Resources, Inc.* (a)	10,860	644,758
Cimarex Energy Co.	7,810	900,025
Concho Resources, Inc.*	9,200	987,160
QEP Resources, Inc.	12,800	518,912
Whiting Petroleum Corp.*	6,540	480,363

		3,531,218
Financials 8.8%
Capital Markets 2.6%
Invesco Ltd.	27,690	707,757
T. Rowe Price Group, Inc. (a)	14,110	937,186

		1,644,943
Commercial Banks 0.9%
M&T Bank Corp.	6,290	556,476
Consumer Finance 0.9%
Discover Financial Services	23,040	555,725
Diversified Financial Services 0.8%
IntercontinentalExchange, Inc.*	4,070	502,808
Insurance 2.3%
Aon Corp.	16,560	877,018
Unum Group	21,830	573,037

		1,450,055
Real Estate Management & Development 1.3%
CB Richard Ellis Group, Inc. "A"*	32,550	869,085
Health Care 14.0%
Biotechnology 2.9%
Alexion Pharmaceuticals, Inc.* (a)	7,630	752,928
Onyx Pharmaceuticals, Inc.*	7,680	270,182
United Therapeutics Corp.*	8,340	558,947
Vertex Pharmaceuticals, Inc.*	5,350	256,426

		1,838,483
Health Care Equipment & Supplies 1.8%
Intuitive Surgical, Inc.*	1,790	596,893
Varian Medical Systems, Inc.*	8,400	568,176

		1,165,069
Health Care Providers & Services 4.0%
AMERIGROUP Corp.*	8,610	553,193
AmerisourceBergen Corp.	16,070	635,729
Laboratory Corp. of America Holdings*	5,560	512,243
Universal Health Services, Inc. "B"	17,110	845,405

		2,546,570
Life Sciences Tools & Services 2.3%
Agilent Technologies, Inc.*	16,340	731,705
Charles River Laboratories International, Inc.*	10,860	416,807
Illumina, Inc.*	4,670	327,227

		1,475,739
Pharmaceuticals 3.0%
Perrigo Co.	5,320	423,047
Valeant Pharmaceuticals International, Inc.	16,980	845,774
Watson Pharmaceuticals, Inc.*	11,220	628,432

		1,897,253
Industrials 11.7%
Aerospace & Defense 1.1%
Goodrich Corp.	8,480	725,294
Airlines 1.2%
United Continental Holdings, Inc.*	33,936	780,189
Building Products 1.0%
Owens Corning, Inc.*	17,980	647,100
Electrical Equipment 1.1%
Rockwell Automation, Inc.	7,050	667,283
Machinery 5.6%
AGCO Corp.*	10,470	575,536
Cummins, Inc.	10,330	1,132,374
Joy Global, Inc.	11,890	1,174,851
Parker Hannifin Corp.	7,370	697,792

		3,580,553
Professional Services 0.9%
Manpower, Inc.	8,590	540,139
Trading Companies & Distributors 0.8%
WESCO International, Inc.*	8,140	508,750
Information Technology 30.8%
Communications Equipment 5.9%
Acme Packet, Inc.*	8,270	586,839
Aruba Networks, Inc.*	28,110	951,242
Ciena Corp.*	17,400	451,704
F5 Networks, Inc.*	8,830	905,693
Juniper Networks, Inc.*	15,150	637,512
Riverbed Technology, Inc.*	5,950	224,018

		3,757,008
Computers & Peripherals 1.5%
SanDisk Corp.*	20,230	932,401
Electronic Equipment, Instruments & Components 0.6%
Aeroflex Holding Corp.*	20,500	373,305
Internet Software & Services 2.6%
MercadoLibre, Inc. (a)	4,270	348,560
OpenTable, Inc.*	6,900	733,815
SINA Corp.*	5,460	584,439

		1,666,814
IT Services 2.1%
VeriFone Systems, Inc.*	10,230	562,139
Western Union Co.	37,050	769,528

		1,331,667
Semiconductors & Semiconductor Equipment 11.9%
Altera Corp.	11,230	494,345
ASML Holding NV* (a)	22,630	1,007,035
Broadcom Corp. "A"	17,150	675,367
Cypress Semiconductor Corp.*	50,140	971,713
Lam Research Corp.*	8,610	487,843
Marvell Technology Group Ltd.*	41,480	645,014
Netlogic Microsystems, Inc.*	22,230	934,104
NVIDIA Corp.*	20,360	375,846
NXP Semiconductors NV*	17,450	523,500
SunPower Corp. "A"*	11,230	192,482
Varian Semiconductor Equipment Associates, Inc.*	25,680	1,249,845

		7,557,094
Software 6.2%
Fortinet, Inc.*	7,050	310,200
Informatica Corp.*	9,150	477,904
Rovi Corp.*	8,390	450,123
Salesforce.com, Inc.*	11,560	1,544,185
SuccessFactors, Inc.*	19,030	743,883
TIBCO Software, Inc.*	16,580	451,805

		3,978,100
Materials 5.7%
Chemicals 1.6%
CF Industries Holdings, Inc.	3,730	510,227
LyondellBasell Industries NV "A"*	12,410	490,815

		1,001,042
Containers & Packaging 0.5%
Temple-Inland, Inc.	12,940	302,796
Metals & Mining 3.6%
Cliffs Natural Resources, Inc.	9,700	953,316
Silver Wheaton Corp.	7,070	306,555
United States Steel Corp. (a)	6,760	364,634
Walter Energy, Inc.	5,020	679,859

		2,304,364
Telecommunication Services 0.7%
Wireless Telecommunication Services
NII Holdings, Inc.*	11,200	466,704
Utilities 0.5%
Gas Utilities
Energen Corp.	5,460	344,635

Total Common Stocks (Cost $40,203,059)		63,194,540
Securities Lending Collateral 7.4%
Daily Assets Fund Institutional, 0.22% (b) (c) (Cost $4,742,000)	4,742,000	4,742,000
Cash Equivalents 0.7%
Central Cash Management Fund, 0.17% (b) (Cost $416,882)	416,882	416,882

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $45,361,941) †	107.3	68,353,422
Other Assets and Liabilities, Net	(7.3)	(4,677,959)

Net Assets	100.0	63,675,463

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $45,840,520.  At March 31, 2011, net unrealized appreciation for all securities based on tax cost was $22,512,902.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $23,410,430 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $897,528.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2011 amounted to $4,644,937 which is 7.3% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$63,194,540	$—	$—	$63,194,540
Short-Term Investments(d)	5,158,882	—	—	5,158,882
Total	$68,353,422	$—	$—	$68,353,422

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series II

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 25. 2011